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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2015
Invesco Corporate Bond Fund
Nasdaq: A: ACCBX ¡ B: ACCDX ¡ C: ACCEX ¡ R: ACCZX ¡ Y: ACCHX ¡ R5: ACCWX ¡ R6: ICBFX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

21 Financial Statements

23 Notes to Financial Statements

35 Financial Highlights

36 Fund Expenses

37 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.24%
Class B Shares	-3.37
Class C Shares	-3.58
Class R Shares	-3.36
Class Y Shares	-3.11
Class R5 Shares	-3.04
Class R6 Shares	-3.02
Barclays U.S. Credit Index▼ (Broad Market/Style-Specific Index)	-2.52
Lipper BBB Rated Funds Index■ (Peer Group Index)	-2.99

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

    The Lipper BBB Rated Funds Index is an unmanaged index considered representative of BBB-rated funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Corporate Bond Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges

Class A Shares
Inception (9/23/71)	7.12%
10 Years	4.62
5 Years	3.73
1 Year	-5.81

Class B Shares
Inception (9/28/92)	5.49%
10 Years	4.75
5 Years	4.27
1 Year	-6.35

Class C Shares
Inception (8/30/93)	4.70%
10 Years	4.33
5 Years	3.89
1 Year	-3.26

Class R Shares
10 Years	4.83%
5 Years	4.39
1 Year	-1.85

Class Y Shares
Inception (8/12/05)	5.45%
10 Years	5.37
5 Years	4.91
1 Year	-1.35

Class R5 Shares
10 Years	5.31%
5 Years	5.08
1 Year	-1.19

Class R6 Shares
10 Years	5.22%
5 Years	4.92
1 Year	-1.17

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Corporate Bond Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Corporate Bond Fund (renamed Invesco Corporate Bond Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Corporate Bond Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on June 6, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares.

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/23/71)	7.17%
10 Years	4.78
5 Years	4.78
1 Year	-3.81

Class B Shares
Inception (9/28/92)	5.57%
10 Years	4.90
5 Years	5.33
1 Year	-4.47

Class C Shares
Inception (8/30/93)	4.78%
10 Years	4.50
5 Years	4.92
1 Year	-1.33

Class R Shares
10 Years	4.97%
5 Years	5.42
1 Year	0.11

Class Y Shares
Inception (8/12/05)	5.61%
5 Years	5.97
1 Year	0.62

Class R5 Shares
10 Years	5.45%
5 Years	6.11
1 Year	0.79

Class R6 Shares
10 Years	5.36%
5 Years	5.94
1 Year	0.81

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.91%, 0.91%, 1.66%, 1.16%, 0.66%, 0.47% and 0.46%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Corporate Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Corporate Bond Fund

Schedule of Investments(a)

August 31, 2015

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–86.64%
Advertising–0.05%
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$535,000	$536,102

Aerospace & Defense–0.92%
Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	488,000	516,060
Bombardier Inc. (Canada), Sr. Unsec. Notes,
7.50%, 03/15/18(b)	315,000	296,494
7.50%, 03/15/25(b)	255,000	193,800
7.75%, 03/15/20(b)	459,000	385,560
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	224,000	217,280
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/22(b)	298,000	294,275
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	5,355,000	5,092,013
Sr. Unsec. Gtd. Notes, 4.95%, 02/15/21	980,000	1,035,343
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	280,000	281,400
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	355,000	349,675
Sr. Unsec. Gtd. Sub. Notes,
6.50%, 05/15/25(b)	670,000	659,950
		9,321,850

Agricultural & Farm Machinery–0.02%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	274,000	246,943

Airlines–1.41%
Air Canada (Canada), Sec. Gtd. Second Lien Notes,
8.75%, 04/01/20(b)	110,000	121,572
Sr. Unsec. Gtd. Notes,
7.75%, 04/15/21(b)	360,000	388,422
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs.,
9.00%, 07/08/16	1,908,539	2,032,594
Series 2009-2, Class B, Sec. Second Lien Global Pass Through Ctfs.,
9.25%, 05/10/17	54,139	58,910
Series 2010-1, Class B,
Sec. Second Lien Pass Through Ctfs.,
6.00%, 01/12/19	1,227,400	1,266,523

	Principal Amount	Value
Airlines–(continued)
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 05/23/19	$1,570,302	$1,663,539
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015, Class 1A, Sec. Pass Through Ctfs., 4.20%, 11/15/27(b)	6,338,000	6,083,549
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/22	2,545,000	2,587,947
		14,203,056

Alternative Carriers–0.13%
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	816,000	818,040
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes,
5.38%, 08/15/22	397,000	401,466
Sr. Unsec. Gtd. Notes,
5.13%, 05/01/23(b)	130,000	127,400
		1,346,906

Apparel Retail–1.13%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(b)	707,000	714,954
L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/22	97,000	104,033
Sr. Unsec. Gtd. Notes,
6.63%, 04/01/21	75,000	84,563
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/22	671,000	712,937
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	9,926,000	9,762,975
		11,379,462

Apparel, Accessories & Luxury Goods–0.02%
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	165,000	169,950

Application Software–0.02%
SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/23(b)	165,000	171,188

Asset Management & Custody Banks–1.79%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	4,515,000	4,606,776
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/17(c)	937,000	931,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Corporate Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	$1,435,000	$1,435,362
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	4,355,000	4,422,147
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	5,900,000	6,324,694
DJO Finco Inc. /DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(b)	341,000	355,066
		18,075,189

Auto Parts & Equipment–0.17%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	420,000	448,350
Dana Holding Corp., Sr. Unsec. Notes,
5.38%, 09/15/21	183,000	183,915
5.50%, 12/15/24	101,000	99,485
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/20(b)	200,000	206,520
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21 (Acquired 10/01/13-05/11/15 Cost $464,883)(b)	456,000	503,880
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	303,000	309,060
		1,751,210

Automobile Manufacturers–1.01%
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.16%, 08/04/20	4,138,000	4,143,561
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	3,805,000	3,867,783
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/20	2,177,000	2,151,962
		10,163,306

Automotive Retail–0.67%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	3,940,000	4,365,749
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	215,000	211,775
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 09/15/21	2,000,000	2,149,222
		6,726,746

Biotechnology–0.56%
Celgene Corp., Sr. Unsec. Global Notes,
3.88%, 08/15/25	3,749,000	3,732,267
5.00%, 08/15/45	1,901,000	1,907,101
		5,639,368

	Principal Amount	Value
Broadcasting–0.09%
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 10.63%, 03/15/23	$314,000	$284,170
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	385,000	367,675
TEGNA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 10/15/23	235,000	247,338
		899,183

Building Products–0.32%
Builders FirstSource, Inc., Sr. Sec. First Lien Notes,
7.63%, 06/01/21(b)	720,000	758,700
Sr. Unsec. Gtd. Notes,
10.75%, 08/15/23(b)	581,000	592,620
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	467,000	499,690
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	622,000	631,330
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(b)	125,000	119,844
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	90,000	93,712
Norbord Inc. (Canada), Sr. Sec. First Lien Notes,
5.38%, 12/01/20(b)	342,000	342,308
Sr. Sec. Gtd. First Lien Notes,
6.25%, 04/15/23(b)	215,000	214,926
		3,253,130

Cable & Satellite–4.66%
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(b)	650,000	636,187
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	255,000	258,506
Sr. Unsec. Gtd. Notes,
5.13%, 05/01/23(b)	1,052,000	1,057,260
5.38%, 05/01/25(b)	160,000	156,000
CCO Safari II, LLC, Sr. Sec. First Lien Notes,
6.83%, 10/23/55(b)	6,927,000	6,932,005
Sr. Sec. Gtd. First Lien Notes,
4.91%, 07/23/25(b)	7,118,000	7,067,377
Comcast Corp., Sr. Unsec. Gtd. Global Bonds,
6.40%, 05/15/38	1,100,000	1,361,118
Sr. Unsec. Gtd. Global Notes,
4.25%, 01/15/33	3,820,000	3,778,629
Sr. Unsec. Gtd. Notes,
6.45%, 03/15/37	1,885,000	2,340,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Corporate Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Cox Communications, Inc., Sr. Unsec. Notes,
8.38%, 03/01/39(b)	$2,185,000	$2,709,184
9.38%, 01/15/19(b)	1,860,000	2,233,401
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes,
5.15%, 03/15/42	3,670,000	3,448,407
Sr. Unsec. Gtd. Notes,
4.45%, 04/01/24	1,475,000	1,494,982
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.13%, 05/01/20	1,123,000	1,106,155
5.88%, 11/15/24	460,000	420,900
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	216,000	237,600
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds,
5.50%, 08/01/23	811,000	721,790
6.63%, 12/15/22	197,000	173,360
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes,
5.15%, 04/30/20	1,050,000	1,175,389
5.95%, 04/01/41	3,964,000	4,737,396
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/22(b)	750,000	753,750
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	3,749,158
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/25(b)	290,000	283,475
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/24(b)	220,000	218,075
		47,050,886

Casinos & Gaming–0.12%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/23	525,000	546,000
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes,
6.63%, 12/15/21	126,000	134,820
Sr. Unsec. Gtd. Notes,
6.00%, 03/15/23	145,000	147,900
7.75%, 03/15/22	253,000	282,095
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/21(b)	85,000	87,975
		1,198,790

	Principal Amount	Value
Catalog Retail–1.32%
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes,
4.45%, 02/15/25	$4,045,000	$3,829,511
4.85%, 04/01/24	2,573,000	2,470,034
5.45%, 08/15/34	7,880,000	6,994,122
		13,293,667

Commercial Printing–0.04%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	404,000	413,595

Communications Equipment–0.43%
Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(b)	521,000	494,950
QUALCOMM Inc., Sr. Unsec. Global Notes, 4.65%, 05/20/35	4,185,000	3,816,676
		4,311,626

Computer & Electronics Retail–0.05%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	594,000	507,870

Construction & Engineering–0.07%
AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	708,000	707,772

Construction Machinery & Heavy Trucks–0.31%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	673,000	708,333
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	720,000	747,900
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/24	167,000	163,660
6.75%, 06/15/21	186,000	189,720
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	665,000	579,381
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 03/01/22	549,000	557,235
5.38%, 03/01/25	188,000	189,410
		3,135,639

Construction Materials–0.16%
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	660,000	677,325
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/19(b)	200,000	203,000
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/23(b)	87,000	89,610
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	603,000	607,522
		1,577,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Corporate Bond Fund

	Principal Amount	Value
Consumer Finance–1.64%
Ally Financial Inc., Sr. Unsec. Global Notes,
4.13%, 03/30/20	$4,155,000	$4,175,775
4.63%, 03/30/25	3,035,000	2,943,950
5.13%, 09/30/24	102,000	103,020
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	224,000	230,160
Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	3,290,000	3,327,012
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/25	5,770,000	5,735,960
		16,515,877

Data Processing & Outsourced Services–0.27%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	1,460,000	1,495,470
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	1,106,000	1,251,162
		2,746,632

Department Stores–0.58%
Kohl’s Corp., Sr. Unsec. Global Notes, 5.55%, 07/17/45	6,239,000	5,900,977

Diversified Banks–9.66%
Bank of America Corp., Sr. Unsec. Global Notes,
6.50%, 08/01/16	1,860,000	1,948,037
Unsec. Sub. Global Notes,
7.75%, 05/14/38	2,850,000	3,851,806
Series AA, Jr. Unsec. Sub. Notes, 6.10%(d)	6,420,000	6,307,650
Series X, Jr. Unsec. Sub. Notes, 6.25%(d)	2,390,000	2,372,075
Series Z, Jr. Unsec. Sub. Notes, 6.50%(d)	4,500,000	4,657,500
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/24(b)	2,850,000	2,902,520
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes,
5.14%, 10/14/20	765,000	835,875
Unsec. Sub. Notes,
6.05%, 12/04/17(b)	1,210,000	1,309,273
Series BKNT, Sr. Unsec. Global Notes,
6.75%, 05/22/19	1,625,000	1,884,894
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	2,015,000	2,027,228
Citigroup Inc., Unsec. Sub. Global Notes,
3.50%, 05/15/23	3,980,000	3,855,667
5.50%, 09/13/25	4,845,000	5,261,280
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(d)	2,535,000	2,522,325
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(d)	2,435,000	2,422,825

	Principal Amount	Value
Diversified Banks–(continued)
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/25(b)	$6,539,000	$6,347,963
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	2,070,000	2,153,197
ING Groep N.V. (Netherlands),
Jr. Unsec. Sub. Global Notes,
6.00%(d)	465,000	460,350
6.50%(d)	3,130,000	3,051,750
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	4,560,000	4,702,571
Itaú Unibanco Holding S.A. (Brazil), Sr. Unsec. Notes, 2.85%, 05/26/18(b)	4,215,000	4,098,202
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes,
6.00%(d)	5,560,000	5,546,100
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(d)	2,005,000	1,954,875
Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(d)	235,000	232,944
KEB Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	1,500,000	1,563,258
Unsec. Sub. Notes, 4.38%, 09/30/24(b)	1,380,000	1,441,538
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(d)	3,045,000	3,029,775
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(d)	760,000	952,850
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	425,417
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88%(b)(d)	1,925,000	1,934,625
Jr. Unsec. Sub. Notes, 6.00%(b)(d)	2,565,000	2,449,575
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 5.70%, 03/26/44(b)	1,425,000	1,448,965
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,405,000	1,411,197
Wells Fargo & Co., Unsec. Sub. Global Notes,
5.38%, 11/02/43	7,865,000	8,458,249
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(d)	3,530,000	3,618,250
		97,440,606

Diversified Capital Markets–1.44%
Credit Suisse (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/21	2,065,000	2,059,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	$1,284,000	$1,402,676
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25%(b)(d)	2,834,000	2,706,470
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland),
Sr. Unsec. Gtd. Notes,
3.75%, 03/26/25(b)	2,220,000	2,152,254
4.88%, 05/15/45(b)	6,325,000	6,249,992
		14,570,937

Diversified Chemicals–0.22%
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/25(b)	2,259,000	2,126,284
Tronox Finance LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(b)	157,000	127,170
		2,253,454

Diversified Metals & Mining–1.14%
Anglo American Capital PLC (United Kingdom), Sr. Unsec Gtd. Notes,
3.63%, 05/14/20(b)	1,451,000	1,387,365
Sr. Unsec. Gtd. Notes,
4.88%, 05/14/25(b)	2,093,000	1,841,610
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(b)	213,000	206,077
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	1,000,000	1,255,409
Teck Resources Ltd. (Canada),
Sr. Unsec. Gtd. Global Notes,
5.20%, 03/01/42	2,102,000	1,323,762
Sr. Unsec. Gtd. Yankee Notes,
4.50%, 01/15/21	6,949,000	5,521,502
		11,535,725

Diversified Real Estate Activities–0.21%
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Yankee Notes, 4.00%, 01/15/25	2,170,000	2,136,694

Diversified REIT’s–0.82%
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/25	1,893,000	1,825,398
W.P. Carey Inc., Sr. Unsec. Notes, 4.00%, 02/01/25	6,645,000	6,432,121
		8,257,519

Diversified Support Services–0.11%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	1,075,000	1,084,141

	Principal Amount	Value
Drug Retail–0.44%
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs.,
6.04%, 12/10/28	$1,803,079	$2,037,927
Sr. Sec. First Lien Mortgage Pass Through Ctfs.,
5.77%, 01/10/33(b)	2,142,164	2,430,335
		4,468,262

Electric Utilities–1.60%
Appalachian Power Co., Sr. Unsec. Notes, 4.45%, 06/01/45	3,021,000	2,905,550
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(b)(d)	2,840,000	2,886,860
Sr. Unsec. Notes,
6.00%, 01/22/2114(b)	6,655,000	7,361,378
Potomac Electric Power Co., Sr. Sec. First Mortgage Bonds, 4.15%, 03/15/43	3,084,000	2,995,639
		16,149,427

Electrical Components & Equipment–0.09%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(b)	488,000	472,750
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes,
4.88%, 10/15/23(b)	180,000	177,750
5.00%, 10/01/25(b)	220,000	215,050
		865,550

Environmental & Facilities Services–0.04%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	385,000	400,881

Gas Utilities–0.48%
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes,
6.50%, 05/01/21	540,000	526,500
6.75%, 01/15/22	100,000	97,500
Sr. Unsec. Gtd. Notes,
6.75%, 06/15/23(b)	185,000	179,450
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/18(b)	3,510,000	3,746,298
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes,
5.50%, 06/01/24	172,000	162,540
7.38%, 08/01/21	140,000	147,350
		4,859,638

General Merchandise Stores–0.12%
Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/23(b)	1,116,000	1,177,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Corporate Bond Fund

	Principal Amount	Value
Gold–0.69%
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/21	$4,800,000	$4,552,385
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.95%, 03/15/24	2,860,000	2,446,801
		6,999,186

Health Care Equipment–1.53%
Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/44	2,945,000	2,961,137
Medtronic Inc., Sr. Unsec. Gtd. Global Notes,
4.63%, 03/15/44	1,892,000	1,893,751
Sr. Unsec. Gtd. Notes,
4.63%, 03/15/45(b)	2,178,000	2,229,760
Zimmer Biomet Holdings, Inc.,
Sr. Unsec. Global Notes,
2.70%, 04/01/20	2,752,000	2,725,862
3.55%, 04/01/25	5,863,000	5,600,845
		15,411,355

Health Care Facilities–0.56%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/23	189,000	192,308
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	251,532	268,510
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	830,000	904,700
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes,
5.88%, 03/15/22	407,000	445,029
6.50%, 02/15/20	974,000	1,082,966
Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/25	176,000	183,700
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/25	685,000	702,125
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	425,000	431,375
Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
6.75%, 02/01/20	25,000	26,375
6.75%, 06/15/23	318,000	330,720
8.13%, 04/01/22	930,000	1,032,300
		5,600,108

Health Care REIT’s–0.50%
HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	2,095,000	2,093,541
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/21	2,606,000	2,947,511
		5,041,052

	Principal Amount	Value
Health Care Services–1.04%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/25	$670,000	$661,625
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 06/15/24	4,157,000	4,004,342
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 02/01/25	4,918,000	4,712,841
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	473,000	487,190
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	185,000	199,569
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	425,000	430,710
		10,496,277

Home Improvement Retail–0.08%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	806,000	757,640

Homebuilding–1.01%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	864,000	812,160
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	810,000	801,900
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes,
7.25%, 10/15/20(b)	169,000	166,254
Sr. Unsec. Gtd. Notes,
7.00%, 01/15/19(b)	70,000	54,338
8.00%, 11/01/19(b)	910,000	704,112
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	143,000	145,502
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	230,000	229,425
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	7,715,000	6,478,691
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 06/01/25	180,000	179,550
7.15%, 04/15/20	160,000	173,400
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	448,000	455,280
		10,200,612

Hotels, Resorts & Cruise Lines–0.30%
Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	2,770,000	2,887,586
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	174,000	187,431
		3,075,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Corporate Bond Fund

	Principal Amount	Value
Household Products–0.12%
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Global Notes,
5.75%, 10/15/20	$570,000	$590,662
Sr. Unsec. Gtd. Global Notes,
8.25%, 02/15/21	250,000	256,563
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/21	390,000	390,487
		1,237,712

Housewares & Specialties–0.33%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	3,200,000	3,316,445

Independent Power Producers & Energy Traders–0.14%
AES Corp.,
Sr. Unsec. Global Notes,
7.38%, 07/01/21	208,000	225,160
Sr. Unsec. Notes,
5.50%, 04/15/25	415,000	392,175
Calpine Corp.,
Sr. Sec. Gtd. First Lien Notes,
5.88%, 01/15/24(b)	46,000	48,588
7.88%, 01/15/23(b)	230,000	249,550
Sr. Unsec. Global Notes,
5.38%, 01/15/23	265,000	258,375
5.50%, 02/01/24	220,000	214,775
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/19	39,506	42,321
		1,430,944

Industrial Conglomerates–0.75%
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	4,330,000	4,351,650
Siemens Financieringsmaatschappij N.V. (Germany), Sr. Unsec. Gtd. Notes,
2.15%, 05/27/20(b)	1,947,000	1,936,296
3.25%, 05/27/25(b)	1,326,000	1,299,950
		7,587,896

Industrial Machinery–0.82%
Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes,
2.63%, 05/01/20	913,000	908,038
4.65%, 11/01/44	1,820,000	1,715,641
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(b)	342,000	333,450
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	1,255,000	1,377,321
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	3,942,000	3,509,235

	Principal Amount	Value
Industrial Machinery–(continued)
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	$454,000	$455,703
		8,299,388

Industrial REIT’s–0.24%
Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	2,339,000	2,404,229

Integrated Oil & Gas–0.30%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 3.54%, 11/04/24	2,473,000	2,424,565
California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	780,000	608,400
		3,032,965

Integrated Telecommunication Services–3.93%
AT&T Inc., Sr. Unsec. Global Notes,
1.70%, 06/01/17	2,340,000	2,338,356
2.95%, 05/15/16	1,555,000	1,574,000
3.40%, 05/15/25	1,812,000	1,721,093
4.75%, 05/15/46	2,646,000	2,400,667
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Yankee Notes, 6.75%, 08/20/18	905,000	1,028,134
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes,
3.38%, 10/14/16(b)	1,685,000	1,718,989
4.75%, 02/16/21(b)	550,000	602,441
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	2,660,000	2,714,849
Telefonica Emisiones S.A.U. (Spain),
Sr. Unsec. Gtd. Global Notes,
5.46%, 02/16/21	3,555,000	3,960,137
7.05%, 06/20/36	2,865,000	3,477,302
Verizon Communications Inc.,
Sr. Unsec. Global Notes,
4.52%, 09/15/48	8,887,000	7,865,555
4.75%, 11/01/41	380,000	352,652
5.01%, 08/21/54	2,693,000	2,471,190
5.05%, 03/15/34	2,975,000	2,961,110
5.15%, 09/15/23	1,505,000	1,646,754
6.40%, 09/15/33	542,000	621,712
6.40%, 02/15/38	1,915,000	2,165,298
		39,620,239

Internet Retail–0.04%
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	346,000	361,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Corporate Bond Fund

	Principal Amount	Value
Internet Software & Services–1.40%
Alibaba Group Holding Ltd. (China),
Sr. Unsec. Gtd. Notes,
3.13%, 11/28/21(b)	$2,928,000	$2,838,176
3.60%, 11/28/24(b)	2,286,000	2,161,733
4.50%, 11/28/34(b)	1,485,000	1,388,382
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	2,875,000	2,873,051
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	416,000	435,760
Equinix Inc., Sr. Unsec. Notes,
5.38%, 01/01/22	408,000	413,100
5.38%, 04/01/23	130,000	131,463
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	3,805,000	3,847,079
		14,088,744

Investment Banking & Brokerage–2.75%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/22(b)	3,205,000	3,345,139
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(d)	2,050,000	2,352,375
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
5.25%, 07/27/21	490,000	544,522
Sr. Unsec. Medium-Term Notes,
4.80%, 07/08/44	4,280,000	4,334,061
Unsec. Sub. Global Notes,
6.75%, 10/01/37	4,675,000	5,551,385
Series L, Jr. Unsec. Sub. Notes, 5.70%(d)	1,725,000	1,746,562
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(b)	390,000	408,245
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/19(b)	1,860,000	2,175,242
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes,
5.63%, 09/23/19	1,345,000	1,500,517
Series J, Jr. Unsec. Sub. Global Notes, 5.55% (d)	4,220,000	4,214,725
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,593,662
		27,766,435

Leisure Products–0.08%
Party City Holdings Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/23(b)	285,000	289,631
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/23(b)	502,000	514,550
		804,181

	Principal Amount	Value
Life & Health Insurance–2.81%
MetLife, Inc., Jr. Unsec. Sub. Global Deb., 10.75%, 08/01/39	$2,935,000	$4,673,987
Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,400,000	2,237,590
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(d)	3,990,000	4,049,850
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	6,960,000	7,696,761
Prudential Financial, Inc.,
Jr. Unsec. Sub. Global Notes,
8.88%, 06/15/38	1,690,000	1,956,175
Series D, Sr. Unsec. Disc. Medium-Term Notes,
4.75%, 09/17/15	2,940,000	2,944,492
Sr. Unsec. Medium-Term Notes,
6.63%, 12/01/37	1,420,000	1,749,668
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/24(b)	3,040,000	3,071,247
		28,379,770

Managed Health Care–0.85%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	1,860,000	1,988,825
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/25	6,404,000	6,542,185
		8,531,010

Marine–0.08%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(b)	890,000	856,625

Metal & Glass Containers–0.10%
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	403,000	392,925
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(b)	200,000	195,000
Owens-Brockway Glass Container, Inc., Sr. Unsec. Gtd. Notes,
5.00%, 01/15/22(b)	115,000	113,850
5.88%, 08/15/23(b)	138,000	140,242
6.38%, 08/15/25(b)	207,000	212,175
		1,054,192

Movies & Entertainment–0.64%
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/43	3,360,000	3,394,534
Viacom Inc., Sr. Unsec. Global Deb., 5.85%, 09/01/43	3,300,000	3,049,311
		6,443,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Corporate Bond Fund

	Principal Amount	Value
Multi-Line Insurance–1.32%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	$6,485,000	$8,081,785
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/44	2,260,000	2,166,878
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	3,210,000	3,119,339
		13,368,002

Multi-Sector Holdings–0.46%
BNSF Railway Co. Pass Through Trust, Series 2015-1, Sr. Sec. First Lien Pass-Through Ctfs., 3.44%, 06/16/28(b)	4,606,000	4,601,300

Multi-Utilities–0.33%
Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	3,755,000	3,303,396

Office REIT’s–0.26%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes,
6.38%, 11/15/22	494,000	505,115
Sr. Unsec. Gtd. Notes,
6.38%, 11/15/22(b)	30,000	30,675
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	2,110,000	2,124,970
		2,660,760

Office Services & Supplies–0.62%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	1,750,000	1,751,884
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/21	3,961,000	4,460,232
		6,212,116

Oil & Gas Drilling–0.29%
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	3,983,000	2,897,499

Oil & Gas Equipment & Services–0.18%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	174,000	152,250
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	73,000	59,495
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/18(b)	1,584,000	1,562,535
		1,774,280

Oil & Gas Exploration & Production–2.86%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 11/01/21	285,000	265,050
6.00%, 12/01/20	341,000	329,065

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 04/15/23	$552,000	$500,940
Sr. Unsec. Gtd. Notes,
7.50%, 09/15/20	153,000	146,880
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	416,000	220,480
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	247,000	199,453
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	3,535,000	3,413,484
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 10/01/22	70,000	69,563
5.50%, 04/01/23	446,000	442,655
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes,
3.35%, 11/15/24	3,685,000	3,574,039
4.15%, 11/15/34	1,680,000	1,576,221
4.30%, 11/15/44	4,087,000	3,804,568
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	7,126,000	6,475,752
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	1,260,000	1,257,649
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 05/01/23(b)	138,000	130,410
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	163,000	144,663
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	456,000	449,160
Noble Energy Inc., Sr. Unsec. Notes, 3.90%, 11/15/24	1,471,000	1,390,224
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	308,000	303,380
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	489,000	425,430
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes,
5.00%, 03/15/23	390,000	356,850
Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	653,000	605,657
5.75%, 06/01/21	245,000	237,650
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	591,000	555,540
RSP Permian, Inc., Sr. Unsec. Gtd. Notes,
6.63%, 10/01/22(b)	85,000	84,150
6.63%, 10/01/22(b)	220,000	217,800
SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	311,000	90,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
SM Energy Co., Sr. Unsec. Global Notes,
6.13%, 11/15/22	$68,000	$64,090
6.50%, 11/15/21	569,000	554,775
6.50%, 01/01/23	202,000	194,930
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes,
5.00%, 03/15/19	199,000	179,100
5.75%, 03/15/21	106,000	95,400
WPX Energy, Inc., Sr. Unsec. Notes, 7.50%, 08/01/20	532,700	514,055
		28,869,253

Oil & Gas Storage & Transportation–4.27%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Bonds,
6.13%, 03/01/22	134,000	123,950
Sr. Unsec. Gtd. Global Notes,
6.00%, 12/15/20	260,000	245,700
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes,
5.50%, 06/01/27	182,000	171,080
Sr. Sec. Gtd. First Lien Notes,
7.50%, 10/15/20	477,000	513,371
Energy Transfer Partners, L.P., Sr. Unsec. Global Notes,
4.65%, 06/01/21	1,257,000	1,269,996
Sr. Unsec. Notes,
5.15%, 03/15/45	3,110,000	2,618,929
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes,
3.75%, 02/15/25	3,152,000	3,011,539
3.90%, 02/15/24	2,438,000	2,379,706
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	3,270,000	2,940,948
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 08/01/22	378,000	368,550
Kinder Morgan Energy Partners LP, Sr. Unsec. Gtd. Notes,
4.25%, 09/01/24	4,305,000	3,958,975
5.40%, 09/01/44	5,180,000	4,301,350
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/25	767,000	713,310
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	351,000	342,225
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 02/01/21	481,000	474,988
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,170,125

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes,
3.50%, 03/15/25	$3,551,000	$3,293,961
4.50%, 03/15/45	2,895,000	2,412,493
Targa Resources Partners L.P./ Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds,
5.25%, 05/01/23	251,000	237,195
Sr. Unsec. Gtd. Global Notes,
6.88%, 02/01/21	264,000	265,320
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	193,556
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	222,000	189,255
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	544,000	548,080
Williams Partners L.P., Sr. Unsec. Global Notes,
4.00%, 09/15/25	6,308,000	5,639,986
5.10%, 09/15/45	5,369,000	4,394,451
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	1,325,000	1,252,125
		43,031,164

Other Diversified Financial Services–1.61%
BOC Aviation Pte. Ltd. (Singapore), Sr. Unsec. Notes, 3.00%, 03/30/20(b)	2,875,000	2,827,465
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,494,956
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec. Notes, 4.88%, 04/15/45(b)	2,480,000	2,281,600
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	5,336,000	5,576,120
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	3,995,000	4,059,919
		16,240,060

Packaged Foods & Meats–0.49%
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	846,000	872,437
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	300,000	312,780
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes,
7.25%, 04/03/24(b)	2,546,000	2,565,095
REGS, Sr. Unsec. Gtd. Euro Notes,
7.25%, 04/03/24(b)	470,000	474,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Corporate Bond Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Marfrig Overseas Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 9.50%, 05/04/20(b)	$280,000	$284,550
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/22	140,000	149,625
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	269,000	279,760
		4,938,947

Paper Packaging–0.27%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes,
4.75%, 04/15/21	17,000	17,340
4.88%, 11/15/22	225,000	227,813
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	2,580,000	2,444,872
		2,690,025

Paper Products–0.58%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes,
4.50%, 02/01/23	73,000	69,715
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/25(b)	187,000	182,325
International Paper Co., Sr. Unsec. Global Notes,
3.80%, 01/15/26	1,111,000	1,078,439
5.15%, 05/15/46	3,831,000	3,716,399
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	238,000	244,843
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	538,000	549,433
		5,841,154

Personal Products–0.02%
Elizabeth Arden, Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	341,000	222,503

Pharmaceuticals–2.38%
AbbVie Inc., Sr. Unsec. Global Notes, 3.60%, 05/14/25	2,945,000	2,895,278
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes,
3.00%, 03/12/20	7,042,000	6,976,376
4.85%, 06/15/44	5,000,000	4,572,167
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	3,681,000	4,961,036
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	738,000	761,985
Perrigo Finance PLC, Sr. Unsec. Gtd. Yankee Bonds, 3.90%, 12/15/24	2,213,000	2,149,123
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(b)	82,000	83,845

	Principal Amount	Value
Pharmaceuticals–(continued)
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes,
5.50%, 03/01/23(b)	$239,000	$241,988
5.63%, 12/01/21(b)	485,000	496,519
5.88%, 05/15/23(b)	120,000	123,300
6.13%, 04/15/25(b)	734,000	761,525
		24,023,142

Property & Casualty Insurance–2.36%
Allstate Corp. (The), Unsec. Sub. Global Deb., 5.75%, 08/15/53	3,315,000	3,443,456
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,456,012
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds,
7.80%, 03/15/37(b)	2,105,000	2,468,113
Sr. Unsec. Gtd. Notes,
4.25%, 06/15/23(b)	5,000	5,078
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.30%, 08/25/45	4,010,000	3,950,758
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,869,881
XLIT Ltd. (Ireland), Unsec. Sub. Gtd. Yankee Bonds,
5.50%, 03/31/45	1,670,000	1,559,060
Unsec. Sub. Gtd. Yankee Notes,
4.45%, 03/31/25	3,105,000	3,069,303
		23,821,661

Railroads–0.63%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb.,
3.00%, 04/01/25	3,114,000	2,966,290
4.15%, 04/01/45	3,723,000	3,381,400
		6,347,690

Real Estate Development–0.02%
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	165,000	166,031

Regional Banks–1.69%
CIT Group Inc., Sr. Unsec. Global Notes,
5.00%, 08/15/22	474,000	484,665
5.00%, 08/01/23	275,000	279,125
Citizens Financial Group, Inc., Jr. Unsec. Sub. Notes, 5.50%(b)(d)	1,100,000	1,076,625
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	3,120,000	3,157,421
Unsec. Sub. Notes, 4.30%, 01/16/24	2,730,000	2,798,542
Series J, Jr. Unsec. Sub. Bonds, 4.90%(d)	2,255,000	2,130,975
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,463,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Corporate Bond Fund

	Principal Amount	Value
Regional Banks–(continued)
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63%(d)	$3,310,000	$3,326,550
SVB Financial Group, Sr. Unsec. Global Notes, 3.50%, 01/29/25	1,835,000	1,777,713
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	503,000	569,648
		17,064,498

Reinsurance–0.28%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	2,665,000	2,855,543

Renewable Electricity–0.17%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	1,762,000	1,731,625

Residential REIT’s–0.36%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	3,600,000	3,636,508

Restaurants–0.67%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes,
6.00%, 04/01/22(b)	5,880,000	6,063,750
Sr. Sec. Gtd. First Lien Notes,
4.63%, 01/15/22(b)	190,000	191,662
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/22	437,000	462,674
		6,718,086

Security & Alarm Services–0.02%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	236,000	244,850

Semiconductor Equipment–0.05%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	497,000	487,060

Semiconductors–0.31%
Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes,
5.88%, 02/15/22	433,000	428,670
Sr. Unsec. Notes,
5.25%, 08/01/23(b)	195,000	183,300
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23(b)	2,379,000	2,486,055
		3,098,025

Specialized Consumer Services–0.05%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	522,000	529,178

	Principal Amount	Value
Specialized Finance–2.43%
Aircastle Ltd., Sr. Unsec. Global Notes,
7.63%, 04/15/20	$448,000	$510,720
Sr. Unsec. Notes,
5.13%, 03/15/21	230,000	236,325
5.50%, 02/15/22	60,000	62,100
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	421,000	435,735
International Lease Finance Corp., Sr. Unsec. Global Notes,
5.88%, 04/01/19	3,800,000	4,066,000
5.88%, 08/15/22	315,000	340,988
Sr. Unsec. Notes,
8.25%, 12/15/20	660,000	788,700
McGraw Hill Financial, Inc., Sr. Unsec. Gtd. Notes, 4.40%, 02/15/26(b)	4,025,000	4,008,481
Moody’s Corp., Sr. Unsec. Global Bonds,
5.50%, 09/01/20	1,710,000	1,921,866
Sr. Unsec. Global Notes,
2.75%, 07/15/19	2,140,000	2,168,827
4.88%, 02/15/24	7,463,000	7,786,025
5.25%, 07/15/44	1,665,000	1,738,834
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	425,000	434,562
		24,499,163

Specialized REIT’s–0.78%
Crown Castle International Corp., Sr. Unsec. Global Notes,
5.25%, 01/15/23	400,000	421,000
Sr. Unsec. Notes,
4.88%, 04/15/22	350,000	360,937
EPR Properties, Sr. Unsec. Gtd. Global Notes,
4.50%, 04/01/25	2,609,000	2,442,614
7.75%, 07/15/20	3,965,000	4,675,324
		7,899,875

Specialty Chemicals–0.05%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	515,000	508,563

Specialty Stores–0.29%
Tiffany & Co., Sr. Unsec. Global Notes,
3.80%, 10/01/24	1,429,000	1,399,992
4.90%, 10/01/44	1,571,000	1,503,160
		2,903,152

Steel–0.16%
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.88%, 04/01/22(b)	586,000	364,785
8.25%, 11/01/19(b)	324,000	251,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Corporate Bond Fund

	Principal Amount	Value
Steel–(continued)
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes,
5.13%, 10/01/21	$206,000	$203,940
5.50%, 10/01/24	145,000	142,644
6.38%, 08/15/22	197,000	205,865
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	473,000	433,386
		1,602,530

Technology Hardware, Storage & Peripherals–0.28%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds,
4.75%, 01/01/25	805,000	774,812
Sr. Unsec. Gtd. Notes,
5.75%, 12/01/34(b)	2,040,000	2,009,400
		2,784,212

Tobacco–1.39%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,770,000	1,910,939
Philip Morris International Inc., Sr. Unsec. Global Bonds,
3.38%, 08/11/25	3,588,000	3,571,635
Sr. Unsec. Global Notes,
4.25%, 11/10/44	3,890,000	3,702,878
Reynolds American, Inc., Sr. Unsec. Gtd. Global Notes,
4.45%, 06/12/25	2,414,000	2,477,557
5.85%, 08/15/45	2,151,000	2,317,686
		13,980,695

Trading Companies & Distributors–0.55%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/21	890,000	922,262
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	3,960,000	4,007,025
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 07/15/25	248,000	239,940
Sr. Unsec. Gtd. Notes,
6.13%, 06/15/23	375,000	386,719
		5,555,946

Trucking–0.27%
OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/23(b)	342,000	351,405
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/20(b)	2,416,000	2,417,811
		2,769,216

	Principal Amount	Value
Wireless Telecommunication Services–2.47%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes,
4.38%, 07/16/42	$1,955,000	$1,773,199
Sr. Unsec. Gtd. Global Notes,
6.13%, 03/30/40	2,320,000	2,618,751
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/24(b)	745,000	793,425
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/20(b)	5,750,000	6,297,780
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes,
6.75%, 03/01/23(b)	200,000	184,500
Sr. Unsec. Notes,
6.00%, 04/15/21(b)	400,000	368,000
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes,
4.50%, 03/15/43	1,565,000	1,418,025
5.00%, 03/15/44	4,835,000	4,733,281
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/22	905,000	900,475
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	535,000	462,775
Sprint Communications Inc., Sr. Unsec. Global Notes,
6.00%, 11/15/22	597,000	538,792
11.50%, 11/15/21	215,000	246,713
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)	1,155,000	1,234,407
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.63%, 02/15/25	360,000	338,400
7.88%, 09/15/23	362,000	351,140
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/25	1,615,000	1,655,375
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes,
7.38%, 04/23/21(b)	800,000	820,000
REGS, Sr. Sec. Gtd. First Lien Euro Notes,
6.50%, 04/30/20(b)	200,000	211,250
		24,946,288
Total U.S. Dollar Denominated Bonds and Notes (Cost $873,466,328)		874,066,024

U.S. Treasury Securities–8.00%
U.S. Treasury Bills–0.47%
0.23%, 05/26/16(e)(f)(g)	1,720,000	1,716,350
0.24%, 05/26/16(e)(f)(g)	255,000	254,459
0.25%, 05/26/16(e)(f)(g)	1,020,000	1,017,835
0.29%, 05/26/16(e)(f)(g)	1,745,000	1,741,296
		4,729,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Corporate Bond Fund

	Principal Amount	Value
U.S. Treasury Notes–5.04%
1.63%, 07/31/20	$24,423,700	$24,510,540
2.00%, 07/31/22	10,088,700	10,134,467
2.00%, 08/15/25(g)	16,539,000	16,227,363
		50,872,370

U.S. Treasury Bonds–2.49%
3.00%, 05/15/45(f)	24,892,900	25,074,075
Total U.S. Treasury Securities (Cost $81,482,516)		80,676,385

	Shares
Preferred Stocks–1.94%
Asset Management & Custody Banks–0.09%
State Street Corp., Series D, 5.90% Pfd.	34,900	908,447

Investment Banking & Brokerage–1.43%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000	3,003,640
Morgan Stanley, Series E, 7.13% Pfd.	265,000	7,356,400
Series F, 6.88% Pfd.	150,000	4,063,500
		14,423,540

Regional Banks–0.26%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	2,607,750

Reinsurance–0.16%
Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	56,000	1,580,320
Total Preferred Stocks (Cost $18,042,500)		19,520,057

	Principal Amount
Municipal Obligations–0.49%
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB,
7.50%, 05/15/17(h)	$485,000	310,410
Series 2007 B, Taxable RB,
9.00%, 05/15/18(h)	535,000	342,411
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 3.00%, 07/01/20	2,525,000	2,569,970
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	1,485,000	1,748,498

	Principal Amount		Value
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/13(h)(i)		$179,497	$1,797
Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16(h)		269,245	2,695
Total Municipal Obligations (Cost $5,480,757)			4,975,781

Non-U.S. Dollar Denominated Bonds & Notes–0.36%(j)
Automobile Manufacturers–0.02%
Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/19(b)	EUR	180,000	210,178

Casinos & Gaming–0.03%
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/18(b)	GBP	180,000	290,170

Construction & Engineering–0.02%
Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	EUR	100,000	71,031
REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.88%, 02/05/18(b)	EUR	200,000	154,850
			225,881

Environmental & Facilities Services–0.02%
Waste Italia SpA (Italy), Sr. Sec. Gtd. First Lien Notes, 10.50%, 11/15/19(b)	EUR	175,000	166,376

Hotels, Resorts & Cruise Lines–0.05%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(b)	EUR	139,000	163,420
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	170,000	275,192
			438,612

Internet Software & Services–0.03%
United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	245,000	291,409

Marine–0.01%
CMA CGM S.A. (France), Sr. Unsec. Notes, 7.75%, 01/15/21(b)	EUR	100,000	108,384

Multi-Sector Holdings–0.13%
Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/19(b)	GBP	200,000	327,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Corporate Bond Fund

	Principal Amount		Value
Multi-Sector Holdings–(continued)
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 9.00%, 08/01/18(b)	GBP	125,000	$199,252
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	470,000	749,185
			1,276,255

Other Diversified Financial Services–0.03%
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	332,198

Packaged Foods & Meats–0.02%
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(b)	GBP	150,000	236,202
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,785,816)			3,575,665

Asset-Backed Securities–0.12%
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.71%, 09/26/34(b)(k)		$ 191,238	191,753
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(k)		1,053,372	1,055,764
Total Asset-Backed Securities (Cost $1,138,159)			1,247,517

	Shares	Value
Common Stocks & Other Equity Interests–0.01%
Broadcasting–0.00%
Adelphia Communications Corp.(l)	8,850	$6,637
Adelphia Recovery Trust – Series ACC-1(l)	859,558	1,719
		8,356

Integrated Telecommunication Services–0.01%
Largo Ltd. – Class A (Luxembourg)(m)	13,363	4,798
Largo Ltd. – Class B (Luxembourg)(m)	120,270	43,186
		47,984

Paper Products–0.00%
Verso Corp.(m)	1,622	389
Total Common Stocks & Other Equity Interests (Cost $733,331)		56,729

Money Market Funds–1.31%
Liquid Assets Portfolio – Institutional Class, 0.12%(n)	6,628,574	6,628,574
Premier Portfolio – Institutional Class, 0.09%(n)	6,628,575	6,628,575
Total Money Market Funds (Cost $13,257,149)		13,257,149

Options Purchased–0.08%
(Cost $695,925)(o)		821,724
TOTAL INVESTMENTS–98.95% (Cost $998,082,481)		998,197,031
OTHER ASSETS LESS LIABILITIES–1.05%		10,615,007
NET ASSETS–100.00%		$1,008,812,038

Investment Abbreviations:

Ctfs.	– Certificates
Deb.	– Debentures
Disc.	– Discounted
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Corporate Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $242,332,085, which represented 24.02% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes,	—	8.50%

(d)	Perpetual bond with no specified maturity date.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(g)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1N and Note 4.
(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2015 was $657,313, which represented less than 1% of the Fund’s Net Assets.
(i)	Matured Security.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(l)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(m)	Non-income producing security.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2015.
(o)	The table below details options purchased:

Open Over-The-Counter Credit Default Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
5 Year Credit Default Swap	Call	Bank of America Merrill Lynch	107.50%	Pay	Markit CDX North America High Yield Index, Series 24 Version 2	10/21/15	3.91%	$60,000,000	$12,860

Open Over-The-Counter Interest Rate Swaptions Purchased
Description		Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
10 Year Interest Rate Swap		Put	Deutsche Bank Securities Inc.	2.80%	Pay	3 Month USD LIBOR	02/19/16	$95,000,000	$808,864
Total Options Purchased (Cost $695,925)									$821,724

Abbreviations:

LIBOR	– London Interbank Offered Rate
USD	- United States Dollar

(a)	Implied credit spreads represent the current level as of August 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Portfolio Composition

By security type, based on Net Assets as of August 31, 2015

U.S. Dollar Denominated Bonds and Notes	86.6%
U.S. Treasury Securities	8.0
Preferred Stocks	1.9
Security types each less than 1% of portfolio	1.1
Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Corporate Bond Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $984,825,332)	$984,939,882
Investments in affiliated money market funds, at value and cost	13,257,149
Total investments, at value (Cost $998,082,481)	998,197,031
Foreign currencies, at value (Cost $17,246)	16,912
Receivable for:
Investments sold	770,048
Variation margin — futures	172,417
Variation margin — centrally cleared swap agreements	70,420
Fund shares sold	2,142,554
Dividends and interest	12,535,395
Premiums received on swap agreements — OTC	313,196
Investment for trustee deferred compensation and retirement plans	214,174
Unrealized appreciation on forward foreign currency contracts outstanding	30,195
Other assets	79,973
Total assets	1,014,542,315

Liabilities:
Payable for:
Investments purchased	483,642
Fund shares reacquired	1,376,873
Options written, at value (premiums received $136,620)	153,745
Amount due custodian	1,822,032
Dividends	432,512
Swaps payable — OTC	21,201
Variation margin — centrally cleared swap agreements	92,021
Accrued fees to affiliates	597,921
Accrued trustees’ and officers’ fees and benefits	4,593
Accrued other operating expenses	73,008
Trustee deferred compensation and retirement plans	239,757
Unrealized depreciation on forward foreign currency contracts outstanding	8,739
Unrealized depreciation on swap agreements — OTC	424,233
Total liabilities	5,730,277
Net assets applicable to shares outstanding	$1,008,812,038

Net assets consist of:
Shares of beneficial interest	$1,053,502,039
Undistributed net investment income	137,309
Undistributed net realized gain (loss)	(44,557,240)
Net unrealized appreciation (depreciation)	(270,070)
$1,008,812,038

Net Assets:
Class A	$852,148,659
Class B	$20,354,226
Class C	$67,554,490
Class R	$4,119,994
Class Y	$23,250,736
Class R5	$4,786,724
Class R6	$36,597,209

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	121,341,813
Class B	2,893,698
Class C	9,582,056
Class R	586,228
Class Y	3,303,419
Class R5	680,757
Class R6	5,205,637
Class A:
Net asset value per share	$7.02
Maximum offering price per share
(Net asset value of $7.02 ÷ 95.75%)	$7.33
Class B:
Net asset value and offering price per share	$7.03
Class C:
Net asset value and offering price per share	$7.05
Class R:
Net asset value and offering price per share	$7.03
Class Y:
Net asset value and offering price per share	$7.04
Class R5:
Net asset value and offering price per share	$7.03
Class R6:
Net asset value and offering price per share	$7.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Corporate Bond Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$23,152,708
Dividends (net of foreign withholding taxes of $ 1,276)	638,580
Dividends from affiliated money market funds	6,131
Total investment income	23,797,419

Expenses:
Advisory fees	1,982,873
Administrative services fees	133,822
Custodian fees	14,335
Distribution fees:
Class A	1,087,328
Class B	29,450
Class C	343,978
Class R	10,928
Transfer agent fees — A, B, C, R and Y	969,431
Transfer agent fees — R5	1,154
Transfer agent fees — R6	676
Trustees’ and officers’ fees and benefits	14,711
Other	158,390
Total expenses	4,747,076
Less: Fees waived and expense offset arrangement(s)	(14,934)
Net expenses	4,732,142
Net investment income	19,065,277

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,702,551)
Foreign currencies	(29,073)
Forward foreign currency contracts	138,564
Futures contracts	3,120,409
Option contracts written	118,000
Swap agreements	460,314
2,105,663
Change in net unrealized appreciation (depreciation) of:
Investment securities	(55,201,437)
Foreign currencies	8,510
Forward foreign currency contracts	(149,244)
Futures contracts	(492,202)
Option contracts written	(17,125)
Swap agreements	157,171
(55,694,327)
Net realized and unrealized gain (loss)	(53,588,664)
Net increase (decrease) in net assets resulting from operations	$(34,523,387)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Corporate Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$19,065,277	$35,687,759
Net realized gain	2,105,663	19,643,288
Change in net unrealized appreciation (depreciation)	(55,694,327)	6,493,580
Net increase (decrease) in net assets resulting from operations	(34,523,387)	61,824,627

Distributions to shareholders from net investment income:
Class A	(15,915,852)	(32,118,620)
Class B	(430,628)	(1,239,284)
Class C	(907,378)	(1,813,454)
Class R	(74,274)	(150,687)
Class Y	(460,612)	(548,458)
Class R5	(93,763)	(104,696)
Class R6	(726,582)	(1,106,952)
Total distributions from net investment income	(18,609,089)	(37,082,151)

Share transactions–net:
Class A	26,126,286	60,699,020
Class B	(4,966,860)	(11,549,325)
Class C	2,833,451	8,092,149
Class R	(16,737)	230,948
Class Y	2,801,303	13,018,863
Class R5	736,669	2,378,316
Class R6	6,034,462	11,355,948
Net increase in net assets resulting from share transactions	33,548,574	84,225,919
Net increase (decrease) in net assets	(19,583,902)	108,968,395

Net assets:
Beginning of period	1,028,395,940	919,427,545
End of period (includes undistributed net investment income of $137,309 and $(318,879), respectively)	$1,008,812,038	$1,028,395,940

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Corporate Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

23                         Invesco Corporate Bond Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

24                         Invesco Corporate Bond Fund

are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

25                         Invesco Corporate Bond Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Call Options Written and Purchased — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

26                         Invesco Corporate Bond Fund

N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the

27                         Invesco Corporate Bond Fund

respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.42%
Next $750 million	0.35%
Over $1.25 billion	0.22%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $13,068.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $124,484 in front-end sales commissions from the sale of Class A shares and $9,074, $3,825 and $2,125 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

28                         Invesco Corporate Bond Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$32,777,595	$56,340	$—	$32,833,935
U.S. Treasury Securities	—	80,676,385	—	80,676,385
Corporate Debt Securities	—	874,066,024	—	874,066,024
Asset-Backed Securities	—	1,247,517	—	1,247,517
Municipal Obligations	—	4,975,781	—	4,975,781
Foreign Debt Securities	—	3,575,665	—	3,575,665
Options Purchased	—	821,724	—	821,724
	$32,777,595	$965,419,436	$—	$998,197,031
Forward Foreign Currency Contracts*	—	21,456	—	21,456
Futures Contracts*	41	—	—	41
Options Written*	—	(153,745)	—	(153,745)
Swap Agreements*	—	(388,312)	—	(388,312)
Total Investments	$32,777,636	$964,898,835	$—	$997,676,471

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Options purchased(a)	$12,860	$—
Options written(b)	—	(153,745)
Swap agreements(c)(d)	142,500	(424,233)
Currency risk:
Forward foreign currency contracts(e)	30,195	(8,739)
Interest rate risk:
Futures contracts(f)	924,476	(924,435)
Options purchased(a)	808,864	—
Swap agreements(d)	94,414	(200,993)
Total	$2,013,309	$(1,712,145)

(a)	Options purchased at value as reported in the Schedule of Investments.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written, at value.
(c)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements—OTC.
(d)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

29                         Invesco Corporate Bond Fund

(e)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.
(f)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased(a)	Options Written	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$(99,000)	$118,800	$240,776
Currency risk	138,564	—	—	—	—
Interest rate risk	—	3,120,409	(436,098)	—	219,538
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	—	(105,940)	(17,125)	263,750
Currency risk	(149,244)	—	—	—	—
Interest rate risk	—	(492,202)	231,739	—	(106,579)
Total	$(10,680)	$2,628,207	$(409,299)	$101,675	$617,485

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, options written and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$5,123,193	$317,240,384	$236,250,000	$116,666,667	$35,878,367

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/04/15	Citigroup Global Markets Inc.	EUR	98,871	USD	111,350	$110,949	$401
09/04/15	Deutsche Bank Securities Inc.	EUR	1,909,365	USD	2,159,874	2,142,610	17,264
09/04/15	Deutsche Bank Securities Inc.	USD	619,777	EUR	560,724	629,221	9,444
09/04/15	Goldman Sachs International	GBP	1,743,991	USD	2,676,678	2,675,933	745
09/04/15	Goldman Sachs International	USD	169,839	EUR	149,842	168,146	(1,693)
09/04/15	Goldman Sachs International	USD	355,605	EUR	318,981	357,946	2,341
09/04/15	Goldman Sachs International	USD	370,087	GBP	236,606	363,041	(7,046)
Total Open Forward Foreign Currency Contracts — Currency Risk							$21,456
Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	330	December-2015	$72,094,688	$(201,800)
U.S. Treasury 5 Year Notes	Long	699	December-2015	83,486,813	(587,579)
U.S. Treasury 10 Year Notes	Short	810	December-2015	(102,920,625)	256,422
U.S. Treasury 30 Year Bonds	Long	83	December-2015	12,833,875	(135,056)
U.S. Treasury Ultra Bonds	Short	348	December-2015	(55,125,375)	668,054
Total — Interest Rate Risk					$41

30                         Invesco Corporate Bond Fund

Open Over-The-Counter Credit Default Swaptions Written — Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
5 Year Credit Default Swap	Put	Bank of America Merrill Lynch	104.50%	Pay	Markit CDX North America High Yield Index, Series 24, Version 2	10/21/15	3.91%	$(136,620)	$10,000,000	$(153,745)	$(17,125)

Options Written Transactions
	Put Options
	Number of Contracts	Notional Value	Premiums Received
Beginning of period	—	$—	$—
Written	—	140,000,000	254,620
Expired	—	(130,000,000)	(118,000)
End of period	—	$10,000,000	$136,620

Open Centrally Cleared Credit Default Swap Agreements — Credit Risk
Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America High Yield Index, Series 24 Version 2	Sell	5.00%	06/20/20	3.91%	$17,820,000	$656,667	$142,500

Open Centrally Cleared Interest Rate Swap Agreements
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month AUD BBSW	2.54%	07/10/20	AUD	27,000,000	$94,414
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.29	02/24/26	USD	19,000,000	(200,993)
Total Interest Rate Swap Agreements — Interest Rate Risk							$(106,579)

Open Over-The-Counter Credit Default Swap Agreements — Credit Risk
Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.43%	$(10,750,000)	$313,196	$(424,233)

Abbreviations:

AUD	– Australian Dollar
BBSW	– Bank Bill Swap Interest Rate
CME	– Chicago Mercantile Exchange
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

(a)	Implied credit spreads represent the current level as of August 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting

31                         Invesco Corporate Bond Fund

agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
Bank of New York Mellon (The)	$—	$—	$—	$—	$—
State Street Bank & Trust Co.	—	—	—	—	—
Total	$—	$—	$—	$—	$—

Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Counterparty			Non-Cash	Cash
Bank of New York Mellon (The)	$—	$—	$—	$—	$—
State Street Bank & Trust Co.	—	—	—	—	—
Total	$—	$—	$—	$—	$—

(a)	Swap agreements — OTC Counterparty.
(b)	Option contracts — OTC Counterparty.
(c)	Swap contracts — Centrally Cleared Counterparty. Includes cumulative appreciation (depreciation).
(d)	Forward foreign currency contracts Counterparty.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,866.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

32                         Invesco Corporate Bond Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$45,615,160	$—	$45,615,160

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $544,878,656 and $492,690,842, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $604,405,166 and $598,568,325, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$26,714,231
Aggregate unrealized (depreciation) of investment securities	(27,844,897)
Net unrealized appreciation (depreciation) of investment securities	$(1,130,666)
Cost of investments for tax purposes is $999,327,697.

33                         Invesco Corporate Bond Fund

NOTE 10—Share Information

		Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	12,276,322	$88,861,561	22,915,525	$167,425,006
Class B	71,738	522,343	169,819	1,242,032
Class C	1,441,035	10,467,045	2,560,485	18,741,581
Class R	64,852	469,331	152,400	1,114,036
Class Y	1,179,013	8,601,823	2,562,947	18,777,265
Class R5	125,520	917,220	349,347	2,578,840
Class R6	780,600	5,692,362	1,486,200	10,870,930

Issued as reinvestment of dividends:
Class A	1,878,715	13,552,761	3,675,808	26,934,136
Class B	52,413	379,211	123,404	903,468
Class C	107,591	778,635	209,141	1,534,695
Class R	10,224	73,816	20,418	149,692
Class Y	42,788	309,160	55,608	408,749
Class R5	12,925	93,272	14,083	103,383
Class R6	100,669	726,346	150,919	1,107,189

Automatic conversion of Class B shares to Class A shares:
Class A	461,707	3,350,678	1,121,385	8,197,180
Class B	(460,922)	(3,350,678)	(1,119,537)	(8,197,180)

Reacquired:
Class A	(11,035,362)	(79,638,714)	(19,420,465)	(141,857,302)
Class B	(347,279)	(2,517,736)	(752,071)	(5,497,645)
Class C	(1,162,190)	(8,412,229)	(1,666,309)	(12,184,127)
Class R	(77,690)	(559,884)	(141,729)	(1,032,780)
Class Y	(843,986)	(6,109,680)	(840,400)	(6,167,151)
Class R5	(37,387)	(273,823)	(41,583)	(303,907)
Class R6	(52,853)	(384,246)	(85,195)	(622,171)
Net increase in share activity	4,588,443	$33,548,574	11,500,200	$84,225,919

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34                         Invesco Corporate Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/15	$7.40	$0.13	$(0.38)	$(0.25)	$(0.13)	$7.02	(3.38)%		$852,149	0.89	%(d)	0.89	%(d)	3.72	%(d)	110%
Year ended 02/28/15	7.21	0.28	0.20	0.48	(0.29)	7.40	6.71		870,961	0.91		0.91		3.74		228
Year ended 02/28/14	7.26	0.28	(0.05)	0.23	(0.28)	7.21	3.26		789,268	0.92		0.92		4.01		188
Year ended 02/28/13	7.03	0.27	0.25	0.52	(0.29)	7.26	7.58		882,544	0.89		0.89		3.77		68
Year ended 02/29/12	6.78	0.30	0.25	0.55	(0.30)	7.03	8.32		810,883	0.92		0.92		4.42		69
Six months ended 02/28/11	6.87	0.16	(0.09)	0.07	(0.16)	6.78	1.03		549,964	0.90	(e)	0.90	(e)	4.62	(e)	49
Year ended 08/31/10	6.37	0.33	0.52	0.85	(0.35)	6.87	13.65		604,148	0.88		0.88		4.98		74
Class B
Six months ended 08/31/15	7.41	0.13	(0.38)	(0.25)	(0.13)	7.03	(3.37)		20,354	0.89	(d)(f)	0.89	(d)(f)	3.72	(d)(f)	110
Year ended 02/28/15	7.22	0.28	0.20	0.48	(0.29)	7.41	6.70	(f)	26,504	0.91	(f)	0.91	(f)	3.74	(f)	228
Year ended 02/28/14	7.27	0.28	(0.05)	0.23	(0.28)	7.22	3.27	(f)	37,235	0.92	(f)	0.92	(f)	4.01	(f)	188
Year ended 02/28/13	7.03	0.27	0.26	0.53	(0.29)	7.27	7.59	(f)	56,765	0.89	(f)	0.89	(f)	3.77	(f)	68
Year ended 02/29/12	6.77	0.31	0.25	0.56	(0.30)	7.03	8.41	(f)	68,052	0.84	(f)	0.84	(f)	4.50	(f)	69
Six months ended 02/28/11	6.86	0.15	(0.09)	0.06	(0.15)	6.77	0.85	(f)	65,022	1.15	(e)(f)	1.15	(e)(f)	4.37	(e)(f)	49
Year ended 08/31/10	6.35	0.30	0.52	0.82	(0.31)	6.86	13.22	(f)	74,702	1.22	(f)	1.22	(f)	4.63	(f)	74
Class C
Six months ended 08/31/15	7.42	0.11	(0.38)	(0.27)	(0.10)	7.05	(3.72)		67,554	1.64	(d)	1.64	(d)	2.97	(d)	110
Year ended 02/28/15	7.21	0.22	0.20	0.42	(0.21)	7.42	5.94		68,187	1.66		1.66		2.99		228
Year ended 02/28/14	7.24	0.23	(0.05)	0.18	(0.21)	7.21	2.52		58,355	1.67		1.67		3.26		188
Year ended 02/28/13	7.00	0.22	0.26	0.48	(0.24)	7.24	6.88		69,568	1.62		1.64		3.04		68
Year ended 02/29/12	6.77	0.25	0.24	0.49	(0.26)	7.00	7.41	(f)	62,895	1.63	(f)	1.63	(f)	3.71	(f)	69
Six months ended 02/28/11	6.86	0.14	(0.09)	0.05	(0.14)	6.77	0.80	(f)	41,133	1.34	(e)(f)	1.34	(e)(f)	4.18	(e)(f)	49
Year ended 08/31/10	6.36	0.28	0.52	0.80	(0.30)	6.86	12.85	(f)	46,904	1.58	(f)	1.58	(f)	4.27	(f)	74
Class R
Six months ended 08/31/15	7.40	0.12	(0.37)	(0.25)	(0.12)	7.03	(3.36)		4,120	1.14	(d)	1.14	(d)	3.47	(d)	110
Year ended 02/28/15	7.21	0.26	0.20	0.46	(0.27)	7.40	6.45		4,358	1.16		1.16		3.49		228
Year ended 02/28/14	7.26	0.27	(0.06)	0.21	(0.26)	7.21	3.01		4,024	1.17		1.17		3.76		188
Year ended 02/28/13	7.03	0.25	0.26	0.51	(0.28)	7.26	7.31		4,776	1.14		1.14		3.52		68
Year ended 02/29/12(g)	6.88	0.21	0.15	0.36	(0.21)	7.03	5.33		4,475	1.19	(e)	1.19	(e)	4.15	(e)	69
Class Y(h)
Six months ended 08/31/15	7.41	0.14	(0.37)	(0.23)	(0.14)	7.04	(3.11)		23,251	0.64	(d)	0.64	(d)	3.97	(d)	110
Year ended 02/28/15	7.23	0.29	0.19	0.48	(0.30)	7.41	6.82		21,685	0.66		0.66		3.99		228
Year ended 02/28/14	7.27	0.30	(0.04)	0.26	(0.30)	7.23	3.67		8,291	0.67		0.67		4.26		188
Year ended 02/28/13	7.04	0.29	0.25	0.54	(0.31)	7.27	7.84		9,160	0.64		0.64		4.02		68
Year ended 02/29/12	6.79	0.32	0.25	0.57	(0.32)	7.04	8.58		6,566	0.67		0.67		4.67		69
Six months ended 02/28/11	6.88	0.16	(0.08)	0.08	(0.17)	6.79	1.15		4,152	0.65	(e)	0.65	(e)	4.87	(e)	49
Year ended 08/31/10	6.37	0.36	0.51	0.87	(0.36)	6.88	14.09		2,004	0.63		0.63		5.41		74
Class R5
Six months ended 08/31/15	7.40	0.15	(0.37)	(0.22)	(0.15)	7.03	(3.04)		4,787	0.50	(d)	0.50	(d)	4.11	(d)	110
Year ended 02/28/15	7.22	0.31	0.19	0.50	(0.32)	7.40	7.03		4,293	0.47		0.47		4.18		228
Year ended 02/28/14	7.27	0.32	(0.06)	0.26	(0.31)	7.22	3.71		1,862	0.49		0.49		4.44		188
Year ended 02/28/13	7.03	0.30	0.26	0.56	(0.32)	7.27	8.18		6,497	0.47		0.47		4.19		68
Year ended 02/29/12	6.78	0.32	0.26	0.58	(0.33)	7.03	8.73		14,209	0.47		0.47		4.87		69
Six months ended 02/28/11	6.87	0.17	(0.09)	0.08	(0.17)	6.78	1.21		11	0.47	(e)	0.47	(e)	5.05	(e)	49
Year ended 08/31/10(g)	6.54	0.07	0.35	0.42	(0.09)	6.87	6.47		63,495	0.52	(e)	0.52	(e)	4.30	(e)	74
Class R6
Six months ended 08/31/15	7.40	0.15	(0.37)	(0.22)	(0.15)	7.03	(3.02)		36,597	0.45	(d)	0.45	(d)	4.16	(d)	110
Year ended 02/28/15	7.22	0.31	0.19	0.50	(0.32)	7.40	7.04		32,408	0.46		0.46		4.19		228
Year ended 02/28/14	7.26	0.31	(0.04)	0.27	(0.31)	7.22	3.85		20,392	0.49		0.49		4.44		188
Year ended 02/28/13(g)	7.24	0.13	0.03	0.16	(0.14)	7.26	2.20		10,308	0.47	(e)	0.47	(e)	4.19	(e)	68

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes securities purchased of $295,372,294 and sold of $71,955,424 in effort to realign the Fund’s portfolio after the reorganization of Invesco Income Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $867,216, $23,432, $68,422, $4,347, $23,567, $4,603 and $35,325 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for Class B shares for the six months ended August 31, 2015 and for the years ended February 28, 2015. February 28, 2014 and February 28, 2013; 0.17% for Class B shares and 0.96% for Class C shares for the year ended February 29, 2012; 0.50% for Class B shares and 0.69% for Class C shares for the six months ended February 28, 2011 and 0.59% for Class B shares and 0.95% for Class C shares for the year ended August 31, 2010.
(g)	Commencement date of June 6, 2011, June 1, 2010 and September 24, 2012 for Class R shares, Class R5 and Class R6 shares, respectively.
(h)	On June 1, 2010, the Class I shares of Invesco Van Kampen Corporate Bond Fund were reorganized into Class Y shares.

35                         Invesco Corporate Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$967.60	$4.40	$1,020.66	$4.52	0.89%
B	1,000.00	966.30	4.40	1,020.66	4.52	0.89
C	1,000.00	964.20	8.10	1,016.89	8.31	1.64
R	1,000.00	966.40	5.63	1,019.41	5.79	1.14
Y	1,000.00	968.90	3.17	1,021.92	3.25	0.64
R5	1,000.00	969.60	2.48	1,022.62	2.54	0.50
R6	1,000.00	969.80	2.23	1,022.87	2.29	0.45

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

36                         Invesco Corporate Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Corporate Bond Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper BBB Rated Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the

37                         Invesco Corporate Bond Fund

Fund was above the performance of the Index for the one and three year periods and below the Index for five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of two funds, one an open end fund and the other a closed end fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

38                         Invesco Corporate Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519 VK-CBD-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco Global Real Estate Fund
Nasdaq: A: AGREX ¡ B: BGREX ¡ C: CGREX ¡ R: RGREX ¡ Y: ARGYX ¡ R5: IGREX ¡ R6: FGREX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

8 Financial Statements

10 Notes to Financial Statements

17 Financial Highlights

18 Fund Expenses

19 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-9.40%
Class B Shares	-9.80
Class C Shares	-9.73
Class R Shares	-9.58
Class Y Shares	-9.27
Class R5 Shares	-9.22
Class R6 Shares	-9.13
MSCI World Indext▼ (Broad Market Index)	-6.14
Custom Global Real Estate Index■ (Style-Specific Index)	-10.15
Lipper Global Real Estate Funds Classification Average¿ (Peer Group)	-8.90

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Global Real Estate Index is a custom index composed of the FTSE EPRA/NAREIT Developed Index (Gross) from the inception of the Fund through February 17, 2005, the FTSE EPRA/NAREIT Developed Index (Net) from February 18, 2005, through June 30, 2014, and the FTSE EPRA/NAREIT Global Index (Net) thereafter.

    The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

    The FTSE EPRA/NAREIT Developed Index (Gross) is an unmanaged index considered representative of global real estate investment trusts (REITs). The index is computed using the gross return, which does not withhold taxes for non-resident investors.

    The FTSE EPRA/NAREIT Developed Index (Net) is an unmanaged index considered representative of global real estate companies and REITs. The index is computed using the net return which withholds taxes for non-resident investors.

    The FTSE EPRA/NAREIT Global Index (Net) is designed to track the performance of listed real estate companies and REITs in both developed and emerging markets.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Global Real Estate Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges
Class A Shares
Inception (4/29/05)	4.80%
10 Years	4.09
5 Years	6.98
1 Year	-11.12

Class B Shares
Inception (4/29/05)	4.77%
10 Years	4.06
5 Years	7.07
1 Year	-11.30

Class C Shares
Inception (4/29/05)	4.60%
10 Years	3.91
5 Years	7.37
1 Year	-7.55

Class R Shares
Inception (4/29/05)	5.11%
10 Years	4.42
5 Years	7.90
1 Year	-6.26

Class Y Shares
10 Years	4.87%
5 Years	8.45
1 Year	-5.73

Class R5 Shares
Inception (4/29/05)	5.90%
10 Years	5.21
5 Years	8.78
1 Year	-5.46

Class R6 Shares
10 Years	4.87%
5 Years	8.57
1 Year	-5.40

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	5.30%
10 Years	4.95
5 Years	9.81
1 Year	-5.31

Class B Shares
Inception (4/29/05)	5.26%
10 Years	4.92
5 Years	9.98
1 Year	-5.45

Class C Shares
Inception (4/29/05)	5.11%
10 Years	4.76
5 Years	10.26
1 Year	-1.45

Class R Shares
Inception (4/29/05)	5.63%
10 Years	5.28
5 Years	10.79
1 Year	0.01

Class Y Shares
10 Years	5.73%
5 Years	11.37
1 Year	0.49

Class R5 Shares
Inception (4/29/05)	6.42%
10 Years	6.07
5 Years	11.72
1 Year	0.78

Class R6 Shares
10 Years	5.72%
5 Years	11.45
1 Year	0.85

value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.44%, 2.19%, 2.19%, 1.69%, 1.19%, 0.88% and 0.84%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Global Real Estate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Global Real Estate Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.85%
Australia–4.82%
Federation Centres	11,261,452	$22,613,996
Goodman Group	3,283,378	14,189,459
Scentre Group	2,739,618	7,399,015
Stockland	8,035,920	22,281,809
Westfield Corp.	4,187,883	29,060,034
		95,544,313

Brazil–0.34%
BR Malls Participacoes S.A.	390,600	1,206,253
Even Construtora e Incorporadora S.A.	1,258,800	1,200,940
EZ Tec Empreendimentos e Participacoes S.A.	285,460	1,050,000
Multiplan Empreendimentos Imobiliarios S.A.	286,200	3,248,130
		6,705,323

Canada–1.95%
Allied Properties REIT	661,992	17,539,744
Canadian REIT	338,600	10,551,493
H&R REIT	671,700	10,542,377
		38,633,614

China–4.09%
Beijing Capital Land Ltd.–Class H	1,376,000	546,645
China Overseas Land & Investment Ltd.	8,134,000	23,824,748
China Resources Land Ltd.	4,541,777	11,275,630
China Vanke Co., Ltd.–Class H	4,691,300	10,630,433
CIFI Holdings (Group) Co. Ltd.	21,378,000	4,014,670
Dalian Wanda Commercial Properties Co. Ltd.–Class H(a)	507,986	3,120,017
Franshion Properties China Ltd.	8,270,000	2,062,595
Greentown China Holdings Ltd.(b)	2,696,500	2,081,178
Guangzhou R&F Properties Co. Ltd.–Class H	791,600	719,705
KWG Property Holding Ltd.	4,347,500	2,748,742
Longfor Properties Co. Ltd.	5,422,000	6,518,591
Shenzhen Investment Ltd.	8,092,000	2,846,715
Shimao Property Holdings Ltd.	810,000	1,137,135
Shui On Land Ltd.	8,362,500	1,834,355
Sino-Ocean Land Holdings Ltd.	14,937,000	7,724,068
		81,085,227

France–3.32%
ICADE	194,494	13,934,734
Klepierre	120,212	5,268,786
Mercialys S.A.	333,143	7,480,928
Unibail-Rodamco S.E.	150,935	39,048,828
		65,733,276

	Shares	Value
Germany–2.54%
Deutsche Wohnen AG	1,161,402	$30,473,666
LEG Immobilien AG	263,377	19,765,403
		50,239,069

Hong Kong–6.06%
Cheung Kong Property Holdings Ltd.(b)	2,675,000	18,742,258
Hongkong Land Holdings Ltd.	3,839,100	26,566,572
Kerry Properties Ltd.	2,230,500	6,647,878
Link REIT	2,049,500	10,868,961
New World China Land Ltd.	336,000	201,790
New World Development Co. Ltd.	12,059,000	12,215,300
Sun Hung Kai Properties Ltd.	2,422,000	30,608,004
Swire Properties Ltd.	4,639,600	14,126,236
		119,976,999

Indonesia–0.46%
PT Bumi Serpong Damai Tbk	17,826,200	2,033,913
PT Lippo Karawaci Tbk	17,214,100	1,309,383
PT Pakuwon Jati Tbk	64,501,600	1,742,419
PT Summarecon Agung Tbk	35,677,400	4,108,721
		9,194,436

Japan–10.31%
Activia Properties, Inc.	1,435	11,735,728
Daiwa House REIT Investment Corp.	510	1,856,008
GLP J-REIT(a)	885	829,231
GLP J-REIT	4,183	3,919,406
Japan Hotel REIT Investment Corp.	25,196	15,528,256
Japan Real Estate Investment Corp.	3,010	12,622,070
Japan Retail Fund Investment Corp.	7,389	13,587,848
Kenedix Retail REIT Corp.(b)	3,435	7,258,554
Mitsubishi Estate Co. Ltd.	2,692,000	57,680,916
Mitsui Fudosan Co., Ltd.	2,039,000	56,320,081
Mori Hills REIT Investment Corp.	2,830	3,254,041
ORIX JREIT Inc.	7,581	9,545,764
Tokyu Fudosan Holdings, Corp.	730,800	5,003,099
United Urban Investment Corp.	3,816	5,018,018
		204,159,020

Malaysia–0.28%
IGB REIT	5,332,100	1,666,083
KLCCP Stapled Group	1,211,200	2,022,278
Mah Sing Group Berhad	1,695,300	562,067
Mah Sing Group Berhad–Wts.(b)	301,275	8,623
SP Setia Berhad Group	1,833,900	1,351,640
		5,610,691

Malta–0.00%
BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	9,888,325	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Global Real Estate Fund

	Shares	Value
Mexico–0.80%
Fibra Uno Administracion S.A. de C.V.	5,514,600	$11,855,982
Macquarie Mexico Real Estate Management S.A. de C.V.	2,973,100	4,058,378
		15,914,360

Netherlands–0.87%
Wereldhave N.V.	300,792	17,196,187

Philippines–0.77%
Ayala Land, Inc.	9,415,700	7,217,804
Megaworld Corp.	20,927,600	1,932,086
Robinsons Land Corp.	5,172,100	3,184,870
SM Prime Holdings Inc.	7,044,500	2,913,197
		15,247,957

Singapore–1.74%
Ascendas REIT	9,468,400	14,962,112
CapitaLand Ltd.	4,150,500	8,223,733
CapitaLand Retail China Trust	1,955,600	1,943,745
Global Logistic Properties Ltd.	2,200,200	3,461,199
Mapletree Industrial Trust	5,493,300	5,975,210
		34,565,999

South Africa–1.15%
Growthpoint Properties Ltd.	6,173,685	12,162,041
Hyprop Investments Ltd.	605,931	5,656,914
Resilient Property Income Fund Ltd.	587,589	4,961,660
		22,780,615

Sweden–1.48%
Castellum AB	732,447	10,345,776
Fabege AB	646,706	9,133,781
Wihlborgs Fastigheter AB	559,930	9,750,161
		29,229,718

Switzerland–0.79%
Swiss Prime Site AG	199,088	15,579,822

Thailand–0.33%
Central Pattana PCL	3,043,400	3,812,098
Land and Houses PCL–NVDR	5,899,600	1,281,218
Pruksa Real Estate PCL	2,052,400	1,456,733
		6,550,049

Turkey–0.23%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	5,254,376	4,494,159

United Arab Emirates–0.72%
Emaar Malls Group PJSC(b)	5,325,663	4,132,355
Emaar Properties PJSC	5,529,073	10,160,970
		14,293,325

United Kingdom–6.68%
Big Yellow Group PLC	622,519	6,420,857
Derwent London PLC	298,835	16,415,601
Great Portland Estates PLC	2,160,276	27,259,954

	Shares	Value
United Kingdom–(continued)
Hammerson PLC	836,645	$7,999,079
Kennedy Wilson Europe Real Estate PLC	360,707	6,523,746
Land Securities Group PLC	2,961,832	56,396,471
UNITE Group PLC (The)	1,143,812	11,309,205
		132,324,913

United States–48.12%
American Campus Communities, Inc.	365,000	12,501,250
American Tower Corp.	24,700	2,277,093
AvalonBay Communities, Inc.	475,796	78,534,888
Boston Properties, Inc.	358,983	40,701,493
Brixmor Property Group, Inc.	1,129,120	25,766,518
Camden Property Trust	254,492	18,331,059
Care Capital Properties, Inc.(b)	249,008	7,915,948
Cousins Properties, Inc.	2,127,457	19,508,781
DiamondRock Hospitality Co.	1,436,387	16,891,911
Digital Realty Trust, Inc.	134,570	8,520,972
Empire State Realty Trust Inc.–Class A	1,533,173	24,852,734
Equinix, Inc.	104,200	28,110,034
Essex Property Trust, Inc.	126,210	27,087,190
Extra Space Storage Inc.	443,995	32,624,753
Federal Realty Investment Trust	397,809	51,349,186
HCP, Inc.	442,800	16,410,168
Healthcare Realty Trust, Inc.	919,869	21,065,000
Healthcare Trust of America, Inc.–Class A	1,220,279	29,298,899
Hilton Worldwide Holdings Inc.	612,757	15,214,756
Hudson Pacific Properties Inc.	830,818	23,586,923
InfraREIT Inc.	394,004	11,103,033
Kilroy Realty Corp.	397,300	25,768,878
LaSalle Hotel Properties	268,259	8,439,428
Mid-America Apartment Communities, Inc.	345,729	27,170,842
National Health Investors, Inc.	198,300	10,926,330
Prologis, Inc.	1,430,484	54,358,392
Public Storage	174,540	35,129,666
Realty Income Corp.	518,840	23,186,960
Retail Opportunity Investments Corp.	1,186,035	18,893,537
Rexford Industrial Realty, Inc.	567,500	7,332,100
RLJ Lodging Trust	548,660	15,110,096
Simon Property Group, Inc.	613,262	109,970,142
Strategic Hotels & Resorts, Inc.(b)	867,000	11,695,830
Taubman Centers, Inc.	192,238	13,262,500
Ventas, Inc.	831,310	45,738,676
Washington REIT	576,000	14,169,600
Weingarten Realty Investors	639,900	20,246,436
		953,052,002
Total Common Stocks & Other Equity Interests (Cost $1,866,474,036)		1,938,111,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Global Real Estate Fund

	Shares	Value
Money Market Funds–2.39%
Liquid Assets Portfolio–Institutional Class, 0.12%(c)	23,678,776	$23,678,776
Premier Portfolio–Institutional Class, 0.09%(c)	23,678,775	23,678,775
Total Money Market Funds (Cost $47,357,551)		47,357,551
TOTAL INVESTMENTS–100.24% (Cost $1,913,831,587)		1,985,468,625
OTHER ASSETS LESS LIABILITIES–(0.24)%		(4,813,217)
NET ASSETS–100.00%		$1,980,655,408

Investment Abbreviations:

NVDR	– Non-Voting Depositary Receipt
REIT	– Real Estate Investment Trust
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $3,949,248, which represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2015.

Portfolio Composition

By country, based on Net Assets

as of August 31, 2015

United States	48.1%
Japan	10.3
United Kingdom	6.7
Hong Kong	6.1
Australia	4.8
China	4.1
France	3.3
Germany	2.5
Countries each less than 2.0% of portfolio	11.9
Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Global Real Estate Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,866,474,036)	$1,938,111,074
Investments in affiliated money market funds, at value and cost	47,357,551
Total investments, at value (Cost $1,913,831,587)	1,985,468,625
Cash	1,006,567
Foreign currencies, at value (Cost $7,161,722)	6,998,783
Receivable for:
Investments sold	9,712,069
Fund shares sold	4,283,530
Dividends	1,763,220
Investment for trustee deferred compensation and retirement plans	131,015
Other assets	77,188
Total assets	2,009,440,997

Liabilities:
Payable for:
Investments purchased	25,219,278
Fund shares reacquired	2,277,476
Accrued foreign taxes	10,528
Accrued fees to affiliates	930,747
Accrued trustees’ and officers’ fees and benefits	5,582
Accrued other operating expenses	191,135
Trustee deferred compensation and retirement plans	150,843
Total liabilities	28,785,589
Net assets applicable to shares outstanding	$1,980,655,408

Net assets consist of:
Shares of beneficial interest	$1,990,329,635
Undistributed net investment income	(24,788,571)
Undistributed net realized gain (loss)	(56,201,760)
Net unrealized appreciation	71,316,104
$1,980,655,408

Net Assets:
Class A	$264,449,624
Class B	$2,494,122
Class C	$39,569,469
Class R	$18,407,677
Class Y	$1,202,209,404
Class R5	$275,481,967
Class R6	$178,043,145

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	21,731,416
Class B	204,942
Class C	3,249,866
Class R	1,512,399
Class Y	98,748,950
Class R5	22,671,958
Class R6	14,652,367
Class A:
Net asset value per share	$12.17
Maximum offering price per share
(Net asset value of $12.17 ÷ 94.50%)	$12.88
Class B:
Net asset value and offering price per share	$12.17
Class C:
Net asset value and offering price per share	$12.18
Class R:
Net asset value and offering price per share	$12.17
Class Y:
Net asset value and offering price per share	$12.17
Class R5:
Net asset value and offering price per share	$12.15
Class R6:
Net asset value and offering price per share	$12.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Global Real Estate Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,400,961)	$28,567,467
Dividends from affiliated money market funds	14,097
Total investment income	28,581,564

Expenses:
Advisory fees	6,232,763
Administrative services fees	201,439
Custodian fees	248,563
Distribution fees:
Class A	366,153
Class B	17,842
Class C	221,262
Class R	50,268
Transfer agent fees — A, B, C, R and Y	2,190,355
Transfer agent fees — R5	86,870
Transfer agent fees — R6	5,127
Trustees’ and officers’ fees and benefits	18,022
Other	262,510
Total expenses	9,901,174
Less: Fees waived and expense offset arrangement(s)	(17,494)
Net expenses	9,883,680
Net investment income	18,697,884

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	62,678,952
Foreign currencies	(528,638)
62,150,314
Change in net unrealized appreciation (depreciation) of:
Investment securities (Net of foreign taxes on holdings of $1,631)	(269,535,961)
Foreign currencies	(119,239)
(269,655,200)
Net realized and unrealized gain (loss)	(207,504,886)
Net increase (decrease) in net assets resulting from operations	$(188,807,002)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$18,697,884	$30,456,698
Net realized gain	62,150,314	57,378,546
Change in net unrealized appreciation (depreciation)	(269,655,200)	132,768,127
Net increase (decrease) in net assets resulting from operations	(188,807,002)	220,603,371

Distributions to shareholders from net investment income:
Class A	(1,698,909)	(7,577,352)
Class B	(7,707)	(95,955)
Class C	(89,574)	(736,007)
Class R	(91,265)	(413,470)
Class Y	(5,813,277)	(22,326,905)
Class R5	(2,713,756)	(10,683,323)
Class R6	(1,448,569)	(5,662,093)
Total distributions from net investment income	(11,863,057)	(47,495,105)

Share transactions-net:
Class A	(6,849,266)	(13,946,569)
Class B	(1,792,032)	(4,085,316)
Class C	(1,453,768)	(3,739,341)
Class R	(265,002)	2,321,107
Class Y	481,247,560	114,311,354
Class R5	(31,139,038)	(59,573,107)
Class R6	61,886,808	(45,984,487)
Net increase (decrease) in net assets resulting from share transactions	501,635,262	(10,696,359)
Net increase in net assets	300,965,203	162,411,907

Net assets:
Beginning of period	1,679,690,205	1,517,278,298
End of period (includes undistributed net investment income of $(24,788,571) and $(31,623,398), respectively)	$1,980,655,408	$1,679,690,205

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

10                         Invesco  Global Real Estate Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11                         Invesco  Global Real Estate Fund

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

12                         Invesco  Global Real Estate Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $14,987.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C

13                         Invesco  Global Real Estate Fund

shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $58,851 in front-end sales commissions from the sale of Class A shares and $529, $469 and $832 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2015, there were transfers from Level 1 to Level 2 of $244,488,138 and from Level 2 to Level 1 of $96,228,295, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$29,060,034	$66,484,279	$—	$95,544,313
Brazil	6,705,323	—	—	6,705,323
Canada	38,633,614	—	—	38,633,614
China	32,664,997	48,420,230	—	81,085,227
France	13,934,734	51,798,542	—	65,733,276
Germany	19,765,403	30,473,666	—	50,239,069
Hong Kong	56,177,791	63,799,208	—	119,976,999
Indonesia	9,194,436	—	—	9,194,436
Japan	4,748,637	199,410,383	—	204,159,020
Malaysia	5,610,691	—	—	5,610,691
Malta	—	—	0	0
Mexico	15,914,360	—	—	15,914,360
Netherlands	—	17,196,187	—	17,196,187
Philippines	—	15,247,957	—	15,247,957
Singapore	24,398,521	10,167,478	—	34,565,999
South Africa	4,961,660	17,818,955	—	22,780,615
Sweden	—	29,229,718	—	29,229,718
Switzerland	—	15,579,822	—	15,579,822
Thailand	—	6,550,049	—	6,550,049
Turkey	4,494,159	—	—	4,494,159
United Arab Emirates	14,293,325	—	—	14,293,325
United Kingdom	—	132,324,913	—	132,324,913
United States	1,000,409,553	—	—	1,000,409,553
Total Investments	$1,280,967,238	$704,501,387	$0	$1,985,468,625

14                         Invesco  Global Real Estate Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,507.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$98,187,388	$—	$98,187,388

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $1,072,701,458 and $567,914,718, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$103,619,611
Aggregate unrealized (depreciation) of investment securities	(96,556,503)
Net unrealized appreciation of investment securities	$7,063,108

Cost of investments for tax purposes is $1,978,405,517.

15                         Invesco  Global Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	2,230,727	$29,336,876	5,056,242	$65,384,893
Class B	2,282	30,476	10,394	135,963
Class C	269,956	3,575,214	539,231	6,974,499
Class R	292,003	3,829,381	571,398	7,440,437
Class Y	44,301,559	576,747,841	17,098,012	220,331,265
Class R5	2,480,608	32,745,674	7,567,981	97,790,739
Class R6	5,533,048	73,917,860	1,872,635	24,023,892

Issued as reinvestment of dividends:
Class A	105,862	1,402,209	487,852	6,242,159
Class B	522	6,937	6,680	85,290
Class C	6,029	79,992	50,846	654,446
Class R	6,865	90,994	32,038	411,217
Class Y	388,080	5,140,262	1,542,207	19,773,352
Class R5	168,958	2,235,061	663,445	8,448,723
Class R6	109,829	1,448,569	444,097	5,662,093

Automatic conversion of Class B shares to Class A shares:
Class A	109,972	1,470,345	187,942	2,454,452
Class B	(109,885)	(1,470,345)	(188,089)	(2,454,452)

Reacquired:
Class A	(2,979,924)	(39,058,696)	(6,852,335)	(88,028,073)
Class B	(27,356)	(359,100)	(145,620)	(1,852,117)
Class C	(389,201)	(5,108,974)	(885,310)	(11,368,286)
Class R	(318,081)	(4,185,377)	(427,569)	(5,530,547)
Class Y	(7,709,820)	(100,640,543)	(9,674,888)	(125,793,263)
Class R5	(4,981,018)	(66,119,773)	(13,046,096)	(165,812,569)
Class R6	(1,031,230)	(13,479,621)	(5,799,153)	(75,670,472)
Net increase (decrease) in share activity	38,459,785	$501,635,262	(888,060)	$(10,696,359)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco  Global Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/15	$13.51	$0.13		$(1.39)	$(1.26)	$(0.08)	$12.17	(9.40)%	$264,450	1.42	%(e)	1.42	%(e)	1.93	%(e)	34%
Year ended 02/28/15	12.11	0.21		1.53	1.74	(0.34)	13.51	14.53	300,895	1.44		1.44		1.64		43
Year ended 02/28/14	11.97	0.13		0.25	0.38	(0.24)	12.11	3.31	283,279	1.46		1.46		1.05		45
Year ended 02/28/13	10.52	0.16		1.73	1.89	(0.44)	11.97	18.35	279,049	1.48		1.48		1.41		58
Year ended 02/29/12	10.83	0.14		(0.28)	(0.14)	(0.17)	10.52	(1.21)	264,763	1.51		1.51		1.41		54
Year ended 02/28/11	9.01	0.24	(f)	2.03	2.27	(0.45)	10.83	25.61	295,582	1.43		1.43		2.46		80
Class B
Six months ended 08/31/15	13.52	0.08		(1.40)	(1.32)	(0.03)	12.17	(9.80)	2,494	2.17	(e)	2.17	(e)	1.18	(e)	34
Year ended 02/28/15	12.09	0.12		1.53	1.65	(0.22)	13.52	13.71	4,587	2.19		2.19		0.89		43
Year ended 02/28/14	11.94	0.04		0.26	0.30	(0.15)	12.09	2.61	7,931	2.21		2.21		0.30		45
Year ended 02/28/13	10.50	0.07		1.73	1.80	(0.36)	11.94	17.41	11,096	2.23		2.23		0.66		58
Year ended 02/29/12	10.81	0.07		(0.29)	(0.22)	(0.09)	10.50	(1.99)	11,412	2.26		2.26		0.66		54
Year ended 02/28/11	8.99	0.17	(f)	2.03	2.20	(0.38)	10.81	24.75	15,047	2.18		2.18		1.71		80
Class C
Six months ended 08/31/15	13.52	0.08		(1.39)	(1.31)	(0.03)	12.18	(9.73)	39,569	2.17	(e)	2.17	(e)	1.18	(e)	34
Year ended 02/28/15	12.10	0.12		1.52	1.64	(0.22)	13.52	13.62	45,476	2.19		2.19		0.89		43
Year ended 02/28/14	11.95	0.04		0.26	0.30	(0.15)	12.10	2.61	44,250	2.21		2.21		0.30		45
Year ended 02/28/13	10.50	0.07		1.74	1.81	(0.36)	11.95	17.51	45,010	2.23		2.23		0.66		58
Year ended 02/29/12	10.81	0.07		(0.29)	(0.22)	(0.09)	10.50	(1.99)	37,828	2.26		2.26		0.66		54
Year ended 02/28/11	8.99	0.17	(f)	2.03	2.20	(0.38)	10.81	24.74	44,885	2.18		2.18		1.71		80
Class R
Six months ended 08/31/15	13.52	0.11		(1.40)	(1.29)	(0.06)	12.17	(9.58)	18,408	1.67	(e)	1.67	(e)	1.68	(e)	34
Year ended 02/28/15	12.11	0.18		1.53	1.71	(0.30)	13.52	14.25	20,703	1.69		1.69		1.39		43
Year ended 02/28/14	11.96	0.10		0.26	0.36	(0.21)	12.11	3.13	16,415	1.71		1.71		0.80		45
Year ended 02/28/13	10.51	0.13		1.73	1.86	(0.41)	11.96	18.08	18,266	1.73		1.73		1.16		58
Year ended 02/29/12	10.83	0.12		(0.30)	(0.18)	(0.14)	10.51	(1.56)	13,717	1.76		1.76		1.16		54
Year ended 02/28/11	9.00	0.22	(f)	2.04	2.26	(0.43)	10.83	25.44	12,571	1.68		1.68		2.21		80
Class Y
Six months ended 08/31/15	13.52	0.14		(1.40)	(1.26)	(0.09)	12.17	(9.35)	1,202,209	1.17	(e)	1.17	(e)	2.18	(e)	34
Year ended 02/28/15	12.13	0.24		1.53	1.77	(0.38)	13.52	14.79	835,123	1.19		1.19		1.89		43
Year ended 02/28/14	11.98	0.16		0.26	0.42	(0.27)	12.13	3.66	640,339	1.21		1.21		1.30		45
Year ended 02/28/13	10.53	0.19		1.73	1.92	(0.47)	11.98	18.63	428,821	1.23		1.23		1.66		58
Year ended 02/29/12	10.85	0.17		(0.30)	(0.13)	(0.19)	10.53	(1.04)	237,473	1.26		1.26		1.66		54
Year ended 02/28/11	9.02	0.27	(f)	2.03	2.30	(0.47)	10.85	26.01	182,981	1.18		1.18		2.71		80
Class R5
Six months ended 08/31/15	13.49	0.16		(1.39)	(1.23)	(0.11)	12.15	(9.16)	275,482	0.87	(e)	0.87	(e)	2.48	(e)	34
Year ended 02/28/15	12.11	0.29		1.52	1.81	(0.43)	13.49	15.17	337,415	0.88		0.88		2.20		43
Year ended 02/28/14	11.97	0.20		0.25	0.45	(0.31)	12.11	3.91	361,220	0.89		0.89		1.62		45
Year ended 02/28/13	10.52	0.22		1.74	1.96	(0.51)	11.97	19.04	357,112	0.90		0.90		1.99		58
Year ended 02/29/12	10.83	0.20		(0.29)	(0.09)	(0.22)	10.52	(0.69)	406,395	0.91		0.91		2.01		54
Year ended 02/28/11	9.00	0.30	(f)	2.03	2.33	(0.50)	10.83	26.37	339,244	0.91		0.91		2.98		80
Class R6
Six months ended 08/31/15	13.49	0.17		(1.39)	(1.22)	(0.12)	12.15	(9.13)	178,043	0.82	(e)	0.82	(e)	2.53	(e)	34
Year ended 02/28/15	12.12	0.29		1.52	1.81	(0.44)	13.49	15.15	135,492	0.84		0.84		2.24		43
Year ended 02/28/14	11.97	0.20		0.27	0.47	(0.32)	12.12	4.03	163,844	0.85		0.85		1.66		45
Year ended 02/28/13(g)	11.36	0.10		0.84	0.94	(0.33)	11.97	8.40	77,714	0.84	(h)	0.84	(h)	2.05	(h)	58

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years February 29, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $291,331, $3,549, $44,012, $19,998, $855,278, $310,240 and $173,201 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.63 per share owned of Westfield Group on December 13, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.18 and 1.81%; $0.10 and 1.06%; $0.10 and 1.06%; $0.15 and 1.56%; $0.20 and 2.06% and $0.23 and 2.33% for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(g)	Commencement date September 24, 2012.
(h)	Annualized.

17                         Invesco  Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$906.00	$6.82	$1,018.05	$7.22	1.42%
B	1,000.00	902.00	10.40	1,014.27	11.02	2.17
C	1,000.00	902.70	10.41	1,014.27	11.02	2.17
R	1,000.00	904.20	8.02	1,016.79	8.49	1.67
Y	1,000.00	907.30	5.62	1,019.31	5.96	1.17
R5	1,000.00	907.80	4.18	1,020.82	4.43	0.87
R6	1,000.00	908.70	3.94	1,021.07	4.18	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

18                         Invesco  Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Real Estate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that

19                         Invesco  Global Real Estate Fund

the Fund is expected to outperform when high quality REITs outperform. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of other mutual funds sub-advised by Invesco Advisers.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

20                         Invesco  Global Real Estate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519 GRE-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco High Yield Fund
Nasdaq: A: AMHYX ¡ B: AHYBX ¡ C: AHYCX ¡ Y: AHHYX ¡ Investor: HYINX R5: AHIYX ¡ R6: HYIFX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

14 Financial Statements

16 Notes to Financial Statements

27 Financial Highlights

28 Fund Expenses

29 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/18/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.38%
Class B Shares	-2.98
Class C Shares	-2.77
Class Y Shares	-2.25
Investor Class Shares	-2.37
Class R5 Shares	-2.24
Class R6 Shares	-2.19
Barclays U.S. Aggregate Index▼ (Broad Market Index)	-0.68
Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	-2.85
Lipper High Current Yield Bond Funds Index■ (Peer Group Index)	-2.40

Source(s): ▼FactSet Research Systems Inc.; ■ Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, noninvestment-grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.

    The Lipper High Current Yield Bond Funds Index is an unmanaged index considered representative of high-yield bond funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco High Yield Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges
Class A Shares
Inception (7/11/78)	7.61%
10 Years	6.18
5 Years	5.57
1 Year	-6.99

Class B Shares
Inception (9/1/93)	4.52%
10 Years	5.99
5 Years	5.31
1 Year	-8.42

Class C Shares
Inception (8/4/97)	2.82%
10 Years	5.83
5 Years	5.68
1 Year	-4.56

Class Y Shares
10 Years	6.85%
5 Years	6.74
1 Year	-2.63

Investor Class Shares
Inception (9/30/03)	7.39%
10 Years	6.64
5 Years	6.48
1 Year	-3.07

Class R5 Shares
Inception (4/30/04)	7.29%
10 Years	7.03
5 Years	6.80
1 Year	-2.58

Class R6 Shares
10 Years	6.76%
5 Years	6.71
1 Year	-2.70

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/11/78)	7.70%
10 Years	6.60
5 Years	6.84
1 Year	-5.31

Class B Shares
Inception (9/1/93)	4.65%
10 Years	6.43
5 Years	6.62
1 Year	-6.58

Class C Shares
Inception (8/4/97)	2.96%
10 Years	6.25
5 Years	6.93
1 Year	-2.88

Class Y Shares
10 Years	7.29%
5 Years	8.10
1 Year	-0.70

Investor Class Shares
Inception (9/30/03)	7.70%
10 Years	7.11
5 Years	7.79
1 Year	-1.15

Class R5 Shares
Inception (4/30/04)	7.58%
10 Years	7.46
5 Years	8.06
1 Year	-0.87

Class R6 Shares
10 Years	7.21%
5 Years	8.06
1 Year	-0.76

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.02%, 1.77%, 1.77%, 0.77%, 0.97%, 0.69% and 0.61%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco High Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco High Yield Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–88.48%(a)
Aerospace & Defense–3.29%
Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	$6,682,000	$7,066,215
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/18(b)	6,220,000	5,854,575
7.50%, 03/15/25(b)	5,135,000	3,902,600
7.75%, 03/15/20(b)	4,119,000	3,459,960
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	4,039,000	3,917,830
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/22(b)	2,963,000	2,925,962
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	4,501,000	4,523,505
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes,
5.50%, 10/15/20	4,438,000	4,371,430
Sr. Unsec. Gtd. Sub. Notes,
6.50%, 05/15/25(b)	8,250,000	8,126,250
		44,148,327

Agricultural & Farm Machinery–0.34%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	5,122,000	4,616,203

Airlines–0.49%
Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	6,050,000	6,527,648

Alternative Carriers–1.53%
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	4,925,000	5,158,938
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	11,919,000	11,948,797
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.38%, 08/15/22	1,739,000	1,758,564
Sr. Unsec. Gtd. Notes,
5.13%, 05/01/23(b)	1,728,000	1,693,440
		20,559,739

Apparel Retail–1.56%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(b)	11,128,000	11,253,190
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/22	9,111,000	9,680,437
		20,933,627

	Principal Amount	Value
Apparel, Accessories & Luxury Goods–0.19%
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	$2,453,000	$2,526,590

Application Software–0.19%
SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/23(b)	2,461,000	2,553,288

Auto Parts & Equipment–1.91%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	6,730,000	7,184,275
Dana Holding Corp., Sr. Unsec. Notes,
5.38%, 09/15/21	2,017,000	2,027,085
5.50%, 12/15/24	2,155,000	2,122,675
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/20(b)	2,870,000	2,963,562
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21(b)	6,885,000	7,607,925
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	3,661,000	3,734,220
		25,639,742

Automotive Retail–0.09%
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	1,252,000	1,233,220

Biotechnology–0.00%
Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(d)	1,500,000	0

Broadcasting–0.71%
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 10.63%, 03/15/23	4,256,000	3,851,680
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	2,979,000	3,016,238
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	2,786,000	2,660,630
		9,528,548

Building Products–3.49%
Builders FirstSource, Inc.,
Sr. Sec. First Lien Notes,
7.63%, 06/01/21(b)	10,849,000	11,432,134
Sr. Unsec. Gtd. Notes,
10.75%, 08/15/23(b)	6,760,000	6,895,200
Building Materials Holding Corp., Sr. sec. Notes, 9.00%, 09/15/18(b)	7,524,000	8,050,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Fund

	Principal Amount	Value
Building Products–(continued)
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	$8,594,000	$8,722,910
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(b)	2,201,000	2,110,209
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	1,418,000	1,476,492
Norbord Inc. (Canada),
Sr. Sec. First Lien Notes,
5.38%, 12/01/20(b)	4,791,000	4,795,312
Sr. Sec. Gtd. First Lien Notes,
6.25%, 04/15/23(b)	3,475,000	3,473,810
		46,956,747

Business Equipment & Services–0.27%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	3,441,000	3,570,038

Cable & Satellite–5.18%
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(b)	9,103,000	8,909,561
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes,
5.13%, 05/01/23(b)	7,209,000	7,245,045
5.38%, 05/01/25(b)	7,308,000	7,125,300
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/24	17,663,000	16,161,645
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	2,577,000	2,834,700
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	7,107,000	6,325,230
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/22(b)	9,790,000	9,838,950
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/25(b)	4,925,000	4,814,188
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/24(b)	5,170,000	5,124,762
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/25(b)	1,300,000	1,261,000
		69,640,381

Casinos & Gaming–0.52%
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes,
6.63%, 12/15/21	2,942,000	3,147,940
Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	2,382,000	2,655,930
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/21(b)	1,175,000	1,216,125

	Principal Amount	Value
Casinos & Gaming–(continued)
Resort at Summerlin L.P., Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(d)	$27,634,000	$0
		7,019,995

Commercial Printing–0.52%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	6,847,000	7,009,616

Communications Equipment–0.55%
Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(b)	7,728,000	7,341,600

Computer & Electronics Retail–0.57%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	8,924,000	7,630,020

Construction & Engineering–0.64%
AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	8,564,000	8,561,247

Construction Machinery & Heavy Trucks–3.56%
Allied Specialty Vehicles, Inc., Sr. sec. Notes, 8.50%, 11/01/19(b)	9,803,000	10,317,658
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	11,859,000	12,318,536
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/24	2,341,000	2,294,180
6.75%, 06/15/21	2,864,000	2,921,280
Navistar International Corp.,
Sr. Unsec. Gtd. Notes,
8.25%, 11/01/21	6,932,000	6,039,505
Sr. Unsec. Sub. Conv. Bonds,
4.75%, 04/15/19	4,450,000	3,351,406
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 03/01/22	8,601,000	8,730,015
5.38%, 03/01/25	1,816,000	1,829,620
		47,802,200

Construction Materials–1.61%
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	9,687,000	9,941,283
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/19(b)	2,870,000	2,913,050
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	1,457,000	1,491,604
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	7,150,000	7,203,625
		21,549,562

Consumer Finance–0.95%
Ally Financial Inc., Sr. Unsec. Global Notes,
4.63%, 03/30/25	6,811,000	6,606,670
5.13%, 09/30/24	2,479,000	2,503,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Fund

	Principal Amount	Value
Consumer Finance–(continued)
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	$3,578,000	$3,676,395
		12,786,855

Data Processing & Outsourced Services–1.21%
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	14,380,000	16,267,375

Diversified Chemicals–0.42%
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(b)	3,515,000	3,400,763
Tronox Finance LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(b)	2,794,000	2,263,140
		5,663,903

Diversified Metals & Mining–0.71%
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.88%, 04/01/22(b)	6,909,000	4,300,852
8.25%, 11/01/19(b)	6,664,000	5,181,260
		9,482,112

Electrical Components & Equipment–1.04%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(b)	7,958,000	7,709,312
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes,
4.88%, 10/15/23(b)	2,715,000	2,681,063
5.00%, 10/01/25(b)	3,610,000	3,528,775
		13,919,150

Environmental & Facilities Services–0.36%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	4,631,000	4,822,029

Food Retail–1.23%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(b)	15,986,000	16,485,562

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. First Lien Global PIK Notes, 8.00%, 01/30/20(c)(e)	49,626	40,693
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(d)(e)	515,000	2,575
		43,268

Gas Utilities–1.09%
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes,
6.50%, 05/01/21	5,383,000	5,248,425
6.75%, 01/15/22	1,461,000	1,424,475
Sr. Unsec. Gtd. Notes,
6.75%, 06/15/23(b)	3,007,000	2,916,790

	Principal Amount	Value
Gas Utilities–(continued)
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	$5,396,000	$5,099,220
		14,688,910

General Merchandise Stores–1.18%
Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/23(b)	15,086,000	15,915,730

Health Care Equipment–0.43%
DJO Finco Inc./DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(b)	5,629,000	5,861,196

Health Care Facilities–4.63%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/23	2,480,000	2,523,400
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	3,621,552	3,866,007
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	3,408,000	3,714,720
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes,
5.88%, 03/15/22	7,064,000	7,724,042
Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/25	2,720,000	2,839,000
Sr. Unsec. Gtd. Global Notes,
7.50%, 02/15/22	5,063,000	5,822,450
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/25	8,426,000	8,636,650
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	7,176,000	7,283,640
Tenet Healthcare Corp., Sr. Unsec. Global Notes,
6.75%, 02/01/20	6,965,000	7,348,075
6.75%, 06/15/23	2,417,000	2,513,680
8.13%, 04/01/22	8,954,000	9,938,940
		62,210,604

Health Care Services–0.65%
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	5,467,000	5,631,010
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	2,848,000	3,072,280
		8,703,290

Home Improvement Retail–0.92%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	13,127,000	12,339,380

Homebuilding–4.54%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	13,428,000	12,622,320
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	2,205,000	2,218,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Fund

	Principal Amount	Value
Homebuilding–(continued)
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	$10,784,000	$10,676,160
K. Hovnanian Enterprises Inc.,
Sr. Sec. Gtd. First Lien Notes,
7.25%, 10/15/20(b)	2,798,000	2,752,533
Sr. Unsec. Gtd. Notes,
7.00%, 01/15/19(b)	5,770,000	4,478,962
8.00%, 11/01/19(b)	8,435,000	6,526,581
KB Home, Sr. Unsec. Gtd. Notes,
7.00%, 12/15/21	1,478,000	1,503,865
7.50%, 09/15/22	1,480,000	1,548,450
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 06/01/25	2,967,000	2,959,583
7.15%, 04/15/20	2,583,000	2,799,326
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	7,543,000	7,665,574
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/23(b)	1,453,000	1,496,590
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/23(b)	3,722,000	3,759,220
		61,007,945

Household Products–1.18%
Reynolds Group Issuer Inc./LLC (New Zealand)
Sr. Sec. Gtd. First Lien Global Notes,
5.75%, 10/15/20	4,704,000	4,874,520
Sr. Unsec. Gtd. Global Notes,
8.25%, 02/15/21	5,401,000	5,542,776
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/21	5,449,000	5,455,811
		15,873,107

Independent Power Producers & Energy Traders–1.47%
AES Corp.,
Sr. Unsec. Global Notes,
7.38%, 07/01/21	6,190,000	6,700,675
Sr. Unsec. Notes,
5.50%, 04/15/25	3,535,000	3,340,575
Calpine Corp.,
Sr. Sec. Gtd. First Lien Notes,
5.88%, 01/15/24(b)	696,000	735,150
Sr. Unsec. Global Notes,
5.38%, 01/15/23	3,599,000	3,509,025
5.50%, 02/01/24	3,389,000	3,308,511
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/19	1,988,604	2,144,319
		19,738,255

Industrial Conglomerates–0.00%
Indalex Holding Corp., Series B, Sec. Gtd. Second Lien Global Notes, 11.50%, 02/01/14(d)	3,260,000	0

	Principal Amount	Value
Industrial Machinery–0.97%
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. sec. Notes, 8.63%, 06/01/21(b)	$5,673,000	$5,531,175
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	7,498,000	7,526,117
		13,057,292

Integrated Oil & Gas–0.41%
California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	7,148,000	5,575,440

Integrated Telecommunication Services–0.70%
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	9,253,000	9,443,796

Internet Retail–0.31%
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	4,048,000	4,230,160

Internet Software & Services–1.03%
CyrusOne L.P./CyrusOne Finance Corp.
Sr. Unsec. Gtd. Global Notes
6.38%, 11/15/22	4,559,000	4,661,577
Sr. Unsec. Gtd. Notes
6.38%, 11/15/22(b)	2,172,000	2,220,870
Equinix Inc., Sr. Unsec. Notes,
5.38%, 01/01/22	4,844,000	4,904,550
5.38%, 04/01/23	1,918,000	1,939,578
		13,726,575

Leisure Products–0.61%
Party City Holdings Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/23(b)	4,013,000	4,078,211
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/23(b)	3,996,000	4,095,900
		8,174,111

Marine–0.94%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(b)	13,064,000	12,574,100

Metal & Glass Containers–1.10%
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	5,104,000	4,976,400
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(b)	3,048,000	2,971,800
Owens-Brockway Glass Container, Inc.,
Sr. Unsec. Gtd. Notes,
5.00%, 01/15/22(b)	1,977,000	1,957,230
5.88%, 08/15/23(b)	1,899,000	1,929,859
6.38%, 08/15/25(b)	2,866,000	2,937,650
		14,772,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–0.42%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	$4,352,000	$3,808,000
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	2,323,000	1,893,245
		5,701,245

Oil & Gas Exploration & Production–6.39%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 11/01/21	246,000	228,780
6.00%, 12/01/20	1,227,000	1,184,055
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 04/15/23	4,728,000	4,290,660
Sr. Unsec. Gtd. Notes,
7.50%, 09/15/20	2,909,000	2,792,640
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	6,903,000	3,658,590
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	5,200,000	4,199,000
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 10/01/22	2,804,000	2,786,475
5.50%, 04/01/23	6,681,000	6,630,892
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	3,650,000	2,637,125
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 05/01/23(b)	1,898,000	1,793,610
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	3,553,000	3,153,288
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	6,692,000	6,591,620
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec. Gtd. Notes, 5.63%, 01/19/25(b)	1,500,000	750,000
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	5,373,000	5,292,405
QEP Resources Inc.,
Sr. Unsec. Global Notes,
5.25%, 05/01/23	650,000	565,500
Sr. Unsec. Notes,
5.38%, 10/01/22	2,498,000	2,173,260
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Global Notes,
5.00%, 03/15/23	3,268,000	2,990,220
Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	134,000	124,285
5.75%, 06/01/21	3,364,000	3,263,080
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	7,533,000	7,081,020
RSP Permian, Inc., Sr. Unsec. Gtd. Notes,
6.63%, 10/01/22(b)	1,186,000	1,174,140
6.63%, 10/01/22(b)	3,038,000	3,007,620

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	$5,163,000	$1,497,270
SM Energy Co., Sr. Unsec. Global Notes,
6.13%, 11/15/22	2,096,000	1,975,480
6.50%, 01/01/23	3,257,000	3,143,005
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes,
5.00%, 03/15/19	3,004,000	2,703,600
5.75%, 03/15/21	3,004,000	2,703,600
WPX Energy, Inc., Sr. Unsec. Notes, 7.50%, 08/01/20	7,709,800	7,439,957
		85,831,177

Oil & Gas Storage & Transportation–3.00%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
Sr. Unsec. Gtd. Global Bonds,
6.13%, 03/01/22	1,935,000	1,789,875
Sr. Unsec. Gtd. Global Notes,
6.00%, 12/15/20	4,538,000	4,288,410
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/27	5,312,000	4,993,280
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 08/01/22	2,843,000	2,771,925
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes,
4.88%, 06/01/25	2,686,000	2,497,980
5.50%, 02/15/23	4,665,000	4,595,025
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	4,361,000	4,251,975
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 02/01/21	2,592,000	2,559,600
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	3,623,000	3,641,115
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	2,460,000	2,573,775
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	4,402,000	3,752,705
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
6.13%, 10/15/21	2,000,000	2,015,000
Sr. Unsec. Gtd. Notes,
6.25%, 10/15/22(b)	576,000	578,880
		40,309,545

Packaged Foods & Meats–3.01%
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	13,692,000	14,119,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	$5,793,000	$6,039,782
JBS Investments GmbH (Brazil),
Sr. Unsec. Gtd. Notes,
7.25%, 04/03/24(b)	5,545,000	5,586,587
REGS, Sr. Unsec. Gtd. Euro Notes,
7.25%, 04/03/24(b)	3,945,000	3,984,450
Marfrig Overseas Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 9.50%, 05/04/20(b)	4,075,000	4,141,219
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/22	3,539,000	3,782,306
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	2,718,000	2,826,720
		40,480,939

Paper Packaging–0.21%
Graphic Packaging International Inc.,
Sr. Unsec. Gtd. Notes,
4.75%, 04/15/21	269,000	274,380
4.88%, 11/15/22	2,545,000	2,576,813
		2,851,193

Paper Products–1.17%
Clearwater Paper Corp.,
Sr. Unsec. Gtd. Global Notes,
4.50%, 02/01/23	1,045,000	997,975
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/25(b)	2,670,000	2,603,250
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	3,949,000	4,062,534
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	7,879,000	8,046,428
		15,710,187

Personal Products–1.25%
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/17(c)	13,754,000	13,668,038
Elizabeth Arden, Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	4,746,000	3,096,765
		16,764,803

Pharmaceuticals–2.16%
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	7,132,000	7,363,790
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(b)	1,353,000	1,383,443
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes,
5.50%, 03/01/23(b)	3,692,000	3,738,150
5.63%, 12/01/21(b)	4,861,000	4,976,449
5.88%, 05/15/23(b)	2,027,000	2,082,742
6.13%, 04/15/25(b)	9,081,000	9,421,537
		28,966,111

	Principal Amount	Value
Regional Banks–0.52%
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	$6,199,000	$7,020,368

Restaurants–0.51%
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/22	6,492,000	6,873,405

Semiconductor Equipment–0.39%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	5,335,000	5,228,300

Semiconductors–0.40%
Micron Technology, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 02/15/22	2,324,000	2,300,760
Sr. Unsec. Notes,
5.25%, 08/01/23(b)	3,325,000	3,125,500
		5,426,260

Specialized Consumer Services–0.64%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	8,454,000	8,570,243

Specialized Finance–3.18%
Aircastle Ltd., Sr. Unsec. Notes,
5.13%, 03/15/21	5,949,000	6,112,597
5.50%, 02/15/22	5,535,000	5,728,725
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	10,095,000	10,322,137
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	6,226,000	6,443,910
International Lease Finance Corp.,
Sr. Unsec. Global Notes,
5.88%, 08/15/22	1,131,000	1,224,308
Sr. Unsec. Notes,
8.25%, 12/15/20	5,580,000	6,668,100
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	6,092,000	6,229,070
		42,728,847

Specialized REIT’s–0.84%
Crown Castle International Corp.,
Sr. Unsec. Global Notes,
5.25%, 01/15/23	5,540,000	5,830,850
Sr. Unsec. Notes,
4.88%, 04/15/22	5,264,000	5,428,500
		11,259,350

Specialty Chemicals–0.60%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	8,177,000	8,074,788

Steel–1.05%
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes,
5.13%, 10/01/21	1,688,000	1,671,120
5.50%, 10/01/24	7,846,000	7,718,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Fund

	Principal Amount	Value
Steel–(continued)
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	$5,147,000	$4,715,939
		14,105,561

Trading Companies & Distributors–0.53%
United Rentals North America Inc.,
Sr. Unsec. Gtd. Global Notes,
5.50%, 07/15/25	605,000	585,338
Sr. Unsec. Gtd. Notes,
6.13%, 06/15/23	6,360,000	6,558,750
		7,144,088

Trucking–0.38%
OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/23(b)	4,907,000	5,041,943

Utilities–0.26%
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 7.88%, 01/15/23(b)	3,230,000	3,504,550

Wireless Telecommunication Services–6.28%
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	3,525,000	3,287,062
Digicel Ltd. (Jamaica),
Sr. Unsec. Gtd. Notes,
6.75%, 03/01/23(b)	5,200,000	4,797,000
Sr. Unsec. Notes,
6.00%, 04/15/21(b)	3,985,000	3,666,200
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	3,000,000	2,640,000
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/22	8,970,000	8,925,150
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	12,550,000	10,855,750
Sprint Communications Inc., Sr. Unsec. Global Notes,
6.00%, 11/15/22	1,533,000	1,383,533
11.50%, 11/15/21	3,961,000	4,545,247
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.63%, 02/15/25	6,060,000	5,696,400
7.88%, 09/15/23	6,824,000	6,619,280
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds,
6.84%, 04/28/23	543,000	574,223
Sr. Unsec. Gtd. Global Notes,
6.38%, 03/01/25	8,707,000	8,924,675
6.63%, 04/01/23	8,318,000	8,713,105

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes,
7.38%, 04/23/21(b)		$9,867,000	$10,113,675
Sr. Sec. Gtd. First Lien Notes,
4.75%, 07/15/20(b)		1,150,000	1,164,375
REGS, Sr. Sec. Gtd. First Lien Euro Notes,
6.50%, 04/30/20(b)		2,400,000	2,535,000
			84,440,675
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,249,322,831)			1,188,745,000

Non-U.S. Dollar Denominated Bonds & Notes–4.92%(f)
Auto Parts & Equipment–0.23%
Alliance Automotive Finance PLC (United Kingdom),
Sr. Sec. Gtd. First Lien Notes,
6.25%, 12/01/21(b)	EUR	2,100,000	2,486,013
REGS, Sr. Sec. Gtd. First Lien Euro Notes,
6.25%, 12/01/21(b)	EUR	550,000	651,098
			3,137,111

Cable & Satellite–0.34%
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/23(b)	GBP	1,700,000	2,776,401
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 4.88%, 01/15/27(b)	GBP	1,200,000	1,735,406
			4,511,807

Casinos & Gaming–0.62%
Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/19(b)	GBP	2,150,000	3,524,048
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/18(b)	GBP	2,074,500	3,344,210
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	974,000	1,490,979
			8,359,237

Construction & Engineering–0.27%
Abengoa Finance S.A.U. (Spain),
Sr. Unsec. Gtd. Notes,
7.00%, 04/15/20(b)	EUR	1,700,000	1,207,530
REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes,
8.88%, 02/05/18(b)	EUR	3,100,000	2,400,172
			3,607,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Fund

	Principal Amount		Value
Department Stores–0.31%
Debenhams PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 5.25%, 07/15/21	GBP	2,700,000	$4,102,404

Diversified Support Services–0.17%
AA Bond Co. Ltd. (United Kingdom), Sec. Second Lien Notes, 5.50%, 07/31/22(b)	GBP	1,500,000	2,271,449

Environmental & Facilities Services–0.21%
Waste Italia SpA (Italy), Sr. Sec. Gtd. First Lien Notes, 10.50%, 11/15/19(b)	EUR	3,000,000	2,852,165

Hotels, Resorts & Cruise Lines–0.44%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(b)	EUR	2,252,000	2,647,632
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	2,030,000	3,286,117
			5,933,749

Industrial Machinery–0.07%
SIG Combibloc Holdings S.C.A. (Luxembourg), Sr. Unsec. Bonds, 7.75%, 02/15/23(b)	EUR	800,000	928,740

Marine–0.16%
CMA CGM S.A. (France), Sr. Unsec. Notes, 7.75%, 01/15/21(b)	EUR	2,000,000	2,167,673

Movies & Entertainment–0.56%
Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec. Gtd. First Lien Notes,
9.00%, 08/01/18(b)	GBP	1,365,000	2,175,826
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes,
9.00%, 08/01/18(b)	GBP	3,365,000	5,363,848
			7,539,674

Other Diversified Financial Services–0.65%
Boats Investments Netherlands B.V. (Netherlands), REGS-Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17(b)(c)	EUR	1,690,735	499,598
Financiere Gaillon 8 SAS (France), Sr. Sec. First Lien Notes, 7.00%, 09/30/19(b)	EUR	3,100,000	3,513,295
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(b)	GBP	2,825,000	4,692,291
			8,705,184

	Principal Amount		Value
Packaged Foods & Meats–0.67%
Hydra Dutch Holdings 2 B.V. (Netherlands),
Sr. Sec. Gtd. First Lien Notes,
8.00%, 04/15/19(b)	EUR	2,780,000	$3,246,087
REGS, Sr. Sec. Gtd. First Lien Euro Notes,
8.00%, 04/15/19(b)	EUR	1,550,000	1,809,869
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(b)	GBP	2,500,000	3,936,695
			8,992,651

Paper Packaging–0.22%
M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 7.50%, 03/09/49(g)	EUR	4,100,000	2,990,396
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $69,665,446)			66,099,942

	Shares
Common Stocks & Other Equity Interests–0.75%
Apparel, Accessories & Luxury Goods–0.00%
HCI Direct, Inc.–Class A(h)		1,000	0

Automobile Manufacturers–0.53%
General Motors Co.(i)		137,102	4,036,283
General Motors Co.–Wts.
expiring 07/10/16(h)(i)		84,480	1,660,032
General Motors Co.–Wts.
expiring 07/10/19 (h)(i)		84,480	1,051,776
Motors Liquidation Co. GUC Trust		21,555	334,102
			7,082,193

Broadcasting–0.01%
Adelphia Communications Corp.(h)(j)		50,250	37,688
Adelphia Recovery Trust– Series ACC-1(h)(j)		4,846,549	9,693
Adelphia Recovery Trust– Series Arahova(h)(j)		2,211,702	22,117
			69,498

Casinos & Gaming–0.11%
MGM Resorts International(h)		76,708	1,567,144

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands)(e)(h)		79,899	19,975

Integrated Telecommunication Services–0.10%
Hawaiian Telcom Holdco Inc.–Wts. expiring 10/28/15(h)(k)		22,376	179,008
Largo Ltd.–Class A (Luxembourg)(h)		312,510	112,213
Largo Ltd.–Class B (Luxembourg)(h)		2,812,600	1,009,926
Ventelo, Inc. (United Kingdom)(b)(h)		73,021	0
			1,301,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Fund

	Shares	Value
Leisure Products–0.00%
HF Holdings, Inc.(b)(h)	36,820	$0

Paper Products–0.00%
Verso Corp.(h)	26,770	6,425
Total Common Stocks & Other Equity Interests (Cost $40,743,635)		10,046,382

	Principal Amount

Variable Rate Senior Loan Interests–0.34%(l)
Diversified Support Services–0.34%
Laureate Education, Inc., Term Loan, 5.00%, 06/16/18 (Cost $4,770,493)	$4,895,396	4,531,325

	Shares
Preferred Stocks–0.31%
Oil & Gas Exploration & Production–0.31%
WPX Energy Inc.,Series A, 3.13% Conv. Pfd. (Cost $5,282,250)	105,645	4,118,042

	Principal Amount	Value
U.S. Treasury Bills–0.28%
0.10%, 12/17/15(m)(n)	$20,000	$19,998
0.23%, 05/26/16(m)(n)	2,545,000	2,539,599
0.26%, 05/26/16(m)(n)	605,000	603,716
0.29%, 05/26/16(m)(n)	675,000	673,567
Total U.S. Treasury Bills (Cost $3,837,905)		3,836,880

	Shares
Money Market Funds–2.45%
Liquid Assets Portfolio–Institutional Class, 0.12%(o)	16,482,284	16,482,284
Premier Portfolio–Institutional Class, 0.09%(o)	16,482,284	16,482,284
Total Money Market Funds (Cost $32,964,568)		32,964,568
TOTAL INVESTMENTS–97.53% (Cost $1,406,587,128)		1,310,342,139
OTHER ASSETS LESS LIABILITIES–2.47%		33,200,199
NET ASSETS–100.00%		$1,343,542,338

Investment Abbreviations:

Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind

REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $591,201,194, which represented 44.00% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	—%	8.50%
Boats Investments Netherlands B.V., REGS-Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes	—	11.00
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00	8.00

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2015 was $2,575, which represented less than 1% of the Fund’s Net Assets.
(e)	Acquired as part of the Sino-Forest Corp. reorganization.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Perpetual bond with no specified maturity date.
(h)	Non-income producing security.
(i)	Acquired as part of the General Motors reorganization.
(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1K, Note 1M and Note 4.
(o)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,373,622,560)	$1,277,377,571
Investments in affiliated money market funds, at value and cost	32,964,568
Total investments, at value (Cost $1,406,587,128)	1,310,342,139
Foreign currencies, at value (Cost $685)	698
Receivable for:
Investments sold	18,609,329
Variation margin — futures contracts	75,156
Fund shares sold	1,507,735
Dividends and interest	24,221,992
Investment for trustee deferred compensation and retirement plans	331,680
Unrealized appreciation on forward foreign currency contracts outstanding	533,558
Other assets	106,570
Total assets	1,355,728,857

Liabilities:
Payable for:
Investments purchased	4,862,381
Fund shares reacquired	1,920,154
Amount due custodian	2,267,233
Dividends	1,411,355
Variation margin — centrally cleared swap agreements	163,570
Accrued fees to affiliates	822,140
Accrued trustees’ and officers’ fees and benefits	6,267
Accrued other operating expenses	144,967
Trustee deferred compensation and retirement plans	474,870
Unrealized depreciation on forward foreign currency contracts outstanding	113,582
Total liabilities	12,186,519
Net assets applicable to shares outstanding	$1,343,542,338

Net assets consist of:
Shares of beneficial interest	$1,613,720,752
Undistributed net investment income	(8,440,636)
Undistributed net realized gain (loss)	(165,319,324)
Net unrealized appreciation (depreciation)	(96,418,454)
$1,343,542,338

Net Assets:
Class A	$801,303,341
Class B	$13,276,597
Class C	$97,514,466
Class Y	$82,159,834
Investor Class	$122,329,222
Class R5	$102,225,246
Class R6	$124,733,632

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	192,730,727
Class B	3,188,150
Class C	23,510,549
Class Y	19,700,800
Investor Class	29,404,200
Class R5	24,636,839
Class R6	30,045,630
Class A:
Net asset value per share	$4.16
Maximum offering price per share
(Net asset value of $4.16 ÷ 95.75%)	$4.34
Class B:
Net asset value and offering price per share	$4.16
Class C:
Net asset value and offering price per share	$4.15
Class Y:
Net asset value and offering price per share	$4.17
Investor Class:
Net asset value and offering price per share	$4.16
Class R5:
Net asset value and offering price per share	$4.15
Class R6:
Net asset value and offering price per share	$4.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $4,895)	$48,986,795
Dividends	221,026
Dividends from affiliated money market funds	12,582
Total investment income	49,220,403

Expenses:
Advisory fees	3,969,928
Administrative services fees	192,108
Custodian fees	46,156
Distribution fees:
Class A	1,162,317
Class B	77,775
Class C	564,794
Investor Class	151,236
Transfer agent fees — A, B, C, Y and Investor	1,229,225
Transfer agent fees — R5	51,306
Transfer agent fees — R6	3,656
Trustees’ and officers’ fees and benefits	29,759
Other	285,204
Total expenses	7,763,464
Less: Fees waived and expense offset arrangement(s)	(37,668)
Net expenses	7,725,796
Net investment income	41,494,607

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(34,603,895)
Foreign currencies	(687,854)
Forward foreign currency contracts	3,035,903
Futures contracts	(793,816)
Swap agreements	423,609
(32,626,053)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(40,825,243)
Foreign currencies	406,521
Forward foreign currency contracts	(3,516,591)
Futures contracts	6,164
Swap agreements	(847,389)
(44,776,538)
Net realized and unrealized gain (loss)	(77,402,591)
Net increase (decrease) in net assets resulting from operations	$(35,907,984)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$41,494,607	$79,812,758
Net realized gain (loss)	(32,626,053)	13,788,373
Change in net unrealized appreciation (depreciation)	(44,776,538)	(64,739,850)
Net increase (decrease) in net assets resulting from operations	(35,907,984)	28,861,281

Distributions to shareholders from net investment income:
Class A	(25,339,333)	(56,625,489)
Class B	(364,755)	(1,103,041)
Class C	(2,648,734)	(6,023,321)
Class Y	(4,260,965)	(6,640,026)
Investor Class	(3,542,865)	(7,683,415)
Class R5	(3,039,442)	(6,045,396)
Class R6	(3,539,664)	(6,003,066)
Total distributions from net investment income	(42,735,758)	(90,123,754)

Share transactions–net:
Class A	(153,960,071)	(40,327,483)
Class B	(3,534,601)	(8,355,675)
Class C	(16,100,174)	(5,416,333)
Class Y	(112,773,435)	105,833,938
Investor Class	(3,136,495)	(6,581,324)
Class R5	2,515,097	17,186,011
Class R6	18,434,427	30,926,465
Net increase (decrease) in net assets resulting from share transactions	(268,555,252)	93,265,599
Net increase (decrease) in net assets	(347,198,994)	32,003,126

Net assets:
Beginning of period	1,690,741,332	1,658,738,206
End of period (includes undistributed net investment income of $(8,440,636) and $(7,199,485), respectively)	$1,343,542,338	$1,690,741,332

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

16                         Invesco High Yield Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

17                         Invesco High Yield Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

18                         Invesco High Yield Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Put Options Purchased — The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

19                         Invesco High Yield Fund

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Other Risks — The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
P.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

20                         Invesco High Yield Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.55%
Next $500 million	0.50%
Over $1 billion	0.45%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.51%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.50%, 1.25% and 1.25% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $34,990.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $66,689 in front-end sales commissions from the sale of Class A shares and $5,766, $5,107 and $3,983 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

21                         Invesco High Yield Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$45,738,372	$1,390,620	$0	$47,128,992
U.S. Treasury Securities	—	3,836,880	—	3,836,880
Corporate Debt Securities	—	1,188,745,000	—	1,188,745,000
Foreign Debt Securities	—	66,099,942	—	66,099,942
Variable Rate Senior Loan Interests	—	4,531,325	—	4,531,325
	$45,738,372	$1,264,603,767	$0	$1,310,342,139
Forward Foreign Currency Contracts*	—	419,976	—	419,976
Futures Contracts*	68,425	—	—	68,425
Swap Agreements*	—	(648,156)	—	(648,156)
Total Investments	$45,806,797	$1,264,375,587	$0	$1,310,182,384

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$—	$(648,156)
Currency risk:
Forward foreign currency contracts(b)	533,558	(113,582)
Interest rate risk:
Futures contracts(c)	68,425	—
Total	$601,983	$(761,738)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.
(c)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

22                         Invesco High Yield Fund

Effect of Derivative Investments for the six months ended August 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased(a)	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$—	$423,609
Currency risk	3,035,903	—	—	—
Interest rate risk	—	(793,816)	(352,000)	—
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	—	—	(847,389)
Currency risk	(3,516,591)	—	—	—
Interest rate risk	—	6,164	—	—
Total	$(480,688)	$(787,652)	$(352,000)	$(423,780)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased and swap agreements.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$94,045,180	$73,916,901	$40,000,000	$30,683,167

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/04/15	Citigroup Global Markets Inc.	EUR	3,292,372	USD	3,695,179	$3,694,562	$617
09/04/15	Citigroup Global Markets Inc.	USD	3,339,053	EUR	2,936,981	3,295,756	(43,297)
09/04/15	Citigroup Global Markets Inc.	USD	344,088	GBP	222,253	341,019	(3,069)
09/04/15	Deutsche Bank Securities Inc.	EUR	39,761,853	USD	44,978,608	44,619,087	359,521
09/04/15	Deutsche Bank Securities Inc.	USD	10,118,537	EUR	9,151,119	10,269,003	150,466
09/04/15	Goldman Sachs International	GBP	25,634,379	USD	39,329,793	39,332,686	(2,893)
09/04/15	Goldman Sachs International	USD	7,054,527	EUR	6,307,026	7,077,481	22,954
09/04/15	Goldman Sachs International	USD	3,450,629	GBP	2,206,964	3,386,306	(64,323)
Total Forward Foreign Currency Contracts — Currency Risk							$419,976

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	Short	338	December-2015	$(40,369,875)	$65,279
U.S. Treasury 10 Year Notes	Short	234	December-2015	(29,732,625)	3,146
Total Futures Contracts — Interest Rate Risk					$68,425

23                         Invesco High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	CDX North America High Yield-Series 23-5 Year Maturity	Sell	5.00%	12/20/19	3.40%	$17,194,220	$1,325,297	$(266,477)
Credit Suisse Securities (USA) LLC/CME	CDX North America High Yield-Series 24-5 Year Maturity	Sell	5.00	06/20/20	3.91	40,857,300	2,208,920	(381,679)
Total Credit Default Swap Agreements — Credit Risk							$3,534,217	$(648,156)

Abbreviations:

CME	– Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of August 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2015.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
Citigroup Global Markets Inc.(a)	$617	$(617)	$—	$—	$—
Deutsche Bank Securities Inc.(a)	509,987	—	—	—	509,987
Goldman Sach International(a)	22,954	(22,954)	—	—	—
Total	$533,558	$(23,571)	$—	$—	$509,987

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Counterparty			Non-Cash	Cash
Citigroup Global Markets Inc.(a)	$46,366	$(617)	$—	$—	$45,749
Credit Suisse Securities (USA) LLC(b)	648,156	—	(648,156)	—	—
Goldman Sachs International(a)	67,216	(22,954)	—	—	44,262
Total	$761,738	$(23,571)	$(648,156)	$—	$90,011

(a)	Forward foreign currency contracts Counterparty.
(b)	Swap agreements — centrally cleared Counterparty. Includes cumulative appreciation (depreciation).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,678.

24                         Invesco High Yield Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$37,780,142	$—	$37,780,142
February 28, 2018	64,208,175	—	64,208,175
	$101,988,317	$—	$101,988,317

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $683,536,044 and $939,590,792, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,792,209
Aggregate unrealized (depreciation) of investment securities	(115,457,209)
Net unrealized appreciation (depreciation) of investment securities	$(102,665,000)

Cost of investments for tax purposes is $1,413,007,139.

NOTE 10—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

25                         Invesco High Yield Fund

At the six months ended August 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Citibank, N.A.	$4,895,396	$4,531,325

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	18,379,539	$79,521,667	117,726,799	$518,476,075
Class B	85,531	371,233	251,017	1,122,763
Class C	1,934,363	8,346,564	7,729,471	34,233,631
Class Y	22,390,805	97,361,866	58,881,703	257,319,998
Investor Class	2,695,656	11,690,668	4,502,205	19,875,037
Class R5	2,968,035	12,780,165	8,904,678	39,479,096
Class R6	4,396,010	18,958,951	7,039,107	31,226,164

Issued as reinvestment of dividends:
Class A	4,061,158	17,410,493	8,399,722	37,363,537
Class B	56,947	244,481	174,213	777,788
Class C	435,135	1,861,504	959,661	4,258,957
Class Y	595,023	2,568,376	1,013,297	4,515,159
Investor Class	718,867	3,089,280	1,500,480	6,685,372
Class R5	708,881	3,037,316	1,361,474	6,040,438
Class R6	825,762	3,538,454	1,353,206	6,003,066

Automatic conversion of Class B shares to Class A shares:
Class A	517,855	2,236,078	1,092,908	4,866,651
Class B	(517,147)	(2,236,078)	(1,091,329)	(4,866,651)

Reacquired:
Class A	(58,840,505)	(253,128,309)	(136,216,854)	(601,033,746)
Class B	(442,773)	(1,914,237)	(1,211,690)	(5,389,575)
Class C	(6,155,413)	(26,308,242)	(9,914,082)	(43,908,921)
Class Y	(49,338,147)	(212,703,677)	(35,433,306)	(156,001,219)
Investor Class	(4,150,098)	(17,916,443)	(7,460,471)	(33,141,733)
Class R5	(3,094,486)	(13,302,384)	(6,466,505)	(28,333,523)
Class R6	(943,387)	(4,062,978)	(1,428,434)	(6,302,765)
Net increase (decrease) in share activity	(62,712,389)	$(268,555,252)	21,667,270	$93,265,599

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

26                         Invesco High Yield Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/15	$4.38	$0.11	$(0.21)	$(0.10)	$(0.12)	$4.16	(2.38)%		$801,303	1.01	%(e)	1.01	%(e)	5.27	%(e)	46%
Year ended 02/28/15	4.55	0.22	(0.14)	0.08	(0.25)	4.38	1.86		1,001,546	1.01		1.01		5.00		110
Year ended 02/28/14	4.47	0.25	0.09	0.34	(0.26)	4.55	7.78		1,082,201	0.95		0.97		5.60		76
Year ended 02/28/13	4.23	0.26	0.23	0.49	(0.25)	4.47	12.02		1,122,186	0.88		0.98		5.98		54
Year ended 02/29/12	4.33	0.29	(0.09)	0.20	(0.30)	4.23	4.89		964,405	0.90		1.01		6.93		65
Year ended 02/28/11	4.03	0.31	0.30	0.61	(0.31)	4.33	15.73		532,779	0.99		1.04		7.36		91
Class B
Six months ended 08/31/15	4.39	0.10	(0.23)	(0.13)	(0.10)	4.16	(2.98)		13,277	1.76	(e)	1.76	(e)	4.52	(e)	46
Year ended 02/28/15	4.56	0.19	(0.14)	0.05	(0.22)	4.39	1.11		17,576	1.76		1.76		4.25		110
Year ended 02/28/14	4.48	0.22	0.08	0.30	(0.22)	4.56	6.98		26,840	1.70		1.72		4.85		76
Year ended 02/28/13	4.24	0.23	0.23	0.46	(0.22)	4.48	11.18		36,049	1.63		1.73		5.23		54
Year ended 02/29/12	4.34	0.25	(0.09)	0.16	(0.26)	4.24	4.11		44,904	1.65		1.76		6.18		65
Year ended 02/28/11	4.04	0.28	0.30	0.58	(0.28)	4.34	14.86		37,460	1.74		1.79		6.61		91
Class C
Six months ended 08/31/15	4.37	0.10	(0.22)	(0.12)	(0.10)	4.15	(2.77)		97,514	1.76	(e)	1.76	(e)	4.52	(e)	46
Year ended 02/28/15	4.54	0.19	(0.14)	0.05	(0.22)	4.37	1.08		119,299	1.76		1.76		4.25		110
Year ended 02/28/14	4.46	0.22	0.08	0.30	(0.22)	4.54	6.99		129,599	1.70		1.72		4.85		76
Year ended 02/28/13	4.22	0.23	0.23	0.46	(0.22)	4.46	11.21		121,940	1.63		1.73		5.23		54
Year ended 02/29/12	4.32	0.25	(0.09)	0.16	(0.26)	4.22	4.10		114,854	1.65		1.76		6.18		65
Year ended 02/28/11	4.02	0.28	0.30	0.58	(0.28)	4.32	14.90		75,278	1.74		1.79		6.61		91
Class Y
Six months ended 08/31/15	4.39	0.12	(0.22)	(0.10)	(0.12)	4.17	(2.25)		82,160	0.76	(e)	0.76	(e)	5.52	(e)	46
Year ended 02/28/15	4.56	0.23	(0.14)	0.09	(0.26)	4.39	2.12		202,304	0.76		0.76		5.25		110
Year ended 02/28/14	4.48	0.26	0.09	0.35	(0.27)	4.56	8.04		98,559	0.70		0.72		5.85		76
Year ended 02/28/13	4.24	0.27	0.23	0.50	(0.26)	4.48	12.28		56,459	0.63		0.73		6.23		54
Year ended 02/29/12	4.34	0.30	(0.09)	0.21	(0.31)	4.24	5.16		45,730	0.65		0.76		7.18		65
Year ended 02/28/11	4.04	0.32	0.30	0.62	(0.32)	4.34	16.00		35,235	0.74		0.79		7.61		91
Investor Class
Six months ended 08/31/15	4.38	0.12	(0.22)	(0.10)	(0.12)	4.16	(2.37	)(f)	122,329	1.00	(e)(f)	1.00	(e)(f)	5.28	(e)(f)	46
Year ended 02/28/15	4.56	0.23	(0.16)	0.07	(0.25)	4.38	1.64	(f)	132,140	0.96	(f)	0.96	(f)	5.05	(f)	110
Year ended 02/28/14	4.47	0.25	0.10	0.35	(0.26)	4.56	8.01		143,961	0.95		0.97		5.60		76
Year ended 02/28/13	4.23	0.25	0.24	0.49	(0.25)	4.47	12.05		152,690	0.88		0.98		5.98		54
Year ended 02/29/12	4.33	0.29	(0.09)	0.20	(0.30)	4.23	4.90		121,909	0.87		0.98		6.96		65
Year ended 02/28/11	4.03	0.31	0.30	0.61	(0.31)	4.33	15.73		134,144	0.99		1.04		7.36		91
Class R5
Six months ended 08/31/15	4.37	0.12	(0.22)	(0.10)	(0.12)	4.15	(2.24)		102,225	0.68	(e)	0.68	(e)	5.60	(e)	46
Year ended 02/28/15	4.55	0.24	(0.15)	0.09	(0.27)	4.37	1.96		105,163	0.68		0.68		5.33		110
Year ended 02/28/14	4.46	0.26	0.10	0.36	(0.27)	4.55	8.33		92,063	0.66		0.67		5.89		76
Year ended 02/28/13	4.22	0.26	0.24	0.50	(0.26)	4.46	12.30		88,825	0.64		0.66		6.22		54
Year ended 02/29/12	4.32	0.30	(0.09)	0.21	(0.31)	4.22	5.21		110,212	0.64		0.68		7.19		65
Year ended 02/28/11	4.02	0.32	0.31	0.63	(0.33)	4.32	16.17		82,411	0.64		0.64		7.71		91
Class R6
Six months ended 08/31/15	4.37	0.12	(0.21)	(0.09)	(0.13)	4.15	(2.19)		124,734	0.58	(e)	0.58	(e)	5.70	(e)	46
Year ended 02/28/15	4.55	0.24	(0.15)	0.09	(0.27)	4.37	2.04		112,713	0.60		0.60		5.41		110
Year ended 02/28/14	4.46	0.27	0.09	0.36	(0.27)	4.55	8.41		85,515	0.59		0.59		5.96		76
Year ended 02/28/13(g)	4.36	0.12	0.10	0.22	(0.12)	4.46	4.99		59,796	0.58	(h)	0.59	(h)	6.28	(h)	54

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the years ended February 29, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 28, 2014, the portfolio turnover calculation excludes the value of securities purchased of $140,432,096 and sold of $41,706,922 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Yield Securities Fund into the Fund. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $458,469,251 and sold of $101,690,878 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen High Yield Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $924,800, $15,470, $112,345, $148,847, $128,578, $104,821 and $119,963 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.20% for the six months ended August 31, 2015 and the year ended February 28, 2015.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

27                         Invesco High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$976.20	$5.02	$1,020.06	$5.13	1.01%
B	1,000.00	970.20	8.72	1,016.29	8.92	1.76
C	1,000.00	972.30	8.73	1,016.29	8.92	1.76
Y	1,000.00	976.30	4.97	1,020.11	5.08	1.00
Investor	1,000.00	977.50	3.78	1,021.32	3.86	0.76
R5	1,000.00	977.60	3.38	1,021.72	3.46	0.68
R6	1,000.00	978.10	2.88	1,022.22	2.95	0.58

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

28                         Invesco High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco High Yield Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High Yield Bond Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

29                         Invesco High Yield Fund

below the performance of the Index for the one and five year periods and above the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of a mutual fund sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the

Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

30                         Invesco High Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519 HYI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015

Invesco Limited Maturity Treasury Fund
Nasdaq:
A: LMTAX ¡ A2: SHTIX ¡ Y: LMTYX ¡ R5: ALMIX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
5 Financial Statements
7 Notes to Financial Statements
12 Financial Highlights
13 Fund Expenses
14 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.01%
Class A2 Shares	0.01
Class Y Shares	0.01
Class R5 Shares	-0.07
Barclays U.S. Aggregate Index▼ (Broad Market Index)	-0.68
Barclays 1-2 Year U.S. Government Bond Index▼ (Style-Specific Index)	0.26
Lipper Short U.S. Treasury Funds Classification Average■ (Peer Group)	0.47
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Barclays 1-2 Year U.S. Government Bond Index is an unmanaged index considered representative of US Treasury and government agency issues with maturities of one to two years.

The Lipper Short U.S. Treasury Funds Classification Average represents an average of all of the funds in the Lipper Short U.S. Treasury Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y and Class R5 shares was 0.92%, 0.82%, 0.67% and 0.59%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges
Class A Shares
Inception (10/31/02)	1.24%
10 Years	1.36
5 Years	-0.46
1 Year	-2.49

Class A2 Shares
Inception (12/15/87)	4.02%
10 Years	1.56
5 Years	-0.16
1 Year	-1.10

Class Y Shares
10 Years	1.71%
5 Years	0.08
1 Year	-0.06

Class R5 Shares
Inception (7/13/87)	4.28%
10 Years	1.83
5 Years	0.09
1 Year	-0.04

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end,including maximum applicable sales charges
Class A Shares
Inception (10/31/02)	1.26%
10 Years	1.39
5 Years	-0.39
1 Year	-2.58

Class A2 Shares
Inception (12/15/87)	4.05%
10 Years	1.61
5 Years	-0.06
1 Year	-1.00

Class Y Shares
10 Years	1.75%
5 Years	0.19
1 Year	0.05

Class R5 Shares
Inception (7/13/87)	4.31%
10 Years	1.87
5 Years	0.19
1 Year	-0.03

2                         Invesco  Limited Maturity Treasury Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the
Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

PhilipTaylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

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Sincerely,

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3                     Invesco Limited Maturity Treasury Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–102.43%
U.S. Treasury Notes–102.43%
U.S. Treasury Notes	0.50%	08/31/16	$2,250	$2,251,518
U.S. Treasury Notes	1.00%	08/31/16	4,090	4,112,571
U.S. Treasury Notes	0.50%	09/30/16	7,270	7,274,935
U.S. Treasury Notes	0.38%	10/31/16	1,575	1,572,876
U.S. Treasury Notes	1.00%	10/31/16	3,900	3,922,774
U.S. Treasury Notes	0.50%	11/30/16	1,575	1,574,606
U.S. Treasury Notes	0.88%	11/30/16	4,550	4,569,478
U.S. Treasury Notes	0.63%	12/31/16	1,275	1,276,280
U.S. Treasury Notes	0.50%	01/31/17	8,440	8,431,361
U.S. Treasury Notes	0.50%	02/28/17	1,165	1,163,266
U.S. Treasury Notes	0.50%	03/31/17	7,475	7,460,402
U.S. Treasury Notes	0.50%	04/30/17	8,305	8,283,625
U.S. Treasury Notes	0.63%	05/31/17	6,020	6,013,937
U.S. Treasury Notes	0.63%	06/30/17	6,450	6,441,514
U.S. Treasury Notes	0.63%	07/31/17	4,015	4,009,107
U.S. Treasury Notes	0.63%	08/31/17	4,250	4,241,018
				72,599,268

U.S. Treasury Bills–0.00%
U.S. Treasury Bills(a)	0.00%	05/26/16	1	998
U.S. Treasury Bills(a)	0.00%	05/26/16	1	998
				1,996
TOTAL INVESTMENTS–102.43% (Cost $72,603,467)				72,601,264
OTHER ASSETS LESS LIABILITIES–(2.43)%				(1,722,358)
NET ASSETS–100.00%				$70,878,906

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

Portfolio Composition

By U.S. Treasuries

as of August 31, 2015

Maturity Date	Coupon Rate	% of Total Net Assets
05/26/16	0.00%	0.00%
08/31/16	0.50	3.18
08/31/16	1.00	5.80
09/30/16	0.50	10.26
10/31/16	0.38	2.22
10/31/16	1.00	5.53
11/30/16	0.50	2.22
11/30/16	0.88	6.45
12/31/16	0.63	1.80
01/31/17	0.50	11.90
02/28/17	0.50	1.64
03/31/17	0.50	10.53
04/30/17	0.50	11.69
05/31/17	0.63	8.48
06/30/17	0.63	9.09
07/31/17	0.63	5.66
08/31/17	0.63	5.98
Other Assets Less Liabilities		(2.43)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Limited Maturity Treasury Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $72,603,467)	$72,601,264
Cash	14,365
Receivable for:
Investments sold	4,253,379
Fund shares sold	333,652
Interest	96,078
Fund expenses absorbed	11,556
Investment for trustee deferred compensation and retirement plans	102,724
Other assets	28,404
Total assets	77,441,422

Liabilities:
Payable for:
Investments purchased	4,241,606
Fund shares reacquired	2,135,589
Dividends	385
Accrued fees to affiliates	38,605
Accrued trustees’ and officers’ fees and benefits	3,021
Accrued other operating expenses	29,568
Trustee deferred compensation and retirement plans	113,742
Total liabilities	6,562,516
Net assets applicable to shares outstanding	$70,878,906

Net assets consist of:
Shares of beneficial interest	$71,133,554
Undistributed net investment income	(72,801)
Undistributed net realized gain (loss)	(179,644)
Net unrealized appreciation (depreciation)	(2,203)
$70,878,906

Net Assets:
Class A	$36,959,842
Class A2	$26,592,802
Class Y	$6,658,412
Class R5	$667,850

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,548,475
Class A2	2,552,485
Class Y	639,042
Class R5	64,063
Class A:
Net asset value per share	$10.42
Maximum offering price per share
(Net asset value of $10.42 ÷ 97.50%)	$10.69
Class A2:
Net asset value per share	$10.42
Maximum offering price per share
(Net asset value of $10.42 ÷ 99.00%)	$10.53
Class Y:
Net asset value and offering price per share	$10.42
Class R5:
Net asset value and offering price per share	$10.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Limited Maturity Treasury Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$210,878

Expenses:
Advisory fees	72,643
Administrative services fees	25,137
Distribution fees:
Class A	43,799
Class A2	20,656
Transfer agent fees — A, A2 and Y	65,605
Transfer agent fees — R5	1,816
Trustees’ and officers’ fees and benefits	9,808
Registration and filing fees	26,776
Other	21,250
Total expenses	287,490
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(80,981)
Net expenses	206,509
Net investment income	4,369

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	75,299
Futures contracts	1,507
76,806
Change in net unrealized appreciation (depreciation) of investment securities	(104,307)
Net realized and unrealized gain (loss)	(27,501)
Net increase (decrease) in net assets resulting from operations	$(23,132)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Limited Maturity Treasury Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$4,369	$41,045
Net realized gain (loss)	76,806	(78,909)
Change in net unrealized appreciation (depreciation)	(104,307)	(110,872)
Net increase (decrease) in net assets resulting from operations	(23,132)	(148,736)

Distributions to shareholders from net investment income:
Class A	(1,706)	(14,650)
Class A2	(1,298)	(16,421)
Class Y	(351)	(4,964)
Class R5	(1,004)	(4,795)
Total distributions from net investment income	(4,359)	(40,830)

Share transactions–net:
Class A	3,824,578	(8,389,883)
Class A2	(1,609,361)	(5,952,541)
Class Y	(1,382,984)	1,496,217
Class R5	(3,749,659)	(860,440)
Net increase (decrease) in net assets resulting from share transactions	(2,917,426)	(13,706,647)
Net increase (decrease) in net assets	(2,944,917)	(13,896,213)

Net assets:
Beginning of period	73,823,823	87,720,036
End of period (includes undistributed net investment income of $(72,801) and $(72,811), respectively)	$70,878,906	$73,823,823

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Limited Maturity Treasury Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of four different classes of shares: Class A, Class A2, Class Y and Class R5. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y and Class R5 shares are sold at net asset value.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

7                         Invesco Limited Maturity Treasury Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into

8                         Invesco Limited Maturity Treasury Fund

an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.20%
Over $500 million	0.175%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.20%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y and Class R5 shares to 1.50%, 1.40%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $64,455 and reimbursed class level expenses of $8,277, $6,506, $1,520 and $17 of Class A, Class A2, Class Y and Class R5 shares, respectively, in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class A2, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $125 in front-end sales commissions from the sale of Class A shares. Also, $2,168 from Class A2 for CDSC was imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

9                         Invesco Limited Maturity Treasury Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Derivative Investments

Effect of Derivative Investments for the six months ended August 31, 2015:

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures Contracts
Realized Gain:
Interest rate risk	$1,507
Change in Net Unrealized Appreciation:
Interest rate risk	—
Total	$1,507

The table below summarizes the one month average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$1,971,563

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $206.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

10                         Invesco Limited Maturity Treasury Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$179,450	$—	$179,450

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the six months ended August 31, 2015 was $46,667,248 and $44,823,758, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,191
Aggregate unrealized (depreciation) of investment securities	(43,170)
Net unrealized appreciation (depreciation) of investment securities	$(9,979)

Cost of investments for tax purposes is $72,611,243.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	1,461,099	$15,229,108	2,050,793	$21,383,300
Class A2	18,591	194,302	50,388	525,563
Class Y	114,000	1,188,210	344,700	3,593,123
Class R5	86,826	904,786	94,528	986,437

Issued as reinvestment of dividends:
Class A	134	1,391	1,316	13,729
Class A2	103	1,077	1,360	14,181
Class Y	28	293	451	4,703
Class R5	79	820	395	4,128

Reacquired:
Class A	(1,094,286)	(11,405,921)	(2,856,292)	(29,786,912)
Class A2	(173,115)	(1,804,740)	(622,645)	(6,492,285)
Class Y	(246,802)	(2,571,487)	(201,562)	(2,101,609)
Class R5	(446,291)	(4,655,265)	(177,329)	(1,851,005)
Net increase (decrease) in share activity	(279,634)	$(2,917,426)	(1,313,897)	$(13,706,647)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11                         Invesco Limited Maturity Treasury Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/15	$10.42	$0.00	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$10.42	0.01%	$36,960	0.57	%(d)	0.87	%(d)	0.01	%(d)	63%
Year ended 02/28/15	10.44	0.00	(0.02)	(0.02)	(0.00)	—	(0.00)	10.42	(0.15)	33,150	0.58		0.92		0.04		106
Year ended 02/28/14	10.47	0.00	(0.02)	(0.02)	(0.01)	(0.00)	(0.01)	10.44	(0.20)	41,627	0.50		0.83		0.02		136
Year ended 02/28/13	10.47	0.01	0.00	0.01	(0.00)	(0.01)	(0.01)	10.47	0.13	42,300	0.48		0.78		0.04		58
Year ended 02/29/12	10.47	0.00	0.06	0.06	(0.01)	(0.05)	(0.06)	10.47	0.54	53,625	0.50		0.75		0.03		138
Year ended 02/28/11	10.52	0.01	0.04	0.05	(0.01)	(0.09)	(0.10)	10.47	0.43	60,707	0.67		0.72		0.10		144
Class A2
Six months ended 08/31/15	10.42	0.00	(0.00)	0.00	(0.00)	—	(0.00)	10.42	0.01	26,593	0.57	(d)	0.77	(d)	0.01	(d)	63
Year ended 02/28/15	10.45	0.00	(0.03)	(0.03)	(0.00)	—	(0.00)	10.42	(0.23)	28,213	0.57		0.82		0.05		106
Year ended 02/28/14	10.47	0.00	(0.01)	(0.01)	(0.01)	(0.00)	(0.01)	10.45	(0.10)	34,242	0.50		0.73		0.02		136
Year ended 02/28/13	10.47	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.47	0.15	43,807	0.46		0.68		0.06		58
Year ended 02/29/12	10.47	0.00	0.06	0.06	(0.01)	(0.05)	(0.06)	10.47	0.54	55,291	0.50		0.65		0.03		138
Year ended 02/28/11	10.52	0.01	0.04	0.05	(0.01)	(0.09)	(0.10)	10.47	0.49	68,724	0.60		0.62		0.17		144
Class Y
Six months ended 08/31/15	10.42	0.00	(0.00)	0.00	(0.00)	—	(0.00)	10.42	0.01	6,658	0.57	(d)	0.62	(d)	0.01	(d)	63
Year ended 02/28/15	10.45	0.01	(0.03)	(0.02)	(0.01)	—	(0.01)	10.42	(0.21)	8,045	0.55		0.67		0.07		106
Year ended 02/28/14	10.47	0.00	(0.01)	(0.01)	(0.01)	(0.00)	(0.01)	10.45	(0.08)	6,563	0.48		0.58		0.04		136
Year ended 02/28/13	10.47	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.47	0.19	9,956	0.42		0.53		0.10		58
Year ended 02/29/12	10.47	0.01	0.05	0.06	(0.01)	(0.05)	(0.06)	10.47	0.59	16,135	0.46		0.50		0.07		138
Year ended 02/28/11	10.52	0.03	0.04	0.07	(0.03)	(0.09)	(0.12)	10.47	0.62	15,057	0.47		0.47		0.30		144
Class R5
Six months ended 08/31/15	10.43	0.00	(0.01)	(0.01)	(0.00)	—	(0.00)	10.42	(0.07)	668	0.53	(d)	0.53	(d)	0.05	(d)	63
Year ended 02/28/15	10.45	0.01	(0.02)	(0.01)	(0.01)	—	(0.01)	10.43	(0.09)	4,416	0.52		0.59		0.10		106
Year ended 02/28/14	10.48	0.00	(0.02)	(0.02)	(0.01)	(0.00)	(0.01)	10.45	(0.16)	5,288	0.46		0.53		0.06		136
Year ended 02/28/13	10.48	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.48	0.20	5,912	0.40		0.49		0.12		58
Year ended 02/29/12	10.48	0.01	0.06	0.07	(0.02)	(0.05)	(0.07)	10.48	0.64	6,937	0.40		0.43		0.13		138
Year ended 02/28/11	10.53	0.04	0.03	0.07	(0.03)	(0.09)	(0.12)	10.48	0.65	7,568	0.41		0.41		0.36		144

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,849, $27,392, $6,432 and $3,611 for Class A, Class A2, Class Y and Class R5 shares, respectively.

NOTE 12–Subsequent Event

At the September 2015 Board meeting, the Board of Trustees approved changes to the Fund’s name, investment objective and principal investment strategies in connection with repositioning the Fund as a short duration Treasury Inflation Protected Securities (TIPS) index fund. Other changes will include a new portfolio management team, new broad based, style specific and peer group indices, and a new expense limitation which, when implemented, will lower the total annual expense ratios of the Fund. The Fund will also offer an additional class of shares, Class R shares. All changes will be effective on or about December 31, 2015.

12                         Invesco Limited Maturity Treasury Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,000.10	$2.87	$1,022.27	$2.90	0.57%
A2	1,000.00	1,000.10	2.87	1,022.27	2.90	0.57
Y	1,000.00	1,000.10	2.87	1,022.27	2.90	0.57
R5	1,000.00	999.30	2.66	1,022.47	2.69	0.53

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

13                         Invesco Limited Maturity Treasury Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Limited Maturity Treasury Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Short U.S. Treasury Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was

14                         Invesco Limited Maturity Treasury Fund

below the performance of the Index for the one year period (there being no three or five year performance data for the Index). The Fund is a pure treasury product and underperforms peers that can invest in asset classes that include mortgage and credit products. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds with investment strategies comparable to those of the Fund.

The Board considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board;

and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

15                         Invesco Limited Maturity Treasury Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 003-39519	LTD-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco Money Market Fund
Nasdaq: Cash Reserve: AIMXX ¡ AX: ACZXX ¡ BX: ACYXX ¡ CX: ACXXX ¡ Investor: INAXX

2 3 4 9 11 16 17 18

Fund Information

Letters to Shareholders

Schedule of Investments

Financial Statements

Notes to Financial Statements

Financial Highlights

Fund Expenses

Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Information

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

Team managed by Invesco Advisers, Inc.

2                         Invesco Money Market Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM)

allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

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3                         Invesco Money Market Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–41.12%
Bank of Montreal(a)	0.21%	09/10/15	$3,400	$3,400,000
Bank of Montreal(a)	0.22%	09/15/15	3,700	3,700,000
Bank of Montreal(a)(b)	0.25%	09/03/15	10,000	10,000,000
Bank of Montreal(a)(b)	0.29%	12/11/15	3,400	3,400,000
Bank of Nova Scotia(a)(b)	0.33%	03/09/16	3,400	3,400,000
Bank of Nova Scotia(a)(b)	0.43%	09/29/16	7,000	7,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.20%	09/08/15	5,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)(b)	0.32%	09/14/15	10,000	10,000,000
BNY Mellon Ltd.	0.07%	09/01/15	62,000	62,000,000
Canadian Imperial Bank of Commerce(a)(b)	0.34%	01/08/16	3,500	3,500,000
China Construction Bank Corp.(a)	0.20%	09/01/15	4,400	4,400,000
China Construction Bank Corp.(a)	0.20%	09/08/15	10,000	10,000,000
Credit Industriel et Commercial(a)	0.15%	09/01/15	18,000	18,000,000
Credit Industriel et Commercial(a)	0.15%	09/02/15	25,000	25,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.31%	10/06/15	5,000	5,000,000
HSBC Bank USA N.A.(a)(b)	0.33%	12/11/15	3,900	3,900,000
HSBC Bank USA N.A.(a)(b)	0.34%	12/18/15	5,000	5,000,000
Industrial & Commercial Bank of China Ltd.(a)	0.19%	09/02/15	5,300	5,300,000
KBC Bank N.V.(a)	0.15%	09/01/15	21,900	21,900,000
Mitsubishi UFJ Trust & Banking Corp.(a)	0.28%	09/21/15	5,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)(b)	0.40%	01/27/16	3,500	3,500,000
Mizuho Bank Ltd.(a)	0.26%	10/01/15	5,000	5,000,000
Mizuho Bank Ltd.(a)	0.27%	09/22/15	5,000	5,000,000
Nordea Bank Finland PLC(a)	0.25%	10/23/15	3,500	3,499,975
Norinchukin Bank (The)(a)	0.24%	10/30/15	19,500	19,500,000
Norinchukin Bank (The)(a)	0.26%	09/14/15	3,900	3,900,000
Oversea-Chinese Banking Corp. Ltd.(a)	0.21%	09/08/15	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	0.21%	10/05/15	3,000	3,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	0.24%	09/18/15	5,000	5,000,000
Rabobank Nederland(a)	0.24%	09/17/15	3,900	3,900,000
Rabobank Nederland(a)(b)	0.33%	02/04/16	10,000	10,000,000
Royal Bank of Canada(a)(b)	0.35%	02/08/16	3,500	3,500,000
Royal Bank of Canada(a)(b)	0.40%	09/02/16	21,000	21,000,000
Skandinaviska Enskilda Banken AB(a)	0.07%	09/01/15	62,000	62,000,000
Standard Chartered Bank(a)(b)	0.36%	01/15/16	5,000	5,000,000
Standard Chartered Bank(a)(b)	0.37%	12/17/15	10,200	10,200,000
Sumitomo Mitsui Banking Corp.(a)	0.26%	09/08/15	6,800	6,800,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.29%	10/13/15	15,000	15,000,000
Svenska Handelsbanken AB(a)	0.06%	09/01/15	62,000	62,000,000
Swedbank AB(a)	0.12%	09/08/15	10,000	10,000,000
Swedbank AB(a)	0.14%	09/01/15	10,900	10,900,000
Toronto-Dominion Bank (The)(a)(b)	0.35%	01/20/16	15,000	15,000,000
Westpac Banking Corp.(a)	0.20%	09/09/15	7,000	7,000,000
Total Certificates of Deposit (Cost $515,599,975)				515,599,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–40.60%(c)
Asset-Backed Securities–Consumer Receivables–3.05%
Barton Capital LLC(b)(d)	0.25%	11/02/15	$2,900	$2,900,000
Old Line Funding, LLC(d)	0.24%	10/01/15	5,000	4,999,000
Old Line Funding, LLC(b)(d)	0.37%	01/12/16	8,000	8,000,000
Old Line Funding, LLC(b)(d)	0.39%	02/16/16	10,000	10,000,000
Old Line Funding, LLC(b)(d)	0.40%	02/22/16	5,000	5,000,000
Thunder Bay Funding, LLC(d)	0.24%	10/01/15	3,600	3,599,280
Thunder Bay Funding, LLC(d)	0.28%	10/13/15	3,700	3,698,791
				38,197,071

Asset-Backed Securities–Fully Supported–1.04%
Fairway Finance Co., LLC (CEP–Bank of Montreal)(a)(b)(d)	0.31%	01/06/16	4,000	4,000,000
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	0.21%	09/09/15	3,000	2,999,860
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	0.24%	10/19/15	6,000	5,998,080
				12,997,940

Asset-Backed Securities–Fully Supported Bank–13.92%
Albion Capital Corp. LLC (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(a)(d)	0.28%	10/21/15	10,000	9,996,111
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.25%	10/08/15	15,000	14,996,146
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.36%	12/14/15	15,400	15,400,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.38%	02/10/16	10,000	10,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.36%	12/11/15	3,900	3,900,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.36%	12/14/15	7,000	7,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.37%	01/08/16	5,000	5,000,000
Concord Minutemen Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/05/15	10,000	9,997,639
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/07/15	2,500	2,499,375
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.24%	10/19/15	5,000	4,998,400
Lexington Parker Capital Co. LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	33,800	33,799,624
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	0.26%	10/13/15	10,000	9,996,967
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)	0.23%	10/02/15	27,000	26,994,652
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.21%	09/21/15	15,000	14,998,250
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	10/01/15	5,000	4,999,125
				174,576,289

Asset-Backed Securities–Multi-Purpose–5.25%
CAFCO, LLC(d)	0.20%	09/10/15	5,000	4,999,750
CAFCO, LLC(d)	0.20%	09/21/15	5,000	4,999,444
Chariot Funding, LLC(d)	0.30%	10/07/15	3,200	3,199,040
Chariot Funding, LLC(d)	0.30%	10/15/15	5,000	4,998,167
CHARTA, LLC(d)	0.20%	09/10/15	15,000	14,999,250
CRC Funding, LLC(d)	0.20%	09/10/15	17,600	17,599,120
Nieuw Amsterdam Receivables Corp.(a)(d)	0.20%	09/02/15	15,000	14,999,917
				65,794,688

Diversified Banks–11.92%
BNP Paribas S.A.(a)	0.25%	09/14/15	10,000	9,999,097
BNP Paribas S.A.(a)	0.25%	10/26/15	20,000	19,992,361
Commonwealth Bank of Australia(a)(d)	0.21%	09/28/15	2,900	2,899,543
Commonwealth Bank of Australia(a)(b)(d)	0.33%	05/13/16	10,000	9,999,203
Commonwealth Bank of Australia(a)(b)(d)	0.36%	03/04/16	25,000	25,000,000
Commonwealth Bank of Australia(a)(b)(d)	0.36%	03/07/16	5,000	5,000,000
DBS Bank Ltd.(a)(d)	0.20%	09/02/15	3,200	3,199,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
DBS Bank Ltd.(a)(d)	0.21%	09/21/15	$3,100	$3,099,638
DBS Bank Ltd.(a)(d)	0.22%	09/24/15	3,200	3,199,550
DBS Bank Ltd.(a)(d)	0.25%	10/23/15	4,400	4,398,411
ING (US) Funding LLC(a)	0.22%	09/14/15	10,000	9,999,206
ING (US) Funding LLC(a)	0.27%	09/18/15	4,100	4,099,477
National Australia Bank Ltd.(a)(d)	0.22%	10/01/15	3,200	3,199,427
National Australia Bank Ltd.(a)(b)(d)	0.34%	01/29/16	10,000	10,000,000
Nordea Bank AB(a)(d)	0.26%	10/23/15	5,300	5,298,010
Nordea Bank AB(a)(d)	0.35%	01/05/16	5,000	4,993,875
Oversea-Chinese Banking Corp. Ltd.(a)	0.21%	09/09/15	4,300	4,299,799
Toronto-Dominion Holdings (USA) Inc.(a)(d)	0.20%	09/28/15	3,200	3,199,520
Toronto-Dominion Holdings (USA) Inc.(a)(d)	0.22%	09/17/15	4,700	4,699,541
Toronto-Dominion Holdings (USA) Inc.(a)(d)	0.30%	10/16/15	4,000	3,998,500
Toronto-Dominion Holdings (USA) Inc.(a)(d)	0.30%	10/19/15	3,200	3,198,720
Toronto-Dominion Holdings (USA) Inc.(a)(d)	0.30%	10/22/15	2,800	2,798,810
United Overseas Bank Ltd.(a)(d)	0.32%	11/17/15	2,900	2,898,015
				149,470,685

Industrial Conglomerates–1.23%
Danaher Corp.(d)	0.27%	10/05/15	15,500	15,496,048

Regional Banks–2.17%
BNZ International Funding Ltd.(a)(d)	0.26%	09/16/15	3,200	3,199,653
BNZ International Funding Ltd.(a)(d)	0.26%	09/21/15	2,900	2,899,581
BNZ International Funding Ltd.(a)(d)	0.27%	09/08/15	3,200	3,199,835
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/18/15	15,000	14,998,584
Mitsubishi UFJ Trust & Banking Corp.(a)(d)	0.27%	09/01/15	2,900	2,900,000
				27,197,653

Specialized Finance–2.02%
CDP Financial Inc.(a)(d)	0.14%	09/23/15	2,000	1,999,829
CDP Financial Inc.(a)(d)	0.20%	09/15/15	10,000	9,999,222
Nederlandse Waterschapsbank N.V.(a)(d)	0.24%	09/04/15	5,000	4,999,900
Nederlandse Waterschapsbank N.V.(a)(d)	0.27%	11/09/15	3,500	3,498,189
Nederlandse Waterschapsbank N.V.(a)(d)	0.35%	01/04/16	4,900	4,894,045
				25,391,185
Total Commercial Paper (Cost $509,121,559)				509,121,559

Variable Rate Demand Notes–5.03%(e)
Credit Enhanced–5.03%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	2,250	2,250,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	0.02%	08/01/35	14,615	14,615,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,100	1,100,000
Burnsville (City of), Minnesota (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.02%	10/15/33	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/38	3,995	3,995,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/39	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Fort Wayne (City of), Indiana (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	08/01/28	$1,320	$1,320,000
Hart Family Holdings LLC; VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.14%	12/01/31	14,500	14,500,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	06/01/37	1,000	1,000,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.04%	12/01/39	945	945,000
King George (County of), Virginia Economic Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(d)(f)	0.03%	09/01/21	1,100	1,100,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(d)(f)	0.25%	01/01/33	3,700	3,700,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/32	1,100	1,100,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–FNMA)	0.10%	11/15/37	5,100	5,100,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	5,190	5,190,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/01/25	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	09/01/15	400	400,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(f)	0.02%	11/01/29	800	800,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.02%	07/15/31	1,750	1,750,000
Total Variable Rate Demand Notes (Cost $63,040,000)				63,040,000

Notes–2.31%
Wells Fargo Bank, N.A.,
Sr. Unsec. Floating Rate Medium-Term Notes(b)	0.40%	09/19/16	10,000	10,000,000
Unsec. Floating Rate Medium-Term Notes(b)	0.40%	09/19/16	19,000	19,000,000
Total Notes (Cost $29,000,000)				29,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.06% (Cost $1,116,761,534)				1,116,761,534

			Repurchase Amount
Repurchase Agreements–10.36%(g)
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $400,001,333 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%-3.75%, 07/31/17-08/15/44)	0.12%	09/01/15	62,000,207	62,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/28/15, maturing value of $40,031,333 (collateralized by Domestic Non-Agency Mortgage-backed securities valued at $44,000,000; 0%, 06/26/23-09/25/57)(h)	0.47%	10/27/15	40,031,333	40,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	27,890,042	27,889,941
Total Repurchase Agreements (Cost $129,889,941)				129,889,941
TOTAL INVESTMENTS(i)(j)–99.42% (Cost $1,246,651,475)				1,246,651,475
OTHER ASSETS LESS LIABILITIES–0.58%				7,282,728
NET ASSETS–100.00%				$1,253,934,203

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FNMA	– Federal National Mortgage Association
GO	– General Obligation

LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding

RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Money Market Fund

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 12.7%; Japan: 10.3%; Canada: 9.5%; France: 5.8%; Australia: 5.8%; other countries less than 5% each: 21.3%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $398,140,821, which represented 31.75% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s Obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of August 31, 2015

1-7	42.9%
8-30	18.5
31-60	17.9
61-90	0.5
91-180	12.1
181+	8.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Money Market Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, excluding repurchase agreements, at cost and value	$1,116,761,534
Repurchase agreements, at cost and value	129,889,941
Total investments, at cost and value	1,246,651,475
Receivable for:
Investments sold	5,000
Fund shares sold	10,487,910
Interest	129,628
Fund expenses absorbed	91,870
Investment for trustee deferred compensation and retirement plans	261,680
Other assets	97,128
Total assets	1,257,724,691

Liabilities:
Payable for:
Fund shares reacquired	2,764,944
Dividends	718
Accrued fees to affiliates	617,904
Accrued trustees’ and officers’ fees and benefits	5,290
Accrued other operating expenses	100,261
Trustee deferred compensation and retirement plans	301,371
Total liabilities	3,790,488
Net assets applicable to shares outstanding	$1,253,934,203

Net assets consist of:
Shares of beneficial interest	$1,253,581,866
Undistributed net investment income	361,349
Undistributed net realized gain (loss)	(9,012)
$1,253,934,203

Net Assets:
Invesco Cash Reserve Shares	$787,971,999
Class AX	$125,375,842
Class B	$19,143,543
Class BX	$2,739,625
Class C	$95,516,120
Class CX	$7,043,355
Class R	$39,849,274
Class Y	$19,070,278
Investor Class	$157,224,167

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Invesco Cash Reserve Shares	787,960,753
Class AX	125,374,057
Class B	19,143,244
Class BX	2,739,584
Class C	95,514,751
Class CX	7,043,254
Class R	39,848,709
Class Y	19,070,038
Investor Class	157,221,986
Net asset value and offering price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Money Market Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$1,294,448

Expenses:
Advisory fees	2,297,705
Administrative services fees	154,583
Custodian fees	4,631
Distribution fees:
Invesco Cash Reserve Shares	547,144
Class AX	97,247
Class B	88,269
Class BX	15,050
Class C	331,752
Class CX	32,738
Class R	81,978
Transfer agent fees	1,503,867
Trustees’ and officers’ fees and benefits	15,574
Other	203,408
Total expenses	5,373,946
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(4,130,610)
Net expenses	1,243,336
Net investment income	51,112
Net realized gain from investment securities	5,934
Net increase in net assets resulting from operations	$57,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Money Market Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$51,112	$713,549
Net realized gain	5,934	3,099
Net increase in net assets resulting from operations	57,046	716,648

Distributions to shareholders from net investment income:
Invesco Cash Reserve Shares	(33,029)	(449,550)
Class AX	(5,462)	(78,667)
Class B	(729)	(15,061)
Class BX	(116)	(2,804)
Class C	(3,275)	(47,114)
Class CX	(267)	(4,536)
Class R	(1,967)	(24,361)
Class Y	(796)	(7,163)
Investor Class	(6,140)	(88,292)
Total distributions from net investment income	(51,781)	(717,548)

Share transactions–net:
Invesco Cash Reserve Shares	41,901,759	(2,657,458)
Class AX	(7,943,852)	(21,461,634)
Class B	(2,396,560)	(13,003,497)
Class BX	(1,310,489)	(3,156,004)
Class C	23,245,025	(10,584,124)
Class CX	(437,942)	(2,148,453)
Class R	(1,229,535)	(3,380,149)
Class Y	4,280,127	1,115,063
Investor Class	10,602,463	(15,374,960)
Net increase (decrease) in net assets resulting from share transactions	66,710,996	(70,651,216)
Net increase (decrease) in net assets	66,716,261	(70,652,116)

Net assets:
Beginning of period	1,187,217,942	1,257,870,058
End of period (includes undistributed net investment income of $361,349 and $362,018, respectively)	$1,253,934,203	$1,187,217,942

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Money Market Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of ten different classes of shares: Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class and Class R5 (not yet commenced). Class AX, Class BX and Class CX shares are closed to new investors. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class C and Class CX shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve Shares, Class AX, Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B and Class BX shares are no longer permitted. Existing shareholders of Class B and Class BX shares may continue to reinvest dividends and capital gains distributions in Class B and Class BX shares, respectively, until they convert to Invesco Cash Reserve Shares and Class AX shares, respectively. Also, shareholders in Class B and Class BX shares will be able to exchange those shares for Class B shares of

11                         Invesco Money Market Fund

other Invesco Funds offering such shares until they convert to Invesco Cash Reserve Shares and Class AX shares. Generally, Class B and Class BX shares will automatically convert to Invesco Cash Reserve Shares and Class AX shares, respectively, on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B and Class BX shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral

12                         Invesco Money Market Fund

consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.40%
Over $1 billion	0.35%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2015, the Adviser waived advisory fees and reimbursed Fund level expenses of $2,931,220 and reimbursed class level expenses of $547,144, $97,247, $88,269, $15,050, $331,752, $32,738 and $81,978 of Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX and Class R shares, respectively, in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve Shares and Class AX shares, 0.90% of the average daily net assets of Class B, Class BX, Class C and Class CX shares and 0.40% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2015, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $5,399, $5,982, $153, $9,637 and $95 from Invesco Cash Reserve Shares, Class B, Class BX, Class C and Class CX shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

13                         Invesco Money Market Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,212.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$8,400	$—	$8,400
February 28, 2017	2,572	—	2,572
February 28, 2018	163	—	163
Not subject to expiration	3,811	—	3,811
	$14,946	$—	$14,946

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

14                         Invesco Money Market Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve Shares	500,961,657	$500,961,657	755,365,976	$755,365,976
Class AX	6,002,240	6,002,240	14,290,288	14,290,288
Class B	4,954,801	4,954,801	9,253,822	9,253,822
Class BX	—	—	36,783	36,783
Class C	43,155,561	43,155,561	59,174,220	59,174,220
Class CX	57,420	57,420	181,494	181,494
Class R	7,163,634	7,163,634	19,033,890	19,033,890
Class Y	12,931,184	12,931,184	19,863,237	19,863,237
Investor Class	40,986,030	40,986,030	85,835,809	85,835,809

Issued as reinvestment of dividends:
Invesco Cash Reserve Shares	30,377	30,377	407,858	407,858
Class AX	5,294	5,294	76,365	76,365
Class B	680	680	14,280	14,280
Class BX	113	113	2,715	2,715
Class C	3,103	3,103	43,381	43,381
Class CX	264	264	4,438	4,438
Class R	1,953	1,953	24,315	24,315
Class Y	764	764	7,077	7,077
Investor Class	6,073	6,073	87,535	87,535

Automatic conversion of Class B shares to Invesco Cash Reserve Shares and Class BX shares to Class AX shares:
Invesco Cash Reserve Shares	3,041,768	3,041,768	7,886,247	7,886,247
Class AX	948,264	948,264	1,879,932	1,879,932
Class B	(3,041,768)	(3,041,768)	(7,886,247)	(7,886,247)
Class BX	(948,264)	(948,264)	(1,879,932)	(1,879,932)

Reacquired:
Invesco Cash Reserve Shares	(462,132,043)	(462,132,043)	(766,317,539)	(766,317,539)
Class AX	(14,899,650)	(14,899,650)	(37,708,219)	(37,708,219)
Class B	(4,310,273)	(4,310,273)	(14,385,352)	(14,385,352)
Class BX	(362,338)	(362,338)	(1,315,570)	(1,315,570)
Class C	(19,913,639)	(19,913,639)	(69,801,725)	(69,801,725)
Class CX	(495,626)	(495,626)	(2,334,385)	(2,334,385)
Class R	(8,395,122)	(8,395,122)	(22,438,354)	(22,438,354)
Class Y	(8,651,821)	(8,651,821)	(18,755,251)	(18,755,251)
Investor Class	(30,389,640)	(30,389,640)	(101,298,304)	(101,298,304)
Net increase (decrease) in share activity	66,710,996	$66,710,996	(70,651,216)	$(70,651,216)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Money Market Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Invesco Cash Reserve Shares
Six months ended 08/31/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.06%	$787,972	0.21	%(c)	0.86	%(c)	0.13	%(c)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	746,067	0.14		0.86		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	748,724	0.14		0.82		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	713,591	0.22		0.86		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	720,425	0.19		0.84		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	656,565	0.29		0.83		0.03
Class AX
Six months ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	125,376	0.21	(c)	0.86	(c)	0.13	(c)
Year ended 02/28/15	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	133,319	0.14		0.86		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	154,781	0.14		0.82		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	186,481	0.22		0.86		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	225,693	0.19		0.84		0.03
Nine months ended 02/28/11(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	292,104	0.28	(e)	0.82	(e)	0.04	(e)
Class B
Six months ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	19,144	0.21	(c)	1.61	(c)	0.13	(c)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	21,540	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	34,544	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,582	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	67,348	0.19		1.59		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	73,517	0.29		1.58		0.03
Class BX
Six months ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	2,740	0.21	(c)	1.61	(c)	0.13	(c)
Year ended 02/28/15	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	4,050	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	7,206	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	13,166	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	22,778	0.19		1.59		0.03
Nine months ended 02/28/11(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	42,803	0.28	(e)	1.57	(e)	0.04	(e)
Class C
Six months ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	95,516	0.21	(c)	1.61	(c)	0.13	(c)
Year ended 02/28/15	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	72,271	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	82,855	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	78,866	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	84,040	0.19		1.59		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	82,567	0.29		1.58		0.03
Class CX
Six months ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	7,043	0.21	(c)	1.61	(c)	0.13	(c)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	7,481	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	9,630	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	12,256	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	16,163	0.19		1.59		0.03
Nine months ended 02/28/11(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	24,785	0.28	(e)	1.57	(e)	0.04	(e)
Class R
Six months ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	39,849	0.21	(c)	1.11	(c)	0.13	(c)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	41,079	0.14		1.11		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	44,459	0.14		1.07		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	46,652	0.22		1.11		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	46,509	0.19		1.09		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	47,227	0.29		1.08		0.03
Class Y
Six months ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	19,070	0.21	(c)	0.71	(c)	0.13	(c)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	14,790	0.14		0.71		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	13,675	0.14		0.67		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	12,567	0.22		0.71		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	12,675	0.19		0.69		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	14,412	0.29		0.68		0.03
Investor Class
Six months ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	157,224	0.21	(c)	0.71	(c)	0.13	(c)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	146,621	0.14		0.71		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	161,996	0.14		0.67		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	172,889	0.22		0.71		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	192,854	0.19		0.69		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	204,974	0.29		0.68		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $725,560, $128,958, $19,509, $3,326, $73,322, $7,236, $40,766, $16,969 and $147,335 for Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y and Investor Class shares, respectively.
(d)	Commencement date of June 7, 2010 for Class AX, Class BX and Class CX shares.
(e)	Annualized.

16                         Invesco Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
Invesco Cash Reserve Shares	$1,000.00	$1,000.00	$1.06	$1,024.08	$1.07	0.21%
AX	1,000.00	1,000.00	1.06	1,024.08	1.07	0.21
B	1,000.00	1,000.00	1.06	1,024.08	1.07	0.21
BX	1,000.00	1,000.00	1.06	1,024.08	1.07	0.21
C	1,000.00	1,000.00	1.06	1,024.08	1.07	0.21
CX	1,000.00	1,000.00	1.06	1,024.08	1.07	0.21
R	1,000.00	1,000.00	1.06	1,024.08	1.07	0.21
Y	1,000.00	1,000.00	1.06	1,024.08	1.07	0.21
Investor	1,000.00	1,000.00	1.06	1,024.08	1.07	0.21

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

17                         Invesco Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Money Market Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Cash Reserve shares of the Fund was in the first quintile of its performance universe for the one, three, and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Cash Reserve shares of the Fund was above the performance of the Index for the

18                         Invesco Money Market Fund

one, three, and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Cash Reserve shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements.

19                         Invesco Money Market Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                     MKT-SAR-1                  Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco Real Estate Fund
Nasdaq: A: IARAX ¡ B: AARBX ¡ C: IARCX ¡ R: IARRX ¡ Y: IARYX Investor: REINX ¡ R5: IARIX ¡ R6: IARFX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

7 Financial Statements

10 Notes to Financial Statements

16 Financial Highlights

17 Fund Expenses

18 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.58%
Class B Shares	-8.93
Class C Shares	-8.92
Class R Shares	-8.69
Class Y Shares	-8.47
Investor Class Shares	-8.60
Class R5 Shares	-8.42
Class R6 Shares	-8.37
S&P 500 Index▼ (Broad Market Index)	-5.32
FTSE NAREIT All Equity REITs Index▼ (Style-Specific Index)	-9.17
Lipper Real Estate Funds Index■ (Peer Group Index)	-8.17
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The FTSE NAREIT All Equity REITs Index is an unmanaged index considered representative of US REITs.

The Lipper Real Estate Funds Index is an unmanaged index considered representative of real estate funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Real Estate Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges

Class A Shares
Inception (12/31/96)	9.13%
10 Years	5.91
5 Years	9.77
1 Year	-6.11

Class B Shares
Inception (3/3/98)	8.81%
10 Years	5.87
5 Years	9.91
1 Year	-6.12

Class C Shares
Inception (5/1/95)	10.07%
10 Years	5.71
5 Years	10.19
1 Year	-2.34

Class R Shares
Inception (4/30/04)	9.44%
10 Years	6.24
5 Years	10.74
1 Year	-0.90

Class Y Shares
10 Years	6.68%
5 Years	11.29
1 Year	-0.43

Investor Class Shares
Inception (9/30/03)	9.90%
10 Years	6.50
5 Years	11.00
1 Year	-0.65

Class R5 Shares
Inception (4/30/04)	10.19%
10 Years	6.97
5 Years	11.45
1 Year	-0.31

Class R6 Shares
10 Years	6.65%
5 Years	11.31
1 Year	-0.19

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/31/96)	9.25%
10 Years	6.31
5 Years	11.66
1 Year	-2.27

Class B Shares
Inception (3/3/98)	8.93%
10 Years	6.28
5 Years	11.82
1 Year	-2.28

Class C Shares
Inception (5/1/95)	10.19%
10 Years	6.12
5 Years	12.08
1 Year	1.68

Class R Shares
Inception (4/30/04)	9.64%
10 Years	6.65
5 Years	12.65
1 Year	3.20

Class Y Shares
10 Years	7.09%
5 Years	13.20
1 Year	3.69

Investor Class Shares
Inception (9/30/03)	10.10%
10 Years	6.91
5 Years	12.91
1 Year	3.44

Class R5 Shares
Inception (4/30/04)	10.39%
10 Years	7.39
5 Years	13.37
1 Year	3.81

Class R6 Shares
10 Years	7.05%
5 Years	13.21
1 Year	3.90

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 1.24%, 0.87% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Real Estate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Real Estate Fund

Schedule of Investments(a)

August 31, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.01%
Apartments–15.24%
American Campus Communities, Inc.	701,000	$24,009,250
AvalonBay Communities, Inc.	936,377	154,558,388
Camden Property Trust	482,196	34,732,578
Essex Property Trust, Inc.	235,957	50,641,091
Mid-America Apartment Communities, Inc.	647,019	50,849,223
		314,790,530

Diversified–5.80%
BGP Holdings PLC (Malta) (Acquired 08/06/09; Cost $0)(b)(c)	3,547,941	0
Digital Realty Trust, Inc.	239,537	15,167,483
Equinix, Inc.	284,100	76,641,657
Washington REIT	1,140,400	28,053,840
		119,862,980

Freestanding–2.05%
Realty Income Corp.	949,226	42,420,910

Health Care–11.96%
Care Capital Properties, Inc.(c)	444,669	14,136,012
HCP, Inc.	833,200	30,878,392
Healthcare Realty Trust, Inc.	1,731,726	39,656,525
Healthcare Trust of America, Inc.–Class A	2,317,202	55,636,020
National Health Investors, Inc.	378,500	20,855,350
Ventas, Inc.	1,560,886	85,879,948
		247,042,247

Industrial/Office: Industrial–5.84%
Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500)(b)(c)(d)	6,533	3,455,475
Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $3,554,747) (b)(d)	4,185,000	3,021,574
Prologis, Inc.	2,613,249	99,303,462
Rexford Industrial Realty, Inc.	1,150,200	14,860,584
		120,641,095

Industrial/Office: Office–12.39%
Boston Properties, Inc.	672,785	76,280,363
BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429)(b)(d)	4,646,429	2,892,829
BRCP Realty LP (Acquired 05/29/03-05/29/08; Cost $921,277)(b)	2,789,299	179,818
Cousins Properties, Inc.	4,047,900	37,119,243
Empire State Realty Trust Inc.–Class A	2,882,023	46,717,593
Hudson Pacific Properties Inc.	1,560,754	44,309,806

	Shares	Value
Industrial/Office: Office–(continued)
Kilroy Realty Corp.	746,000	$48,385,560
		255,885,212

Infrastructure–9.16%
American Tower Corp.	1,153,466	106,338,030
Crown Castle International Corp.	818,502	68,254,882
InfraREIT Inc.	516,800	14,563,424
		189,156,336

Lodging-Resorts–6.28%
DiamondRock Hospitality Co.	2,653,752	31,208,124
Hilton Worldwide Holdings Inc.	1,102,253	27,368,942
LaSalle Hotel Properties	492,020	15,478,949
RLJ Lodging Trust	1,030,600	28,382,724
Strategic Hotels & Resorts, Inc.(c)	2,012,400	27,147,276
		129,586,015

Regional Malls–11.22%
Simon Property Group, Inc.	1,160,890	208,170,795
Taubman Centers, Inc.	341,573	23,565,121
		231,735,916

Self Storage Facilities–6.06%
Extra Space Storage Inc.	791,739	58,176,982
Public Storage	333,012	67,025,325
		125,202,307

Shopping Centers–10.58%
Brixmor Property Group, Inc.	2,116,395	48,296,134
Federal Realty Investment Trust	747,740	96,518,279
Retail Opportunity Investments Corp.	2,227,244	35,479,997
Weingarten Realty Investors	1,208,200	38,227,448
		218,521,858

Timber REIT’S–2.43%
Weyerhaeuser Co.	1,796,103	50,183,118
Total Common Stocks & Other Equity Interests (Cost $1,667,772,326)		2,045,028,524

Money Market Funds–1.31%
Liquid Assets Portfolio–Institutional Class, 0.12%(e)	13,541,374	13,541,374
Premier Portfolio–Institutional Class, 0.09%(e)	13,541,373	13,541,373
Total Money Market Funds (Cost $27,082,747)		27,082,747
TOTAL INVESTMENTS–100.32% (Cost $1,694,855,073)		2,072,111,271
OTHER ASSETS LESS LIABILITIES–(0.32)%		(6,702,429)
NET ASSETS–100.00%		$2,065,408,842

Investment Abbreviations:

REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Real Estate Fund

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $9,549,696, which represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80
BRCP Realty II LP	353,571	0.73

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2015.

Portfolio Composition

By property type, based on Net Assets

as of August 31, 2015

Apartments	15.2%
Industrial/Office: Office	12.4
Health Care	12.0
Regional Malls	11.2
Shopping Centers	10.6
Infrastructure	9.2
Lodging-Resorts	6.3
Self Storage Facilities	6.1
Diversified	5.8
Industrial/Office: Industrial	5.8
Timber REIT’S	2.4
Freestanding	2.0
Money Market Funds Plus Other Assets Less Liabilities	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Real Estate Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,667,772,326)	$2,045,028,524
Investments in affiliated money market funds, at value and cost	27,082,747
Total investments, at value (Cost $1,694,855,073)	2,072,111,271
Cash	1,381,159
Foreign currencies, at value (Cost $231)	237
Receivable for:
Investments sold	5,739,408
Fund shares sold	3,034,435
Dividends	855,759
Investment for trustee deferred compensation and retirement plans	301,459
Other assets	82,767
Total assets	2,083,506,495

Liabilities:
Payable for:
Investments purchased	10,871,162
Fund shares reacquired	5,284,452
Accrued fees to affiliates	1,495,691
Accrued trustees’ and officers’ fees and benefits	4,480
Accrued other operating expenses	91,523
Trustee deferred compensation and retirement plans	350,345
Total liabilities	18,097,653
Net assets applicable to shares outstanding	$2,065,408,842

Net assets consist of:
Shares of beneficial interest	$1,442,707,569
Undistributed net investment income	21,473,789
Undistributed net realized gain	223,971,282
Net unrealized appreciation	377,256,202
$2,065,408,842

Net Assets:
Class A	$1,100,935,405
Class B	$6,694,462
Class C	$133,963,030
Class R	$110,276,417
Class Y	$188,015,709
Investor Class	$44,533,262
Class R5	$374,349,733
Class R6	$106,640,824

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	44,752,277
Class B	272,482
Class C	5,472,631
Class R	4,479,700
Class Y	7,642,216
Investor Class	1,813,974
Class R5	15,214,847
Class R6	4,334,804
Class A:
Net asset value per share	$24.60
Maximum offering price per share
(Net asset value of $24.60 ÷ 94.50%)	$26.03
Class B:
Net asset value and offering price per share	$24.57
Class C:
Net asset value and offering price per share	$24.48
Class R:
Net asset value and offering price per share	$24.62
Class Y:
Net asset value and offering price per share	$24.60
Investor Class:
Net asset value and offering price per share	$24.55
Class R5:
Net asset value and offering price per share	$24.60
Class R6:
Net asset value and offering price per share	$24.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Real Estate Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Dividends	$37,544,201
Dividends from affiliated money market funds	11,039
Total investment income	37,555,240

Expenses:
Advisory fees	8,549,048
Administrative services fees	245,775
Custodian fees	12,982
Distribution fees:
Class A	1,559,024
Class B	40,615
Class C	767,555
Class R	327,318
Investor Class	71,309
Transfer agent fees — A, B, C, R, Y and Investor	1,995,626
Transfer agent fees — R5	216,285
Transfer agent fees — R6	5,476
Trustees’ and officers’ fees and benefits	21,071
Other	162,404
Total expenses	13,974,488
Less: Fees waived	(25,282)
Net expenses	13,949,206
Net investment income	23,606,034

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	180,500,093
Foreign currencies	(12)
180,500,081
Change in net unrealized appreciation (depreciation) of:
Investment securities	(408,139,668)
Foreign currencies	156
(408,139,512)
Net realized and unrealized gain (loss)	(227,639,431)
Net increase (decrease) in net assets resulting from operations	$(204,033,397)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$23,606,034	$24,905,601
Net realized gain	180,500,081	125,469,566
Change in net unrealized appreciation (depreciation)	(408,139,512)	296,807,699
Net increase (decrease) in net assets resulting from operations	(204,033,397)	447,182,866

Distributions to shareholders from net investment income:
Class A	(5,267,300)	(10,445,750)
Class B	(3,359)	(16,276)
Class C	(64,890)	(221,026)
Class R	(389,467)	(759,791)
Class Y	(1,149,743)	(1,774,864)
Investor Class	(251,242)	(476,160)
Class R5	(2,620,255)	(5,208,782)
Class R6	(689,865)	(612,719)
Total distributions from net investment income	(10,436,121)	(19,515,368)

Distributions to shareholders from net realized gains:
Class A	—	(51,224,661)
Class B	—	(381,051)
Class C	—	(6,160,595)
Class R	—	(5,573,317)
Class Y	—	(8,458,798)
Investor Class	—	(2,346,699)
Class R5	—	(18,676,902)
Class R6	—	(2,791,788)
Total distributions from net realized gains	—	(95,613,811)

Share transactions-net:
Class A	(148,507,167)	(52,524,758)
Class B	(1,859,019)	(2,580,372)
Class C	(17,173,710)	6,592,611
Class R	(23,758,316)	718,791
Class Y	(17,055,788)	61,986,718
Investor Class	(24,245,222)	13,568,667
Class R5	(51,545,538)	(2,392,458)
Class R6	8,962,932	75,796,604
Net increase (decrease) in net assets resulting from share transactions	(275,181,828)	101,165,803
Net increase (decrease) in net assets	(489,651,346)	433,219,490

Net assets:
Beginning of period	2,555,060,188	2,121,840,698
End of period (includes undistributed net investment income of $21,473,789 and $8,303,876, respectively)	$2,065,408,842	$2,555,060,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Real Estate Fund

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

10                         Invesco Real Estate Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum

11                         Invesco Real Estate Fund

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or

12                         Invesco Real Estate Fund

reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $25,282.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $81,953 in front-end sales commissions from the sale of Class A shares and $568, $1,565 and $5,343 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,062,561,575	$—	$9,549,696	$2,072,111,271

13                         Invesco Real Estate Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2015.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $824,073,858 and $1,050,709,033, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$411,890,541
Aggregate unrealized (depreciation) of investment securities	(50,545,727)
Net unrealized appreciation of investment securities	$361,344,814

Cost of investments for tax purposes is $1,710,766,457.

14                         Invesco Real Estate Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	4,061,361	$106,224,704	13,608,028	$351,844,300
Class B	4,211	112,648	34,468	889,372
Class C	312,528	8,196,432	1,230,054	31,613,934
Class R	448,929	11,799,316	1,445,290	37,290,440
Class Y	1,147,445	30,025,456	4,790,487	122,781,755
Investor Class	108,060	2,866,570	1,166,427	30,128,927
Class R5	2,298,293	60,117,846	7,202,032	184,014,162
Class R6	1,140,242	29,530,273	3,606,196	93,421,576

Issued as reinvestment of dividends:
Class A	184,540	4,899,241	1,975,187	58,596,795
Class B	119	3,075	14,294	370,644
Class C	2,276	58,649	229,806	5,940,740
Class R	14,667	389,466	245,144	6,333,088
Class Y	33,879	900,106	324,034	8,333,726
Investor Class	8,079	214,590	100,593	2,582,488
Class R5	96,800	2,569,543	917,422	23,544,446
Class R6	26,020	689,801	132,027	3,403,980

Automatic conversion of Class B shares to Class A shares:
Class A	37,665	989,771	88,890	2,279,392
Class B	(37,686)	(989,771)	(88,887)	(2,279,392)

Reacquired:
Class A	(9,973,691)	(260,620,883)	(17,920,150)	(465,245,245)
Class B	(37,858)	(984,971)	(61,572)	(1,560,996)
Class C	(983,526)	(25,428,791)	(1,234,585)	(30,962,063)
Class R	(1,376,959)	(35,947,098)	(1,674,824)	(42,904,737)
Class Y	(1,855,337)	(47,981,350)	(2,717,460)	(69,128,763)
Investor Class	(1,040,724)	(27,326,382)	(762,894)	(19,142,748)
Class R5	(4,400,779)	(114,232,927)	(8,181,881)	(209,951,066)
Class R6	(820,822)	(21,257,142)	(811,897)	(21,028,952)
Net increase (decrease) in share activity	(10,602,268)	$(275,181,828)	3,656,229	$101,165,803

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own, in the aggregate, 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Real Estate Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/15	$27.02	$0.26	$(2.57)	$(2.31)	$(0.11)	$—	$(0.11)	$24.60	(8.58)%	$1,100,935	1.24	%(d)	1.24	%(d)	1.96	%(d)	36%
Year ended 02/28/15	23.34	0.26	4.69	4.95	(0.21)	(1.06)	(1.27)	27.02	21.53	1,363,062	1.24		1.24		1.03		23
Year ended 02/28/14	25.21	0.23	1.02	1.25	(0.27)	(2.85)	(3.12)	23.34	6.15	1,229,818	1.25		1.25		0.94		50
Year ended 02/28/13	23.97	0.19	3.26	3.45	(0.10)	(2.11)	(2.21)	25.21	14.90	1,420,236	1.25		1.25		0.76		60
Year ended 02/29/12	23.03	0.17	0.95	1.12	(0.18)	—	(0.18)	23.97	4.93	1,366,743	1.30		1.30		0.74		64
Year ended 02/28/11	17.60	0.17	5.60	5.77	(0.34)	—	(0.34)	23.03	33.11	1,109,689	1.30		1.30		0.88		90
Class B
Six months ended 08/31/15	26.99	0.16	(2.57)	(2.41)	(0.01)	—	(0.01)	24.57	(8.93)	6,694	1.99	(d)	1.99	(d)	1.21	(d)	36
Year ended 02/28/15	23.33	0.07	4.69	4.76	(0.04)	(1.06)	(1.10)	26.99	20.61	9,276	1.99		1.99		0.28		23
Year ended 02/28/14	25.19	0.05	1.02	1.07	(0.08)	(2.85)	(2.93)	23.33	5.35	10,390	2.00		2.00		0.19		50
Year ended 02/28/13	24.03	0.00	3.27	3.27	—	(2.11)	(2.11)	25.19	14.07	15,770	2.00		2.00		0.01		60
Year ended 02/29/12	23.11	0.00	0.95	0.95	(0.03)	—	(0.03)	24.03	4.10	27,132	2.05		2.05		(0.01)		64
Year ended 02/28/11	17.66	0.03	5.62	5.65	(0.20)	—	(0.20)	23.11	32.17	42,219	2.05		2.05		0.13		90
Class C
Six months ended 08/31/15	26.89	0.16	(2.56)	(2.40)	(0.01)	—	(0.01)	24.48	(8.92)	133,963	1.99	(d)	1.99	(d)	1.21	(d)	36
Year ended 02/28/15	23.25	0.07	4.67	4.74	(0.04)	(1.06)	(1.10)	26.89	20.60	165,146	1.99		1.99		0.28		23
Year ended 02/28/14	25.11	0.05	1.02	1.07	(0.08)	(2.85)	(2.93)	23.25	5.37	137,528	2.00		2.00		0.19		50
Year ended 02/28/13	23.97	0.00	3.25	3.25	—	(2.11)	(2.11)	25.11	14.02	151,760	2.00		2.00		0.01		60
Year ended 02/29/12	23.04	0.00	0.96	0.96	(0.03)	—	(0.03)	23.97	4.16	144,927	2.05		2.05		(0.01)		64
Year ended 02/28/11	17.61	0.03	5.60	5.63	(0.20)	—	(0.20)	23.04	32.14	126,377	2.05		2.05		0.13		90
Class R
Six months ended 08/31/15	27.04	0.23	(2.57)	(2.34)	(0.08)	—	(0.08)	24.62	(8.69)	110,276	1.49	(d)	1.49	(d)	1.71	(d)	36
Year ended 02/28/15	23.35	0.20	4.70	4.90	(0.15)	(1.06)	(1.21)	27.04	21.25	145,832	1.49		1.49		0.78		23
Year ended 02/28/14	25.22	0.17	1.01	1.18	(0.20)	(2.85)	(3.05)	23.35	5.85	125,586	1.50		1.50		0.69		50
Year ended 02/28/13	23.98	0.13	3.26	3.39	(0.04)	(2.11)	(2.15)	25.22	14.60	144,909	1.50		1.50		0.51		60
Year ended 02/29/12	23.04	0.11	0.95	1.06	(0.12)	—	(0.12)	23.98	4.65	140,593	1.55		1.55		0.49		64
Year ended 02/28/11	17.61	0.13	5.60	5.73	(0.30)	—	(0.30)	23.04	32.77	137,923	1.55		1.55		0.63		90
Class Y
Six months ended 08/31/15	27.02	0.29	(2.57)	(2.28)	(0.14)	—	(0.14)	24.60	(8.47)	188,016	0.99	(d)	0.99	(d)	2.21	(d)	36
Year ended 02/28/15	23.34	0.33	4.69	5.02	(0.28)	(1.06)	(1.34)	27.02	21.83	224,733	0.99		0.99		1.28		23
Year ended 02/28/14	25.21	0.30	1.01	1.31	(0.33)	(2.85)	(3.18)	23.34	6.40	138,173	1.00		1.00		1.19		50
Year ended 02/28/13	23.97	0.26	3.25	3.51	(0.16)	(2.11)	(2.27)	25.21	15.18	154,464	1.00		1.00		1.01		60
Year ended 02/29/12	23.04	0.22	0.94	1.16	(0.23)	—	(0.23)	23.97	5.15	89,354	1.05		1.05		0.99		64
Year ended 02/28/11	17.60	0.23	5.60	5.83	(0.39)	—	(0.39)	23.04	33.49	73,598	1.05		1.05		1.13		90
Investor Class
Six months ended 08/31/15	26.97	0.26	(2.57)	(2.31)	(0.11)	—	(0.11)	24.55	(8.60)	44,533	1.24	(d)	1.24	(d)	1.96	(d)	36
Year ended 02/28/15	23.30	0.26	4.68	4.94	(0.21)	(1.06)	(1.27)	26.97	21.52	73,852	1.24		1.24		1.03		23
Year ended 02/28/14	25.17	0.23	1.02	1.25	(0.27)	(2.85)	(3.12)	23.30	6.14	52,055	1.25		1.25		0.94		50
Year ended 02/28/13	23.93	0.19	3.26	3.45	(0.10)	(2.11)	(2.21)	25.17	14.92	62,118	1.25		1.25		0.76		60
Year ended 02/29/12	23.01	0.17	0.93	1.10	(0.18)	—	(0.18)	23.93	4.84	58,702	1.30		1.30		0.74		64
Year ended 02/28/11	17.58	0.17	5.60	5.77	(0.34)	—	(0.34)	23.01	33.15	62,354	1.30		1.30		0.88		90
Class R5
Six months ended 08/31/15	27.02	0.31	(2.57)	(2.26)	(0.16)	—	(0.16)	24.60	(8.42)	374,350	0.86	(d)	0.86	(d)	2.34	(d)	36
Year ended 02/28/15	23.35	0.36	4.68	5.04	(0.31)	(1.06)	(1.37)	27.02	21.94	465,368	0.87		0.87		1.40		23
Year ended 02/28/14	25.22	0.33	1.02	1.35	(0.37)	(2.85)	(3.22)	23.35	6.57	403,475	0.88		0.88		1.31		50
Year ended 02/28/13	23.98	0.29	3.26	3.55	(0.20)	(2.11)	(2.31)	25.22	15.33	453,842	0.87		0.87		1.14		60
Year ended 02/29/12	23.04	0.27	0.94	1.21	(0.27)	—	(0.27)	23.98	5.38	382,468	0.86		0.86		1.18		64
Year ended 02/28/11	17.61	0.26	5.60	5.86	(0.43)	—	(0.43)	23.04	33.67	388,557	0.89		0.89		1.29		90
Class R6
Six months ended 08/31/15	27.02	0.32	(2.57)	(2.25)	(0.17)	—	(0.17)	24.60	(8.37)	106,641	0.77	(d)	0.77	(d)	2.43	(d)	36
Year ended 02/28/15	23.34	0.39	4.68	5.07	(0.33)	(1.06)	(1.39)	27.02	22.10	107,792	0.78		0.78		1.49		23
Year ended 02/28/14	25.22	0.35	1.01	1.36	(0.39)	(2.85)	(3.24)	23.34	6.61	24,815	0.79		0.79		1.40		50
Year ended 02/28/13(e)	26.34	0.13	0.91	1.04	(0.05)	(2.11)	(2.16)	25.22	4.41	746	0.77	(f)	0.77	(f)	1.24	(f)	60

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2011, the portfolio turnover calculation excludes the value of securities purchased of $304,395,952 in the effort to regain the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Real Estate Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,240,441, $8,079, $152,677, $130,216, $210,427, $56,737, $430,061 and $108,886 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

16                         Invesco Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$914.20	$5.97	$1,018.90	$6.29	1.24%
B	1,000.00	910.70	9.56	1,015.13	10.08	1.99
C	1,000.00	910.80	9.56	1,015.13	10.08	1.99
R	1,000.00	913.10	7.17	1,017.65	7.56	1.49
Y	1,000.00	915.30	4.77	1,020.16	5.03	0.99
Investor	1,000.00	914.00	5.97	1,018.90	6.29	1.24
R5	1,000.00	915.80	4.14	1,020.81	4.37	0.86
R6	1,000.00	916.30	3.71	1,021.27	3.91	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

17                         Invesco Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Real Estate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the

18                         Invesco Real Estate Fund

performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and its affiliates do not advise other Invesco Funds with investment strategies comparable to those of the Fund, but do sub-advise one other fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that advisory fee rates charged by Invesco Advisers to manage other client accounts tended to be more comparable for real estate funds. Nevertheless, the information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.

The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

19                         Invesco Real Estate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519 REA-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco Short Term Bond Fund
Nasdaq: A: STBAX ¡ C: STBCX ¡ R: STBRX ¡ Y: STBYX ¡ R5: ISTBX ¡ R6: ISTFX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

13 Financial Statements

15 Notes to Financial Statements

24 Financial Highlights

25 Fund Expenses

26 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/18/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.05%
Class C Shares	-0.23
Class R Shares	-0.11
Class Y Shares	0.02
Class R5 Shares	0.19
Class R6 Shares	0.08
Barclays U.S. Aggregate Index▼ (Broad Market Index)	-0.68
Barclays 1-3 Year Government/Credit Index▼ (Style-Specific Index)	0.36
Lipper Short Investment Grade Debt Funds Index■ (Peer Group Index)	0.16

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Barclays 1-3 Year Government/Credit Index is an unmanaged index considered representative of short-term US corporate and government bonds with maturities from one to three years.

    The Lipper Short Investment Grade Debt Funds Index is an unmanaged index considered representative of short investment-grade debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Short Term Bond Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	1.76%
10 Years	1.67
5 Years	1.18
1 Year	-1.91

Class C Shares
Inception (8/30/02)	1.82%
10 Years	1.65
5 Years	1.37
1 Year	0.22

Class R Shares
Inception (4/30/04)	1.72%
10 Years	1.66
5 Years	1.37
1 Year	0.22

Class Y Shares
10 Years	1.99%
5 Years	1.85
1 Year	0.72

Class R5 Shares
Inception (4/30/04)	2.24%
10 Years	2.19
5 Years	1.90
1 Year	0.72

Class R6 Shares
10 Years	1.82%
5 Years	1.71
1 Year	0.84

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	1.81%
10 Years	1.75
5 Years	1.38
1 Year	-1.57

Class C Shares
Inception (8/30/02)	1.88%
10 Years	1.72
5 Years	1.56
1 Year	0.68

Class R Shares
Inception (4/30/04)	1.77%
10 Years	1.72
5 Years	1.56
1 Year	0.56

Class Y Shares
10 Years	2.06%
5 Years	2.07
1 Year	1.06

Class R5 Shares
Inception (4/30/04)	2.29%
10 Years	2.25
5 Years	2.08
1 Year	1.06

Class R6 Shares
10 Years	1.88%
5 Years	1.88
1 Year	1.30

principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.69%, 1.04%, 1.04%, 0.54%, 0.44% and 0.43%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.69%, 1.19%, 1.04%, 0.54%, 0.44% and 0.43%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class C shares have no upfront or contingent deferred sales charge; therefore, performance shown is at net asset value. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2016. See current prospectus for more information.

3                         Invesco Short Term Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.
In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Short Term Bond Fund

Schedule of Investments(a)

August 31, 2015

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–60.60%
Aerospace & Defense–0.23%
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 11/15/16	$2,000,000	$2,052,935

Airlines–1.10%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.00%, 01/31/18(b)	117,474	124,405
Series 2013-2, Class A, Sr. Sec. Global Pass Through Ctfs., 4.95%, 01/15/23	1,275,710	1,364,212
Continental Airlines Pass Through Trust,
Series 2001-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.37%, 12/15/15	24,930	25,429
Series 2009-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 7.25%, 11/10/19	3,253,149	3,694,358
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/19	800,687	826,209
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through 6.88%, 05/07/19(b)	3,673,968	3,983,958
		10,018,571

Apparel Retail–0.36%
L Brands, Inc., Sr. Unsec. Notes, 6.90%, 07/15/17	3,000,000	3,288,750

Asset Management & Custody Banks–0.31%
Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/19	2,784,000	2,780,822

Auto Parts & Equipment–0.15%
Johnson Controls, Inc., Sr. Unsec. Global Notes, 1.40%, 11/02/17	1,350,000	1,339,417

Automobile Manufacturers–3.74%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 2.00%, 08/03/18(b)	5,000,000	4,980,438
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes,
1.68%, 09/08/17	5,000,000	4,964,335
3.16%, 08/04/20	4,050,000	4,055,443
Sr. Unsec. Notes, 3.98%, 06/15/16	3,600,000	3,671,096
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	8,700,000	8,843,550
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes,
3.00%, 09/25/17	2,000,000	2,010,000
3.15%, 01/15/20	2,263,000	2,236,973

	Principal Amount	Value
Automobile Manufacturers–(continued)
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/19(b)	$3,250,000	$3,241,875
		34,003,710

Automotive Retail–0.26%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	2,171,000	2,405,594

Biotechnology–0.36%
Celgene Corp., Sr. Unsec. Global Notes, 2.88%, 08/15/20	3,224,000	3,233,161

Cable & Satellite–2.02%
CCO Safari II, LLC, Sr. Sec. First Lien Notes, 3.58%, 07/23/20(b)	17,019,000	17,000,501
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	1,405,000	1,388,602
		18,389,103

Communications Equipment–1.21%
Harris Corp., Sr. Unsec. Global Notes, 2.00%, 04/27/18	5,000,000	4,976,912
QUALCOMM Inc., Sr. Unsec. Global Notes, 1.40%, 05/18/18	6,070,000	6,011,009
		10,987,921

Construction & Engineering–0.44%
AECOM Global II, LLC/URS Fox US LP, Sr. Unsec. Gtd. Global Notes, 3.85%, 04/01/17	4,000,000	4,022,110

Diversified Banks–6.94%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.05%, 08/23/18	2,700,000	2,783,863
ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.45%, 06/04/20(b)	3,500,000	3,493,256
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,034,488
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	165,000	172,810
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	2,160,000	2,163,882
Series L, Sr. Unsec. Medium-Term Notes, 1.35%, 11/21/16	9,750,000	9,736,199
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,305,714
Citigroup Inc.,
Sr. Unsec. Notes, 2.50%, 09/26/18	7,500,000	7,580,992
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(c)	3,185,000	3,169,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Short Term Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00%(c)	$3,535,000	$3,499,650
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
1.13%, 02/26/16	2,000,000	2,003,136
Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(c)	4,000,000	4,220,000
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	1,390,000	1,355,250
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Notes, 1.70%, 09/25/17(b)	5,000,000	4,994,887
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	3,140,000	3,124,300
Societe Generale S.A. (France), Jr. Unsec. Sub. Notes, 6.00%(b)(c)	1,750,000	1,671,250
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	3,200,000	3,243,571
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,305,000	1,310,756
Wells Fargo & Co., Series K, Jr. Unsec. Sub. Global Notes, 7.98%(c)	4,000,000	4,290,000
		63,153,079

Diversified Capital Markets–0.05%
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25%(b)(c)	486,000	464,130

Diversified Metals & Mining–0.61%
Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.70%, 10/25/17(b)	1,830,000	1,784,036
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Yankee Notes, 4.50%, 01/15/21	4,784,000	3,801,247
		5,585,283

Drug Retail–1.46%
CVS Health Corp.,
Sr. Unsec. Global Notes,
2.80%, 07/20/20	4,545,000	4,596,172
Sr. Unsec. Notes, 1.20%, 12/05/16	2,000,000	2,001,222
Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Global Notes,
1.75%, 11/17/17	4,500,000	4,508,644
2.70%, 11/18/19	2,221,000	2,223,338
		13,329,376

Electric Utilities–0.47%
Exelon Corp., Sr. Unsec. Global Notes, 2.85%, 06/15/20	4,285,000	4,282,442

Gas Utilities–1.08%
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/18(b)	9,212,000	9,832,166

General Merchandise Stores–0.24%
Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	2,240,000	2,203,118

	Principal Amount	Value
Gold–0.54%
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/16	$5,000,000	$4,936,442

Health Care Distributors–0.18%
McKesson Corp., Sr. Unsec. Global. Notes, 1.40%, 03/15/18	1,670,000	1,647,041

Health Care Equipment–1.40%
Becton, Dickinson and Co.,
Sr. Unsec. Global Notes,
1.45%, 05/15/17	1,405,000	1,398,648
Sr. Unsec. Notes, 1.80%, 12/15/17	2,500,000	2,498,831
Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/18	1,700,000	1,712,579
Medtronic, Inc., Sr. Unsec. Gtd. Notes, 2.50%, 03/15/20(b)	2,546,000	2,554,375
Zimmer Biomet Holdings Inc., Sr. Unsec. Global Notes, 2.00%, 04/01/18	4,631,000	4,612,615
		12,777,048

Health Care REIT’s–0.80%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,735,000	1,745,844
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 1.55%, 09/26/16	5,500,000	5,512,113
		7,257,957

Health Care Services–1.10%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes,
1.25%, 06/02/17	5,000,000	4,975,880
2.25%, 06/15/19	2,815,000	2,787,404
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 2.63%, 02/01/20	2,236,000	2,232,472
		9,995,756

Hotels, Resorts & Cruise Lines–1.00%
Carnival Corp., Sr. Unsec. Gtd. Global Notes,
1.20%, 02/05/16	4,415,000	4,420,278
1.88%, 12/15/17	1,285,000	1,284,305
Wyndham Worldwide Corp.,
Sr. Unsec. Notes,
2.95%, 03/01/17	1,000,000	1,010,516
2.50%, 03/01/18	2,385,000	2,376,484
		9,091,583

Industrial Conglomerates–0.34%
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(c)	3,060,000	3,075,300

Industrial Machinery–0.34%
Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes, 2.63%, 05/01/20	950,000	944,837
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	2,000,000	2,147,500
		3,092,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Short Term Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–0.04%
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	$350,000	$352,898

Integrated Telecommunication Services–2.00%
AT&T Inc., Sr. Unsec. Global Notes, 2.45%, 06/30/20	4,158,000	4,079,085
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	233,932
Verizon Communications Inc., Sr. Unsec. Global Notes, 2.50%, 09/15/16	13,715,000	13,914,485
		18,227,502

Internet Retail–0.34%
Amazon.com, Inc., Sr. Unsec. Global Notes, 2.60%, 12/05/19	3,055,000	3,092,786

Internet Software & Services–1.59%
Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 1.63%, 11/28/17(b)	10,000,000	9,899,080
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	1,940,000	1,938,685
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 2.00%, 05/02/17(b)	2,600,000	2,595,368
		14,433,133

Investment Banking & Brokerage–2.37%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/22(b)	4,519,000	4,716,593
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	2,455,000	2,485,687
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	2,135,000	2,368,974
Morgan Stanley, Sr. Unsec. Global Notes,
1.75%, 02/25/16	4,060,000	4,076,658
1.88%, 01/05/18	7,875,000	7,874,240
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	86,557
		21,608,709

Life & Health Insurance–1.81%
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	381,520
Pricoa Global Funding I, Sr. Sec. Notes, 2.20%, 05/16/19(b)	5,965,000	5,953,971
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/18	4,000,000	4,049,258
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 2.95%, 11/01/19(b)	6,000,000	6,048,654
		16,433,403

	Principal Amount	Value
Managed Health Care–0.51%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	$980,000	$1,047,875
UnitedHealth Group Inc., Sr. Unsec. Global Notes,
1.45%, 07/17/17	2,000,000	2,001,749
1.88%, 11/15/16	1,600,000	1,615,646
		4,665,270

Movies & Entertainment–0.30%
Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/18	2,710,000	2,689,202

Multi-Utilities–0.77%
Dominion Gas Holdings LLC, Sr. Unsec. Global Notes, 1.05%, 11/01/16	7,000,000	6,988,520

Office Services & Supplies–0.48%
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/21	3,889,000	4,379,158

Oil & Gas Equipment & Services–0.74%
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/18(b)	6,801,000	6,708,840

Oil & Gas Exploration & Production–1.05%
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	6,000,000	5,452,500
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	1,305,000	1,302,566
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 3.50%, 01/30/23	3,000,000	2,790,901
		9,545,967

Oil & Gas Refining & Marketing–0.84%
Chevron Phillips Chemical Co. LLC, Sr. Unsec. Notes, 1.70%, 05/01/18(b)	6,173,000	6,147,613
Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,518,520
		7,666,133

Oil & Gas Storage & Transportation–0.50%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.55%, 10/15/19	1,120,000	1,115,087
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/20	1,000,000	1,118,095
Western Gas Partners L.P., Sr. Unsec. Notes, 2.60%, 08/15/18	2,350,000	2,343,440
		4,576,622

Other Diversified Financial Services–2.21%
Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.13%, 11/30/19(b)	3,115,996	3,232,846
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes,
1.40%, 04/15/16(b)	2,000,000	2,001,679
2.35%, 10/15/19(b)	2,775,000	2,758,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Short Term Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Hutchison Whampoa International (14) Ltd. (Hong Kong), Sr. Unsec. Gtd. Bonds, 1.63%, 10/31/17(b)	$5,000,000	$4,990,702
USAA Capital Corp., Sr. Unsec. Notes, 2.45%, 08/01/20(b)	2,000,000	2,007,618
Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	5,000,000	5,095,865
		20,086,738

Packaged Foods & Meats–2.81%
Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	7,543,000	7,543,000
General Mills, Inc., Sr. Unsec. Global Notes,
1.40%, 10/20/17	4,400,000	4,384,316
2.20%, 10/21/19	2,555,000	2,548,669
Hershey Co. (The), Sr. Unsec. Global Notes, 1.60%, 08/21/18	7,000,000	7,014,388
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/22	3,834,000	4,097,588
		25,587,961

Pharmaceuticals–5.78%
AbbVie Inc., Sr. Unsec. Global Notes, 1.80%, 05/14/18	9,836,000	9,782,227
Actavis Funding SCS,
Sr. Unsec. Gtd. Global Bonds,
1.30%, 06/15/17	10,000,000	9,916,245
Sr. Unsec. Gtd. Global Notes,
1.85%, 03/01/17	5,464,000	5,471,177
2.35%, 03/12/18	12,500,000	12,506,412
2.45%, 06/15/19	895,000	890,404
3.00%, 03/12/20	3,145,000	3,115,692
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 10/06/17(b)	7,893,000	7,913,676
Perrigo Co. PLC, Sr. Unsec. Gtd. Global Notes, 1.30%, 11/08/16	3,000,000	2,982,865
		52,578,698

Property & Casualty Insurance–0.96%
Suncorp-Metway Ltd. (Australia), Sr. Unsec. Notes, 2.35%, 04/27/20(b)	8,805,000	8,719,389

Regional Banks–3.58%
BB&T Corp., Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/19	1,250,000	1,255,641
Branch Banking & Trust Co.,
Series BKNT, Sr. Unsec. Notes,
1.00%, 04/03/17	3,300,000	3,286,723
2.30%, 10/15/18	10,000,000	10,113,180
Citizens Financial Group, Inc., Jr. Unsec. Sub. Notes, 5.50%(b)(c)	3,900,000	3,817,125
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Bonds, 4.90%(c)	2,000,000	1,890,000
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	844,173

	Principal Amount	Value
Regional Banks–(continued)
PNC Bank, N.A., Series BKNT, Sr. Unsec. Notes, 1.30%, 10/03/16	$6,000,000	$6,018,861
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63%(c)	5,350,000	5,376,750
		32,602,453

Retail REIT’s–0.38%
Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/18(b)	3,500,000	3,486,875

Semiconductors–0.46%
Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/22(b)	4,000,000	4,200,000

Specialized Finance–0.72%
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/19	2,150,000	2,178,962
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	4,295,000	4,347,038
		6,526,000

Specialized REIT’s–0.07%
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	589,574

Specialty Stores–0.16%
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/19	1,370,000	1,436,787

Steel–0.42%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes,
4.50%, 03/01/16	1,000,000	1,010,050
5.25%, 02/25/17	2,000,000	2,065,000
6.13%, 06/01/18	750,000	783,750
		3,858,800

Systems Software–0.27%
Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/17	2,500,000	2,498,622

Technology Hardware, Storage & Peripherals–0.40%
Apple Inc., Sr. Unsec. Global Notes, 1.55%, 02/07/20	3,707,000	3,620,770

Tobacco–0.85%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 2.63%, 01/14/20	1,184,000	1,184,085
B.A.T. International Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 1.85%, 06/15/18(b)	2,200,000	2,206,001
Reynolds American, Inc., Sr. Unsec. Gtd. Global Notes, 2.30%, 06/12/18	4,299,000	4,325,604
		7,715,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Short Term Bond Fund

	Principal Amount	Value
Trading Companies & Distributors–0.44%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.75%, 05/15/17	$4,000,000	$3,990,000

Trucking–0.48%
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes,
2.50%, 03/15/16(b)	2,020,000	2,031,648
3.20%, 07/15/20(b)	2,374,000	2,375,779
		4,407,427

Wireless Telecommunication Services–0.54%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	870,000	878,328
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes,
6.11%, 01/15/20(b)	900,000	1,002,663
4.88%, 08/15/20(b)	245,000	268,340
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)	2,500,000	2,790,625
		4,939,956
Total U.S. Dollar Denominated Bonds and Notes (Cost $552,452,807)		551,459,035

Asset-Backed Securities–23.76%
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,014,786
Apidos Cinco CDO Ltd., Series 2007-CA, Class A1, Floating Rate Pass Through Ctfs., 0.55%, 05/14/20(b)(d)	434,183	430,105
Banc of America Commercial Mortgage Trust,
Series 2006-1, Class AJ, Pass Through Ctfs., 5.46%, 09/10/45	6,300,000	6,362,600
Series 2006-1, Class B, Pass Through Ctfs., 5.49%, 09/10/45	6,300,000	6,370,730
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-6, Class AJ, Variable Rate Pass Through Ctfs., 5.33%, 09/10/47(d)	3,230,000	3,248,057
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.73%, 05/25/34(d)	159,107	159,444
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.10%, 05/15/32(b)(d)	4,080,000	4,055,736
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.40%, 08/25/33(d)	228,487	228,365

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.60%, 03/11/39(d)	$2,651,729	$2,665,336
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.78%, 04/12/38(d)	5,725,000	5,847,106
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.78%, 04/12/38(b)(d)	2,500,000	2,595,423
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	443,779	457,390
BlackRock Senior Income Series IV (Cayman Islands), Series 2006-4A, Class A, Floating Rate Pass Through Ctfs., 0.53%, 04/20/19(b)(d)	1,475,310	1,462,897
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.95%, 08/15/26(b)(d)	3,500,000	3,495,011
Carlyle High Yield Partners VIII, Ltd., Series 2006-8A, Class A2B, Floating Rate Pass Through Ctfs., 0.67%, 05/21/21(b)(d)	4,616,000	4,500,554
Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.71%, 05/21/21(b)(d)	800,000	775,003
Carlyle High Yield Partners X, Ltd., Series 2007-10A, Class A2A, Floating Rate Pass Through Ctfs., 0.50%, 04/19/22(b)(d)	1,620,467	1,591,694
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.60%, 12/15/16(b)(d)	2,300,000	2,302,137
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 0.72%, 07/17/19(d)	4,000,000	3,890,014
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.40%, 02/15/31(b)(d)	5,000,000	4,997,008
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.60%, 06/15/33(b)(d)	5,000,000	4,976,885
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.26%, 08/25/34(d)	788,734	784,502
COA Caerus CLO Ltd., Series 2007-6A, Class A2, Floating Rate Pass Through Ctfs., 1.54%, 12/13/19(b)(d)	1,540,000	1,531,523
Commercial Mortgage Trust,
Series 2005-GG3, Class B, Pass Through Ctfs., 4.89%, 08/10/42	221,955	221,954
Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.35%, 10/13/28(b)(d)	4,700,000	4,686,885
Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.24%, 06/08/16(b)(d)	4,125,000	4,120,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Short Term Bond Fund

	Principal Amount	Value
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 0.47%, 06/25/34(d)	$2,743,699	$2,594,382
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.71%, 09/26/34(b)(d)	117,335	117,651
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A3, Floating Rate Pass Through Ctfs., 0.66%, 04/12/20(b)(d)	3,065,000	2,994,666
Flagship CLO V (Cayman Islands), Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 0.63%, 09/20/19(b)(d)	1,000,000	982,581
Foothill CLO Ltd. (Cayman Islands), Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 1.04%, 02/22/21(b)(d)	2,219,000	2,197,500
Gale Force 3 Clo, Ltd. (Cayman Islands), Series 2007-3A, Class A2, Floating Rate Pass Through Ctfs., 0.53%, 04/19/21(b)(d)	1,798,957	1,763,193
GP Portfolio Trust, Series 20014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.50%, 02/15/27(b)(d)	5,000,000	5,002,277
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.64%, 05/11/21(b)(d)	7,000,000	6,742,962
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,000,000	1,004,882
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 1.90%, 11/15/29(b)(d)	5,002,000	5,028,948
ING Investment Management CLO II, Ltd. (Cayman Islands),
Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.65%, 08/01/20(b)(d)	5,000,000	4,949,262
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 0.71%, 08/01/20(b)(d)	4,032,000	3,953,005
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP6, Class AJ, Pass Through Ctfs., 5.57%, 04/15/43	7,900,000	7,986,217
Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/45	1,800,000	1,848,369
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.74%, 07/26/36(b)(d)	1,696,245	1,702,490
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 1.79%, 04/23/22(b)(d)	2,928,000	2,924,376

	Principal Amount	Value
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.65%, 10/19/20(b)(d)	$3,500,000	$3,411,701
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	4,180,952	4,188,097
Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/38	5,000,000	5,175,317
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	4,200,000	4,262,236
Madison Park Funding II Ltd., Series 2006-2A, Class A1, Floating Rate Pass Through Ctfs., 0.54%, 03/25/20(b)(d)	1,240,009	1,223,978
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 0.74%, 07/20/22(b)(d)	3,730,000	3,597,118
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.21%, 11/25/35(d)	2,217,783	2,177,890
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.37%, 11/14/42(d)	20,994	20,964
Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/44	10,000,000	10,287,330
Series 2015-XLF1, Class A, Floating Rate Pass Through Ctfs., 1.34%, 08/13/16(b)(d)	5,000,000	4,991,303
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs. 2.89%, 07/14/34(b)(d)	4,181,000	4,189,584
RAITF Financial Trust, Series 2015-FL4, Class B, Floating Rate Pass Through Ctfs., 2.49%, 04/15/18(b)(d)	3,409,797	3,425,310
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.54%, 01/26/36(b)(d)	2,165,314	2,179,714
Sequoia Mortgage Trust,
Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/43	3,342,204	3,112,504
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	3,163,644	3,076,550
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/43	4,397,810	4,303,739
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	2,939,640	2,874,188
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/25(b)	1,147,361	1,149,987
Southfork CLO Ltd. (Cayman Islands), Series 2005-1A, Class B, Floating Rate Pass Through Ctfs., 1.35%, 02/01/17(b)(d)	232,948	232,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Short Term Bond Fund

	Principal Amount	Value
Starwood Retail Property Trust, Series 2014, Class C, Floating Rate Pass Through Ctfs., 2.70%, 11/15/27(b)(d)	$5,000,000	$4,998,942
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 2.50%, 11/25/34(d)	1,028,971	1,019,670
Symphony CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.62%, 10/25/20(b)(d)	2,000,000	1,922,078
Vanderbilt Mortgage Finance, Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	15,166	15,308
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 12/15/44(d)	1,433,060	1,436,310
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.49%, 08/25/33(d)	1,185,712	1,221,176
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.55%, 02/15/27(b)(d)	3,500,000	3,464,473
Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/45	5,000,000	5,025,617
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.74%, 07/25/34(d)	929,049	933,399
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.71%, 09/25/34(d)	224,311	230,511
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)	619,253	620,659
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 07/15/46(d)	4,500,000	4,908,083
Total Asset-Backed Securities (Cost $219,143,695)	216,240,851

U.S. Treasury Securities–11.17%
U.S. Treasury Bills–0.08%
0.19%, 05/26/16(e)(f)	55,000	54,883
0.24%, 05/26/16(e)(f)	70,000	69,852
0.29%, 05/26/16(e)(f)	580,000	578,769
	703,504
U.S. Treasury Notes–11.09%
0.63%, 07/31/17	65,738,000	65,641,514
1.00%, 08/15/18	26,764,500	26,725,590
1.63%, 07/31/20	8,577,000	8,607,496
	100,974,600
Total U.S. Treasury Securities (Cost $101,722,794)	101,678,104

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–1.09%
Collateralized Mortgage obligations–0.06%
Fannie Mae REMICs 0.65%, 02/25/47(d)	$157,694	$158,760
Freddie Mac REMICS,
7.50%, 09/15/29	218,006	253,000
1.20%, 12/15/31(d)	62,019	63,667
1.15%, 01/15/32(d)	39,032	40,201
	515,628

Federal Deposit Insurance Co. (FDIC)–0.05%
Federal Deposit Insurance Co., Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes , 0.74%, 02/25/48(b)(d)	445,236	445,409

Federal Home Loan Mortgage Corp. (FHLMC)–0.19%
Pass Through Ctfs.,
7.50%, 06/01/16 to 12/01/16	6,196	6,244
7.00%, 12/01/16 to 10/01/34	677,004	768,927
6.00%, 02/01/17 to 03/01/23	303,241	334,543
8.50%, 02/01/19 to 08/17/26	296,880	334,379
6.50%, 12/01/35	47,130	53,903
Pass Through Ctfs., ARM,
2.02%, 07/01/36(d)	137,013	144,308
2.66%, 02/01/37(d)	32,103	34,479
2.66%, 01/01/38(d)	50,417	54,532
	1,731,315

Federal National Mortgage Association (FNMA)–0.59%
Pass Through Ctfs.,
7.50%, 02/01/16 to 02/01/31	355,731	413,141
7.00%, 08/01/16 to 08/01/36	2,624,687	2,975,713
6.50%, 11/01/16 to 10/01/35	668,535	747,889
8.00%, 12/01/17 to 08/01/32	445,575	470,904
8.50%, 07/01/18 to 07/01/30	264,575	316,049
9.00%, 01/01/30	83,080	95,763
Pass Through Ctfs., ARM,
2.00%, 09/01/19(d)	4,735	4,765
2.34%, 11/01/32(d)	45,170	48,406
2.41%, 05/01/35(d)	211,017	224,606
2.32%, 03/01/38(d)	51,891	55,497
	5,352,733

Government National Mortgage Association (GNMA)–0.20%
Pass Through Ctfs.,
7.00%, 08/15/17 to 06/15/32	179,278	191,951
9.50%, 09/15/17	177	178
6.00%, 06/15/18	112,280	116,682
7.75%, 11/15/19 to 02/15/21	68,752	69,023
6.50%, 07/15/23 to 02/15/34	1,155,774	1,329,967
7.50%, 12/20/25	32,331	38,107
8.50%, 07/20/27	61,772	71,391
	1,817,299
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $8,875,618)		9,862,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Short Term Bond Fund

	Shares	Value
Preferred Stocks–0.61%
Investment Banking & Brokerage–0.28%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	$2,585,100

Regional Banks–0.23%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,058,750

Reinsurance–0.10%
Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	33,000	931,260
Total Preferred Stocks (Cost $5,325,000)	5,575,110

	Principal Amount
Municipal Obligations–0.55%
Florida Hurricane Catastrophe Fund Finance Corp.;
Series 2013 A, RB,
1.30%, 07/01/16	$2,000,000	2,010,240
2.11%, 07/01/18	3,000,000	3,020,340
Total Municipal Obligations (Cost $5,000,000)	5,030,580

	Shares	Value
Money Market Funds–1.84%
Liquid Assets Portfolio–Institutional Class, 0.12%(g)	8,374,990	$8,374,990
Premier Portfolio–Institutional Class, 0.09%(g)	8,374,989	8,374,989
Total Money Market Funds (Cost $16,749,979)		16,749,979
TOTAL INVESTMENTS–99.62% (Cost $909,269,893)		906,596,043
OTHER ASSETS LESS LIABILITIES–0.38%		3,503,078
NET ASSETS–100.00%		$910,099,121

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates

Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust

REMICs	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $286,916,995, which represented 31.53% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2015.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2015

U.S. Dollar Denominated Bonds and Notes	60.6%
Asset-Backed Securities	23.8
U.S. Treasury Securities	11.2
U.S. Government Sponsored Agency Mortgage-Backed Securities	1.1
Preferred Stocks	0.6
Municipal Obligations	0.5
Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Short Term Bond Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $892,519,914)	$889,846,064
Investments in affiliated money market funds, at value and cost	16,749,979
Total investments, at value (Cost $909,269,893)	906,596,043
Cash	27,259
Receivable for:
Variation margin — futures	32,133
Fund shares sold	3,923,004
Dividends and interest	5,199,913
Principal paydowns	1,537
Premiums paid on swap agreements	174,807
Investment for trustee deferred compensation and retirement plans	123,626
Other assets	85,928
Total assets	916,164,250

Liabilities:
Payable for:
Fund shares reacquired	4,952,166
Dividends	179,339
Swaps payable	11,833
Accrued fees to affiliates	470,900
Accrued trustees’ and officers’ fees and benefits	5,612
Accrued other operating expenses	69,687
Trustee deferred compensation and retirement plans	138,811
Unrealized depreciation on swap agreements — OTC	236,781
Total liabilities	6,065,129
Net assets applicable to shares outstanding	$910,099,121

Net assets consist of:
Shares of beneficial interest	$967,799,424
Undistributed net investment income	1,215,067
Undistributed net realized gain (loss)	(55,751,853)
Net unrealized appreciation (depreciation)	(3,163,517)
$910,099,121

Net Assets:
Class A	$359,307,018
Class C	$463,973,570
Class R	$3,687,274
Class Y	$56,703,297
Class R5	$996,445
Class R6	$25,431,517

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	41,905,843
Class C	54,129,787
Class R	429,459
Class Y	6,613,275
Class R5	116,330
Class R6	2,963,541
Class A:
Net asset value per share	$8.57
Maximum offering price per share
(Net asset value of $8.57 ÷ 97.50%)	$8.79
Class C:
Net asset value and offering price per share	$8.57
Class R:
Net asset value and offering price per share	$8.59
Class Y:
Net asset value and offering price per share	$8.57
Class R5:
Net asset value and offering price per share	$8.57
Class R6:
Net asset value and offering price per share	$8.58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Short Term Bond Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$10,603,576
Dividends	155,184
Dividends from affiliated money market funds	9,678
Total investment income	10,768,438

Expenses:
Advisory fees	1,523,720
Administrative services fees	115,954
Custodian fees	12,778
Distribution fees:
Class A	260,157
Class C	1,537,765
Class R	9,422
Transfer agent fees — A, C, R and Y	559,355
Transfer agent fees — R5	119
Transfer agent fees — R6	2,217
Trustees’ and officers’ fees and benefits	10,628
Other	168,842
Total expenses	4,200,957
Less: Fees waived and expenses reimbursed	(373,154)
Net expenses	3,827,803
Net investment income	6,940,635

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(383,180)
Futures contracts	873,656
Swap agreements	(77,974)
412,502
Change in net unrealized appreciation (depreciation) of:
Investment securities	(7,731,594)
Futures contracts	(691,755)
Swap agreements	67,675
(8,355,674)
Net realized and unrealized gain (loss)	(7,943,172)
Net increase (decrease) in net assets resulting from operations	$(1,002,537)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Short Term Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$6,940,635	$14,133,548
Net realized gain (loss)	412,502	(1,234,709)
Change in net unrealized appreciation (depreciation)	(8,355,674)	(3,886,165)
Net increase (decrease) in net assets resulting from operations	(1,002,537)	9,012,674

Distributions to shareholders from net investment income:
Class A	(3,006,017)	(6,140,499)
Class C	(3,298,023)	(7,377,075)
Class R	(26,264)	(53,176)
Class Y	(467,323)	(1,207,187)
Class R5	(9,954)	(43,998)
Class R6	(246,476)	(417,950)
Total distributions from net investment income	(7,054,057)	(15,239,885)

Share transactions–net:
Class A	24,092,431	49,046,093
Class C	(7,719,240)	28,604,514
Class R	52,178	81,115
Class Y	10,071,786	1,832,474
Class R5	(20,696)	(712,788)
Class R6	2,879,612	6,679,251
Net increase in net assets resulting from share transactions	29,356,071	85,530,659
Net increase in net assets	21,299,477	79,303,448

Net assets:
Beginning of period	888,799,644	809,496,196
End of period (includes undistributed net investment income of $1,215,067 and $1,328,489, respectively)	$910,099,121	$888,799,644

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Term Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a

15                         Invesco Short Term Bond Fund

particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

16                         Invesco Short Term Bond Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only

17                         Invesco Short Term Bond Fund

in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

18                         Invesco Short Term Bond Fund

Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.35%
Next $500 million	0.325%
Next $1.5 billion	0.30%
Next $2.5 billion	0.29%
Over $5 billion	0.28%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.34%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75% (after 12b-1 fee waivers), 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $18,285.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Class A shares, 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed, through at least June 30, 2016, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. 12b-1 fees before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the six months ended August 31, 2015, 12b-1 fees incurred for Class C shares were $1,182,896 after fee waivers of $354,869.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $59,004 in

19                         Invesco Short Term Bond Fund

front-end sales commissions from the sale of Class A shares and $28,356 and $9,176 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$22,325,089	$—	$—	$22,325,089
U.S. Treasury Securities	—	101,678,104	—	101,678,104
Corporate Debt Securities	—	551,459,035	—	551,459,035
U.S. Government Sponsored Agency Securities	—	9,862,384	—	9,862,384
Asset-Backed Securities	—	216,240,851	—	216,240,851
Municipal Obligations	—	5,030,580	—	5,030,580
	22,325,089	884,270,954	—	906,596,043
Futures Contracts*	(252,887)	—	—	(252,887)
Swap Agreements*	—	(236,781)	—	(236,781)
Total Investments	$22,072,202	$884,034,173	$—	$906,106,375

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$—	$(236,781)
Interest rate risk:
Futures contracts(b)	15,513	(268,400)
Total	$15,513	$(505,181)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements — OTC.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

20                         Invesco Short Term Bond Fund

Effect of Derivative Investments for the six months ended August 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$(77,974)
Interest rate risk	873,656	—
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	67,675
Interest rate risk	(691,755)	—
Total	$181,901	$(10,299)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$278,625,896	$6,000,000

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	814	December-2015	$177,833,563	$(268,400)
U.S. Treasury 5 Year Notes	Short	23	December-2015	(2,747,063)	6,411
U.S. Treasury 10 Year Notes	Short	677	December-2015	(86,021,313)	9,102
Total Futures Contracts — Interest Rate Risk					$(252,887)

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup, Inc.	Buy	(1.00)%	06/20/2017	0.43%	$6,000,000	$174,807	$(236,781)

(a)	Implied credit spreads represent the current level as of August 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

21                         Invesco Short Term Bond Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2015.

	Gross amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Received
Counterparty			Non-Cash	Cash
Bank of America Merrill Lynch	$174,807	$(174,807)	$—	$—	$—

	Gross amounts of Recognized Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Pledged
Counterparty			Non-Cash	Cash
Bank of America Merrill Lynch	$248,614	$(174,807)	$—	$—	$73,807

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$16,170,361	$—	$16,170,361
February 28, 2017	10,084,651	—	10,084,651
February 28, 2018	24,733,191	—	24,733,191
February 28, 2019	38,154	—	38,154
Not subject to expiration	1,843,044	1,763,460	3,606,504
	$52,869,401	$1,763,460	$54,632,861

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

22                         Invesco Short Term Bond Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $229,326,205 and $192,922,324, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $613,731,475 and $617,837,766, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,612,835
Aggregate unrealized (depreciation) of investment securities	(8,325,679)
Net unrealized appreciation (depreciation) of investment securities	$(2,712,844)

Cost of investments for tax purposes is $909,308,887.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	15,685,457	$135,353,605	24,508,554	$212,741,538
Class C	14,361,749	123,987,698	32,764,199	284,328,986
Class R	100,265	867,829	195,999	1,703,592
Class Y	3,303,337	28,484,320	12,211,981	105,801,057
Class R5	4,619	40,000	83,164	722,744
Class R6	318,721	2,758,460	742,085	6,440,573

Issued as reinvestment of dividends:
Class A	297,976	2,570,617	604,159	5,236,899
Class C	324,268	2,796,520	718,234	6,223,271
Class R	2,958	25,562	5,922	51,412
Class Y	38,782	334,564	97,780	847,675
Class R5	1,089	9,391	4,345	37,726
Class R6	28,536	246,423	48,179	418,003

Reacquired:
Class A	(13,186,624)	(113,831,791)	(19,471,694)	(168,932,344)
Class C	(15,581,428)	(134,503,458)	(30,198,722)	(261,947,743)
Class R	(97,323)	(841,213)	(192,367)	(1,673,889)
Class Y	(2,171,455)	(18,747,098)	(12,100,519)	(104,816,258)
Class R5	(8,112)	(70,087)	(170,811)	(1,473,258)
Class R6	(14,498)	(125,271)	(20,647)	(179,325)
Net increase in share activity	3,408,317	$29,356,071	9,829,841	$85,530,659

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23                         Invesco Short Term Bond Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/15	$8.65	$0.07	$(0.07)	$—	$(0.08)	$—	$(0.08)	$8.57	(0.05)%	$359,307	0.69	%(d)	0.69	%(d)	1.71	%(d)	93%
Year ended 02/28/15	8.71	0.16	(0.05)	0.11	(0.17)	—	(0.17)	8.65	1.24	338,347	0.69		0.69		1.79		250
Year ended 02/28/14	8.75	0.15	(0.04)	0.11	(0.15)	—	(0.15)	8.71	1.25	291,609	0.63		0.67		1.75		278
Year ended 02/28/13	8.68	0.18	0.08	0.26	(0.19)	(0.00)	(0.19)	8.75	2.98	249,685	0.54		0.68		2.01		44
Year ended 02/29/12	8.72	0.21	(0.05)	0.16	(0.20)	—	(0.20)	8.68	1.85	195,146	0.56		0.72		2.39		40
Year ended 02/28/11	8.68	0.21	0.04	0.25	(0.21)	—	(0.21)	8.72	2.87	113,103	0.65		0.80		2.41		48
Class C
Six months ended 08/31/15	8.65	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)	8.57	(0.23)	463,974	1.04	(d)	1.19	(d)	1.36	(d)	93
Year ended 02/28/15	8.71	0.13	(0.05)	0.08	(0.14)	—	(0.14)	8.65	0.88	475,892	1.04		1.19		1.44		250
Year ended 02/28/14	8.74	0.12	(0.03)	0.09	(0.12)	—	(0.12)	8.71	1.01	450,694	0.98		1.17		1.40		278
Year ended 02/28/13	8.68	0.15	0.07	0.22	(0.16)	(0.00)	(0.16)	8.74	2.50	497,135	0.89		1.18		1.66		44
Year ended 02/29/12	8.71	0.18	(0.04)	0.14	(0.17)	—	(0.17)	8.68	1.65	319,379	0.90		1.28		2.05		40
Year ended 02/28/11	8.68	0.19	0.02	0.21	(0.18)	—	(0.18)	8.71	2.49	246,940	0.90		1.55		2.16		48
Class R
Six months ended 08/31/15	8.66	0.06	(0.07)	(0.01)	(0.06)	—	(0.06)	8.59	(0.11)	3,687	1.04	(d)	1.04	(d)	1.36	(d)	93
Year ended 02/28/15	8.72	0.13	(0.05)	0.08	(0.14)	—	(0.14)	8.66	0.88	3,669	1.04		1.04		1.44		250
Year ended 02/28/14	8.76	0.12	(0.04)	0.08	(0.12)	—	(0.12)	8.72	0.90	3,612	0.98		1.02		1.40		278
Year ended 02/28/13	8.69	0.15	0.08	0.23	(0.16)	(0.00)	(0.16)	8.76	2.63	3,447	0.89		1.03		1.66		44
Year ended 02/29/12	8.73	0.18	(0.05)	0.13	(0.17)	—	(0.17)	8.69	1.54	2,975	0.90		1.06		2.05		40
Year ended 02/28/11	8.70	0.19	0.02	0.21	(0.18)	—	(0.18)	8.73	2.49	2,588	0.90		1.05		2.16		48
Class Y
Six months ended 08/31/15	8.65	0.08	(0.08)	—	(0.08)	—	(0.08)	8.57	0.02	56,703	0.54	(d)	0.54	(d)	1.86	(d)	93
Year ended 02/28/15	8.71	0.17	(0.05)	0.12	(0.18)	—	(0.18)	8.65	1.38	47,086	0.54		0.54		1.94		250
Year ended 02/28/14	8.75	0.16	(0.04)	0.12	(0.16)	—	(0.16)	8.71	1.40	45,591	0.48		0.52		1.90		278
Year ended 02/28/13	8.68	0.19	0.08	0.27	(0.20)	(0.00)	(0.20)	8.75	3.14	28,829	0.39		0.53		2.16		44
Year ended 02/29/12	8.72	0.22	(0.04)	0.18	(0.22)	—	(0.22)	8.68	2.04	21,676	0.40		0.56		2.55		40
Year ended 02/28/11	8.69	0.23	0.03	0.26	(0.23)	—	(0.23)	8.72	3.00	12,950	0.40		0.55		2.66		48
Class R5
Six months ended 08/31/15	8.64	0.09	(0.07)	0.02	(0.09)	—	(0.09)	8.57	0.19	996	0.43	(d)	0.43	(d)	1.97	(d)	93
Year ended 02/28/15	8.71	0.18	(0.06)	0.12	(0.19)	—	(0.19)	8.64	1.37	1,026	0.44		0.44		2.04		250
Year ended 02/28/14	8.75	0.17	(0.04)	0.13	(0.17)	—	(0.17)	8.71	1.45	1,761	0.43		0.44		1.95		278
Year ended 02/28/13	8.68	0.19	0.08	0.27	(0.20)	(0.00)	(0.20)	8.75	3.14	2,167	0.39		0.44		2.16		44
Year ended 02/29/12	8.72	0.22	(0.04)	0.18	(0.22)	—	(0.22)	8.68	2.04	6,901	0.40		0.46		2.55		40
Year ended 02/28/11	8.69	0.23	0.03	0.26	(0.23)	—	(0.23)	8.72	3.00	17,481	0.40		0.45		2.66		48
Class R6
Six months ended 08/31/15	8.66	0.09	(0.08)	0.01	(0.09)	—	(0.09)	8.58	0.08	25,432	0.43	(d)	0.43	(d)	1.97	(d)	93
Year ended 02/28/15	8.72	0.18	(0.05)	0.13	(0.19)	—	(0.19)	8.66	1.50	22,779	0.43		0.43		2.05		250
Year ended 02/28/14	8.75	0.17	(0.03)	0.14	(0.17)	—	(0.17)	8.72	1.58	16,230	0.42		0.43		1.96		278
Year ended 02/28/13(e)	8.76	0.08	0.00	0.08	(0.09)	(0.00)	(0.09)	8.75	0.89	5,886	0.40	(f)	0.44	(f)	2.15	(f)	44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $108,844,548 and sold of $18,391,076 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco LIBOR Alpha Fund and Invesco Van Kampen Limited Duration Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $344,991, $470,587, $3,748, $49,330, $987 and $24,474 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

24                         Invesco Short Term Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$999.50	$3.47	$1,021.67	$3.51	0.69%
C	1,000.00	997.70	5.22	1,019.91	5.28	1.04
R	1,000.00	998.90	5.23	1,019.91	5.28	1.04
Y	1,000.00	1,000.20	2.72	1,022.42	2.75	0.54
R5	1,000.00	1,001.90	2.16	1,022.97	2.19	0.43
R6	1,000.00	1,000.80	2.16	1,022.97	2.19	0.43

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

25                         Invesco Short Term Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Short Term Bond Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Short Investment Grade Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

26                         Invesco Short Term Bond Fund

above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

27                         Invesco Short Term Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519 STB-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco U.S. Government Fund
Nasdaq: A: AGOVX ¡ B: AGVBX ¡ C: AGVCX ¡ R: AGVRX ¡ Y: AGVYX ¡ Investor: AGIVX R5: AGOIX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

9 Financial Statements

11 Notes to Financial Statements

20 Financial Highlights

21 Fund Expenses

22 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.31%
Class B Shares	-0.68
Class C Shares	-0.80
Class R Shares	-0.43
Class Y Shares	-0.29
Investor Class Shares	-0.29
Class R5 Shares	-0.13
Barclays U.S. Aggregate Index▼ (Broad Market Index)	-0.68
Barclays U.S. Government Index▼ (Style-Specific Index)	-0.05
Lipper Intermediate U.S. Government Funds Index■ (Peer Group Index)	0.03

Source(s): ▼FactSet Research Systems Inc.; ■ Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Barclays U.S. Government Index is an unmanaged index considered representative of fixed income obligations issued by the US Treasury, government agencies and quasi-federal corporations.

    The Lipper Intermediate U.S. Government Funds Index is an unmanaged index considered representative of intermediate US government funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco U.S. Government Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges
Class A Shares
Inception (4/28/87)	5.24%
10 Years	3.19
5 Years	0.78
1 Year	-2.88

Class B Shares
Inception (9/7/93)	4.06%
10 Years	3.02
5 Years	0.52
1 Year	-4.29

Class C Shares
Inception (8/4/97)	3.47%
10 Years	2.87
5 Years	0.89
1 Year	-0.41

Class R Shares
Inception (6/3/02)	3.42%
10 Years	3.40
5 Years	1.40
1 Year	1.20

Class Y Shares
10 Years	3.83%
5 Years	1.91
1 Year	1.60

Investor Class Shares
Inception (9/30/03)	3.43%
10 Years	3.67
5 Years	1.66
1 Year	1.48

Class R5 Shares
Inception (4/29/05)	4.07%
10 Years	4.10%
5 Years	2.02
1 Year	1.82

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on April 29, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/28/87)	5.25%
10 Years	3.18
5 Years	1.18
1 Year	-2.84

Class B Shares
Inception (9/7/93)	4.06%
10 Years	3.00
5 Years	0.92
1 Year	-4.24

Class C Shares
Inception (8/4/97)	3.49%
10 Years	2.85
5 Years	1.31
1 Year	-0.13

Class R Shares
Inception (6/3/02)	3.42%
10 Years	3.36
5 Years	1.80
1 Year	1.26

Class Y Shares
10 Years	3.81%
5 Years	2.35
1 Year	1.88

Investor Class Shares
Inception (9/30/03)	3.43%
10 Years	3.64
5 Years	2.06
1 Year	1.53

Class R5 Shares
Inception (4/29/05)	4.09%
10 Years	4.08
5 Years	2.45
1 Year	2.10

value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares was 0.96%, 1.71%, 1.71%, 1.21%, 0.71%, 0.92% and 0.60%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco U.S. Government Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco U.S. Government Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage–Backed Securities–38.63%
Collateralized Mortgage Obligations–16.97%
Fannie Mae REMICs, 5.00%, 04/25/18 to 08/25/19	$2,671,090	$2,765,011
4.00%, 07/25/18 to 07/25/40	5,175,723	5,450,843
2.25%, 02/25/21	399,932	405,256
4.25%, 06/25/22 to 02/25/37	1,879,052	1,978,629
2.50%, 03/25/26	1,558,998	1,584,118
7.00%, 09/18/27	1,242,370	1,390,424
6.50%, 03/25/32	3,345,865	3,855,196
5.75%, 10/25/35	1,138,667	1,266,825
0.50%, 05/25/36(a)	4,635,829	4,648,176
3.00%, 09/25/36	934,340	940,508
0.70%, 03/25/37 to 03/25/40(a)	5,632,243	5,675,390
0.60%, 06/25/38(a)	7,573,879	7,610,685
6.56%, 06/25/39(a)	2,655,711	3,110,643
0.75%, 02/25/41(a)	4,892,947	4,926,370
0.72%, 11/25/41(a)	2,121,329	2,134,169
Federal Home Loan Bank 5.07%, 10/20/15	1,469,028	1,479,199
Freddie Mac REMICs,
4.00%, 12/15/17 to 07/15/23	706,308	713,988
4.50%, 07/15/18 to 11/15/39	1,799,421	1,890,297
3.00%, 10/15/18 to 04/15/26	2,414,460	2,475,021
3.75%, 10/15/18	128,153	128,443
5.00%, 01/15/19 to 04/15/19	853,695	883,820
3.50%, 12/15/27	210,349	210,920
0.70%, 12/15/35 to 03/15/40(a)	7,464,687	7,512,538
0.50%, 03/15/36(a)	4,286,781	4,317,525
0.54%, 11/15/36(a)	3,237,682	3,239,864
0.60%, 05/15/37 to 06/15/37(a)	8,659,886	8,702,642
0.55%, 03/15/39(a)	1,311,006	1,318,821
0.65%, 03/15/39 to 02/15/42(a)	17,309,191	17,427,357
1.06%, 11/15/39(a)	682,028	696,171
Ginnie Mae REMICs,
4.50%, 01/16/34	1,246,020	1,256,881
5.73%, 08/20/34(a)	1,835,195	2,074,947
4.00%, 12/20/36 to 02/20/38	973,968	993,687
5.87%, 01/20/39(a)	5,429,953	6,165,366
1.00%, 09/16/39(a)	2,175,798	2,230,061
4.51%, 07/20/41(a)	1,374,914	1,469,958
1.69%, 09/20/41(a)	5,892,522	6,117,787
Ginnie Mae REMICs IO,
1.59%, 09/20/64(a)	12,558,177	1,311,074
1.64%, 11/20/64(a)	8,253,584	907,894
1.69%, 12/20/64(a)	21,289,341	2,407,824
		123,674,328

Federal Deposit Insurance Co. (FDIC)–0.08%
Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 0.75%, 02/25/48(a)(b)	556,545	556,761

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–7.82%
Pass Through Ctfs.,
8.00%, 12/01/15 to 02/01/35	$637,008	$742,969
6.50%, 01/01/16 to 12/01/35	6,623,766	7,749,846
10.00%, 02/01/16 to 04/01/20	82,592	90,139
7.00%, 12/01/16 to 03/01/36	1,578,216	1,784,474
6.00%, 06/01/17 to 07/01/38	1,385,331	1,494,476
10.50%, 08/01/19 to 01/01/21	3,511	3,557
4.50%, 09/01/20 to 01/01/40	5,340,493	5,848,613
8.50%, 09/01/20 to 08/01/31	271,929	332,763
7.50%, 11/01/20 to 05/01/35	3,087,631	3,714,603
9.50%, 11/01/20 to 04/01/25	44,254	46,123
9.00%, 06/01/21 to 04/01/25	246,045	269,348
5.50%, 12/01/22 to 01/01/37	2,052,024	2,204,884
3.50%, 08/01/26	3,064,515	3,247,440
3.00%, 05/01/27 to 07/01/27	4,481,965	4,670,755
7.05%, 05/20/27	224,199	257,618
6.03%, 10/20/30	537,307	621,852
5.00%, 07/01/35 to 01/01/40	2,862,105	3,168,262
Pass Through Ctfs., ARM,
2.47%, 09/01/35(a)	1,949,120	2,078,487
2.14%, 10/01/36(a)	2,528,375	2,681,245
2.41%, 10/01/36(a)	817,913	879,203
2.48%, 12/01/36(a)	540,868	576,771
1.88%, 05/01/37(a)	932,974	982,727
2.53%, 11/01/37(a)	2,968,140	3,190,159
2.66%, 01/01/38(a)	403,338	436,258
2.39%, 06/01/43(a)	5,327,575	5,536,457
3.20%, 06/01/44(a)	1,299,232	1,346,342
2.79%, 08/01/45(a)	3,000,000	3,080,802
		57,036,173

Federal National Mortgage Association (FNMA)–11.03%
Pass Through Ctfs.,
5.00%, 01/01/17 to 03/01/39	3,691,762	4,005,191
7.50%, 11/01/15 to 08/01/37	4,373,473	5,186,209
6.50%, 04/01/16 to 10/01/38	5,561,884	6,419,962
6.00%, 05/01/16 to 10/01/38	6,176,828	6,975,327
9.50%, 07/01/16 to 08/01/22	6,787	7,261
9.00%, 12/01/16	8,296	8,559
7.00%, 06/01/17 to 06/01/36	5,724,667	6,610,529
8.00%, 12/01/17 to 12/01/36	3,566,421	4,300,375
4.50%, 04/01/19 to 08/01/39	5,137,220	5,549,269
10.00%, 12/20/19 to 12/20/21	61,523	65,701
5.50%, 03/01/21 to 05/01/35	6,693,214	7,597,402
6.75%, 07/01/24	478,659	549,833
8.50%, 01/01/25 to 08/01/37	1,369,388	1,639,879
9.90%, 04/20/25	22,079	22,590
6.95%, 07/01/25 to 10/01/25	92,944	97,844
3.50%, 05/01/27 to 06/01/27	5,894,645	6,239,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco U.S. Government Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
Pass Through Ctfs., ARM,
2.50%, 10/01/34(a)	$3,151,576	$3,372,130
2.41%, 05/01/35(a)	1,638,489	1,744,001
2.39%, 01/01/37(a)	7,570,483	8,073,998
2.81%, 02/01/42(a)	2,525,696	2,658,822
2.30%, 06/01/43(a)	3,947,544	4,000,032
2.26%, 08/01/43(a)	3,905,503	3,989,421
2.27%, 06/01/44(a)	1,229,212	1,269,888
		80,383,762

Government National Mortgage Association (GNMA)–2.73%
Pass Through Ctfs.,
10.00%, 06/15/16 to 07/15/24	101,611	108,872
8.50%, 09/20/16 to 01/15/37	216,233	245,669
9.00%, 10/15/16 to 04/15/21	31,009	31,701
8.75%, 10/20/16	7,683	7,714
8.00%, 12/15/16 to 04/15/36	1,621,458	1,898,171
9.50%, 08/15/17 to 03/15/23	40,075	44,709
6.50%, 09/15/17 to 01/15/37	3,111,240	3,549,219
7.00%, 07/15/18 to 12/15/36	1,326,795	1,444,400
6.95%, 07/20/25 to 11/20/26	338,630	360,968
7.50%, 03/15/26 to 10/15/35	1,956,437	2,362,026
6.00%, 12/15/28 to 08/15/33	1,355,393	1,549,774
6.10%, 12/20/33	2,604,393	3,039,484
3.50%, 08/20/42 to 10/20/42	5,097,738	5,252,774
		19,895,481
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $271,148,065)		281,546,505

U.S. Treasury Securities–35.08%
U.S. Treasury Bills–0.23%
0.24%, 05/26/16(c)(d)	120,000	119,746
0.29%, 05/26/16(c)(d)	1,550,000	1,546,710
		1,666,456

U.S. Treasury Notes–28.94%
0.63%, 05/31/17	10,900,000	10,889,022
0.75%, 06/30/17	1,000,000	1,000,716
0.88%, 07/15/17	7,500,000	7,521,790
0.63%, 07/31/17	7,000,000	6,989,726
0.63%, 08/31/17	8,600,000	8,581,825
0.63%, 09/30/17	9,550,000	9,519,400
0.75%, 12/31/17	15,000,000	14,952,073
0.88%, 01/31/18	17,750,000	17,729,396
1.13%, 06/15/18	10,000,000	10,026,029
1.00%, 08/15/18	17,300,000	17,274,849
1.38%, 12/31/18	6,300,000	6,334,240
1.63%, 06/30/19	11,000,000	11,114,981
1.63%, 07/31/19	17,700,000	17,874,004
1.00%, 11/30/19	4,000,000	3,925,406
3.63%, 02/15/20	7,800,000	8,515,068
1.13%, 03/31/20	6,000,000	5,896,592
1.38%, 04/30/20	2,000,000	1,988,036

	Principal Amount		Value
U.S. Treasury Notes–(continued)
3.50%, 05/15/20	$3,500,000		$3,808,853
2.00%, 09/30/20	4,900,000		4,993,242
3.13%, 05/15/21	7,000,000		7,517,235
2.13%, 06/30/21	9,000,000		9,165,784
2.13%, 08/15/21	3,700,000		3,766,432
2.00%, 10/31/21	2,500,000		2,522,239
2.00%, 11/15/21	100,000		100,827
2.13%, 12/31/21	3,000,000		3,044,981
1.75%, 05/15/22	1,750,000		1,731,132
2.00%, 07/31/22	9,000,000		9,040,828
2.38%, 08/15/24	5,000,000		5,080,709
			210,905,415

U.S. Treasury Bonds–5.38%
7.88%, 02/15/21	6,500,000		8,601,310
3.50%, 02/15/39	2,500,000		2,773,614
4.25%, 05/15/39	2,900,000		3,594,448
4.63%, 02/15/40	2,800,000		3,659,979
4.75%, 02/15/41	2,000,000		2,673,357
3.38%, 05/15/44	11,900,000		12,851,293
3.00%, 05/15/45	5,000,000		5,036,391
			39,190,392

U.S. Treasury Inflation — Indexed Notes–0.53%
0.25%, 01/15/25	4,029,680	(e)	3,884,501
Total U.S. Treasury Securities (Cost $254,003,245)			255,646,764

Bonds–13.60%
Collateralized Mortgage Obligations–12.26%
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.10%, 05/15/32(a)(b)	3,070,000		3,051,743
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, Floating Rate Pass Through Ctfs., 1.25%, 06/15/33(a)(b)	6,900,000		6,842,764
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.24%, 06/08/30(a)(b)	6,675,000		6,667,337
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/48(a)(b)	5,230,000		5,321,358
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/48(a)	6,800,000		6,904,237
Credit Suisse Mortgage Capital Trust, Series 2015 TOWN, Class B, Floating Rate Pass Through Ctfs., 2.10%, 03/15/17(a)(b)	8,100,000		8,071,168
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $10,110,863)(b)	9,768,950		10,235,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco U.S. Government Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/39 (Acquired 11/05//10-10/27/11; Cost $15,417,223)(a)(b)	$14,910,618	$15,432,490
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	648,048	649,155
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	6,300,000	6,393,353
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/53(b)	6,095,871	6,152,801
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.28%, 05/15/48(a)	7,100,000	7,138,493
Series 2015-C29, Class C, Variable Rate Pass Through Ctfs., 4.37%, 06/15/48(a)	6,800,000	6,459,041
		89,319,846

Credit Cards–0.98%
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, Pass Through Ctfs., 2.68%, 06/07/23	7,000,000	7,142,429

Sovereign Debt–0.36%
Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	2,200,000	2,636,892
Total Bonds (Cost $98,775,730)		99,099,167

U.S. Government Sponsored Agency Securities–6.17%
Federal Agricultural Mortgage Corp. (FAMC)–1.44%
Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/17(b)	6,000,000	6,429,204
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000	4,057,756
		10,486,960

Federal Farm Credit Bank (FFCB)–0.70%
Unsec. Medium-Term Notes, 5.75%, 12/07/28	4,000,000	5,128,270

Federal Home Loan Bank (FHLB)–0.51%
Unsec. Bonds, 2.88%, 09/11/20	3,500,000	3,689,084

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–1.61%
Series 1,
Unsec. Global Notes, 0.75%, 01/12/18	$1,800,000	$1,792,312
Unsec. Global Notes, 2.38%, 01/13/22	9,800,000	9,958,432
		11,750,744

Tennessee Valley Authority (TVA)–1.91%
Sr. Unsec. Global Bonds, 4.88%, 12/15/16	11,377,000	12,001,478
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,950,415
		13,951,893
Total U.S. Government Sponsored Agency Securities (Cost $45,323,113)		45,006,951

Corporate Notes–2.80%
Private Export Funding Corp.–2.80%
Series BB, Sec. Gtd. Notes,
4.30%, 12/15/21	4,800,000	5,368,306
Series DD, Sec. Gtd. Notes,
2.13%, 07/15/16	5,000,000	5,062,710
Series FF, Sec. Gtd. Notes,
1.38%, 02/15/17	5,000,000	5,043,127
Series HH, Sr. Sec. Gtd. Notes,
1.45%, 08/15/19	5,000,000	4,954,730
Total Corporate Notes (Cost $19,789,469)		20,428,873

Structured Agency Credit Risk Notes (STACR)–1.66%
Freddie Mac,
Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.40%, 02/25/24(a)(f)	4,300,000	4,331,822
Series 2014-DN2, Class M2, Floating Rate STACR® Debt Notes, 1.85%, 04/25/24(a)(f)	6,700,000	6,647,130
Series 2014-DN4, Class M2, Floating Rate STACR® Debt Notes, 2.60%, 10/25/24(a)(f)	1,100,000	1,110,684
Total Structured Agency Credit Risk Notes (STACR) (Cost $12,104,797)		12,089,636

	Shares
Money Market Funds–2.25%
Government & Agency Portfolio–Institutional Class, 0.04% (Cost $16,416,789)(g)	16,416,789	16,416,789
TOTAL INVESTMENTS–100.19% (Cost $717,561,208)		730,234,685
OTHER ASSETS LESS LIABILITIES–(0.19)%		(1,355,146)
NET ASSETS–100.00%		$728,879,539

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
Gtd.	– Guaranteed
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco U.S. Government Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $75,154,885, which represented 10.31% of the Fund’s Net Assets.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(e)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(f)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2015.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2015

U.S. Government Sponsored Agency Mortgage-Backed Securities	38.6%
U.S. Treasury Securities	35.1
Bonds	13.6
U.S. Government Sponsored Agency Securities	6.2
Corporate Notes	2.8
Structured Agency Credit Risk Notes (STACR)	1.6
Money Market Funds Plus Other Assets Less Liabilities	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco U.S. Government Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $701,144,419)	$713,817,896
Investments in affiliated money market funds, at value and cost	16,416,789
Total investments, at value (Cost $717,561,208)	730,234,685
Receivable for:
Investments sold	26,802,124
Fund shares sold	1,296,891
Dividends and interest	2,319,858
Principal paydowns	410,879
Investment for trustee deferred compensation and retirement plans	224,870
Other assets	39,037
Total assets	761,328,344

Liabilities:
Payable for:
Investments purchased	29,518,481
Fund shares reacquired	1,117,631
Amount due custodian	681,019
Dividends	138,870
Variation margin — futures	204,500
Accrued fees to affiliates	453,187
Accrued trustees’ and officers’ fees and benefits	4,644
Accrued other operating expenses	76,699
Trustee deferred compensation and retirement plans	253,774
Total liabilities	32,448,805
Net assets applicable to shares outstanding	$728,879,539

Net assets consist of:
Shares of beneficial interest	$818,488,271
Undistributed net investment income	(5,084,478)
Undistributed net realized gain (loss)	(96,592,987)
Net unrealized appreciation	12,068,733
$728,879,539

Net Assets:
Class A	$614,148,943
Class B	$11,717,822
Class C	$41,187,336
Class R	$6,012,086
Class Y	$10,650,309
Investor Class	$43,234,715
Class R5	$1,928,328

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	68,648,189
Class B	1,305,004
Class C	4,606,358
Class R	671,197
Class Y	1,188,717
Investor Class	4,827,367
Class R5	215,377
Class A:
Net asset value per share	$8.95
Maximum offering price per share
(Net asset value of $8.95 ÷ 95.75%)	$9.35
Class B:
Net asset value and offering price per share	$8.98
Class C:
Net asset value and offering price per share	$8.94
Class R:
Net asset value and offering price per share	$8.96
Class Y:
Net asset value and offering price per share	$8.96
Investor Class:
Net asset value and offering price per share	$8.96
Class R5:
Net asset value and offering price per share	$8.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco U.S. Government Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$7,577,943
Dividends from affiliated money market funds	2,076
Total investment income	7,580,019

Expenses:
Advisory fees	1,499,801
Administrative services fees	98,774
Custodian fees	11,379
Distribution fees:
Class A	766,825
Class B	65,830
Class C	202,805
Class R	14,918
Investor Class	54,724
Transfer agent fees — A, B, C, R, Y and Investor	790,583
Transfer agent fees — R5	1,461
Trustees’ and officers’ fees and benefits	13,878
Other	114,672
Total expenses	3,635,650
Less: Fees waived and expense offset arrangement(s)	(4,205)
Net expenses	3,631,445
Net investment income	3,948,574

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,919,318
Futures contracts	(1,310,984)
Securities sold short	(215,359)
Swap agreements	234,701
627,676
Change in net unrealized appreciation (depreciation) of:
Investment securities	(6,580,738)
Futures contracts	(1,482,651)
(8,063,389)
Net realized and unrealized gain (loss)	(7,435,713)
Net increase (decrease) in net assets resulting from operations	$(3,487,139)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco U.S. Government Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$3,948,574	$8,071,380
Net realized gain	627,676	11,493,672
Change in net unrealized appreciation (depreciation)	(8,063,389)	5,787,008
Net increase (decrease) in net assets resulting from operations	(3,487,139)	25,352,060

Distributions to shareholders from net investment income:
Class A	(4,218,024)	(11,990,789)
Class B	(40,590)	(206,521)
Class C	(125,993)	(456,411)
Class R	(33,509)	(100,303)
Class Y	(54,154)	(106,689)
Investor Class	(315,162)	(956,951)
Class R5	(25,129)	(106,275)
Total distributions from net investment income	(4,812,561)	(13,923,939)

Share transactions–net:
Class A	(4,566,788)	(51,343,294)
Class B	(3,030,272)	(7,696,043)
Class C	440,214	(1,646,780)
Class R	(11,846)	(451,685)
Class Y	3,825,622	2,726,736
Investor Class	(2,905,320)	(8,228,494)
Class R5	(2,618,542)	123,191
Net increase (decrease) in net assets resulting from share transactions	(8,866,932)	(66,516,369)
Net increase (decrease) in net assets	(17,166,632)	(55,088,248)

Net assets:
Beginning of period	746,046,171	801,134,419
End of period (includes undistributed net investment income of $(5,084,478) and $(4,220,491), respectively)	$728,879,539	$746,046,171

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Government Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

11                         Invesco U.S. Government Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

12                         Invesco U.S. Government Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Securities Sold Short — The Fund may enter into short sales of securities which it concurrently holds (“covered”) or for which it holds no corresponding position (“not covered”). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund’s security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures

13                         Invesco U.S. Government Fund

contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

M.	Put Options Purchased — The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount

14                         Invesco U.S. Government Fund

of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.50%
Next $300 million	0.40%
Next $500 million	0.35%
Next $19.5 billion	0.30%
Over $20.5 billion	0.24%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.50% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

15                         Invesco U.S. Government Fund

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $1,300.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $39,492 in front-end sales commissions from the sale of Class A shares and $46, $3,357 and $1,052 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$16,416,789	$—	$—	$16,416,789
U.S. Treasury Securities	—	255,646,764	—	255,646,764
U.S. Government Sponsored Agency Securities	—	326,553,456	—	326,553,456
Corporate Notes	—	20,428,873	—	20,428,873
Foreign Sovereign Debt Securities	—	2,636,892	—	2,636,892
Bonds	—	96,462,275	—	96,462,275
Structured Agency Credit Risk Notes	—	12,089,636	—	12,089,636
	16,416,789	713,817,896	—	730,234,685
Futures Contracts*	(604,744)	—	—	(604,744)
Total Investments	$15,812,045	$713,817,896	$—	$729,629,941

*	Unrealized appreciation (depreciation).

16                         Invesco U.S. Government Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts(a)	$97,694	$(702,438)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Options Purchased(a)	Swap Agreements
Realized Gain (Loss):
Interest Rate Risk	$(1,310,984)	$(712,126)	$234,701
Change in Net Unrealized Appreciation (Depreciation):
Interest Rate Risk	(1,482,651)	—	—
Total	$(2,793,635)	$(712,126)	$234,701

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the six month average notional value of futures contracts and options purchased and the four month average notional value of swap agreements outstanding during the period.

	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$94,908,401	$154,000,000	$44,000,000

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bond	Long	304	December-2015	$48,155,500	$(349,788)
U.S. Treasury 5 Year Notes	Long	220	December-2015	26,276,250	(174,461)
U.S. Treasury 10 Year Notes	Long	144	December-2015	18,297,000	(178,189)
U.S. Treasury 30 Year Notes	Short	40	December-2015	(6,185,000)	97,694
Total Futures Contracts — Interest Rate Risk					$(604,744)

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,905.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

17                         Invesco U.S. Government Fund

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$13,835,615	$—	$13,835,615
February 28, 2017	67,554,183	—	67,554,183
February 28, 2019	2,548,812	—	2,548,812
Not Subject to Expiration	6,602,797	4,279,805	10,882,602
	$90,541,407	$4,279,805	$94,821,212

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $242,077,430 and $244,107,136, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $82,388,646 and $91,780,673, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,579,997
Aggregate unrealized (depreciation) of investment securities	(6,379,341)
Net unrealized appreciation of investment securities	$8,200,656

Cost of investments for tax purposes is $722,034,029.

18                         Invesco U.S. Government Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	5,910,970	$53,153,466	9,163,145	$82,062,108
Class B	47,430	428,846	38,327	340,107
Class C	788,084	7,082,283	1,188,544	10,648,178
Class R	89,403	805,134	194,609	1,740,383
Class Y	885,684	7,985,918	600,101	5,390,013
Investor Class	189,720	1,711,346	310,652	2,784,527
Class R5	25,337	228,247	114,621	1,023,976

Issued as reinvestment of dividends:
Class A	397,524	3,574,526	1,057,180	9,462,907
Class B	4,159	37,542	20,272	182,031
Class C	12,452	111,874	42,966	384,364
Class R	3,715	33,440	10,493	94,053
Class Y	3,826	34,479	8,458	75,909
Investor Class	33,920	305,395	97,922	877,587
Class R5	2,711	24,439	11,108	99,437

Automatic conversion of Class B shares to Class A shares:
Class A	199,913	1,800,114	505,075	4,522,528
Class B	(199,105)	(1,800,114)	(503,271)	(4,522,528)

Reacquired:
Class A	(7,024,777)	(63,094,894)	(16,467,303)	(147,390,837)
Class B	(187,799)	(1,696,546)	(412,073)	(3,695,653)
Class C	(751,798)	(6,753,943)	(1,416,086)	(12,679,322)
Class R	(94,522)	(850,420)	(255,012)	(2,286,121)
Class Y	(464,654)	(4,194,775)	(305,678)	(2,739,186)
Investor Class	(547,077)	(4,922,061)	(1,324,853)	(11,890,608)
Class R5	(318,611)	(2,871,228)	(111,323)	(1,000,222)
Net increase (decrease) in share activity	(993,495)	$(8,866,932)	(7,432,126)	$(66,516,369)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19                         Invesco U.S. Government Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/15	$9.05	$0.05	$(0.09)	$(0.04)	$(0.06)	$8.95	(0.42)%		$614,149	0.95	%(d)	0.95	%(d)	1.13	%(d)	45%
Year ended 02/28/15	8.91	0.10	0.21	0.31	(0.17)	9.05	3.47		625,704	0.96		0.96		1.10		76
Year ended 02/28/14	9.24	0.09	(0.22)	(0.13)	(0.20)	8.91	(1.37)		667,507	0.90		0.90		0.99		142
Year ended 02/28/13	9.31	0.11	0.05	0.16	(0.23)	9.24	1.76		823,299	0.90		0.90		1.20		113
Year ended 02/29/12	8.91	0.16	0.50	0.66	(0.26)	9.31	7.50		912,434	0.92		0.92		1.78		157
Year ended 02/28/11	8.91	0.16	0.11	0.27	(0.27)	8.91	3.04		291,338	0.98		0.98		1.75		70
Class B
Six months ended 08/31/15	9.08	0.02	(0.09)	(0.07)	(0.03)	8.98	(0.79)		11,718	1.70	(d)	1.70	(d)	0.38	(d)	45
Year ended 02/28/15	8.94	0.03	0.21	0.24	(0.10)	9.08	2.70		14,894	1.71		1.71		0.35		76
Year ended 02/28/14	9.27	0.02	(0.21)	(0.19)	(0.14)	8.94	(2.10)		22,334	1.65		1.65		0.24		142
Year ended 02/28/13	9.34	0.04	0.05	0.09	(0.16)	9.27	1.00		38,617	1.65		1.65		0.45		113
Year ended 02/29/12	8.94	0.10	0.49	0.59	(0.19)	9.34	6.69		56,028	1.67		1.67		1.03		157
Year ended 02/28/11	8.94	0.09	0.11	0.20	(0.20)	8.94	2.27		45,597	1.73		1.73		1.00		70
Class C
Six months ended 08/31/15	9.04	0.02	(0.09)	(0.07)	(0.03)	8.94	(0.80)		41,187	1.70	(d)	1.70	(d)	0.38	(d)	45
Year ended 02/28/15	8.91	0.03	0.20	0.23	(0.10)	9.04	2.59		41,207	1.71		1.71		0.35		76
Year ended 02/28/14	9.23	0.02	(0.20)	(0.18)	(0.14)	8.91	(2.00)		42,237	1.65		1.65		0.24		142
Year ended 02/28/13	9.30	0.04	0.05	0.09	(0.16)	9.23	1.00		65,924	1.65		1.65		0.45		113
Year ended 02/29/12	8.90	0.10	0.49	0.59	(0.19)	9.30	6.69		77,221	1.67		1.67		1.03		157
Year ended 02/28/11	8.90	0.09	0.11	0.20	(0.20)	8.90	2.27		53,323	1.73		1.73		1.00		70
Class R
Six months ended 08/31/15	9.06	0.04	(0.09)	(0.05)	(0.05)	8.96	(0.54)		6,012	1.20	(d)	1.20	(d)	0.88	(d)	45
Year ended 02/28/15	8.92	0.08	0.20	0.28	(0.14)	9.06	3.21		6,092	1.21		1.21		0.85		76
Year ended 02/28/14	9.25	0.07	(0.22)	(0.15)	(0.18)	8.92	(1.61)		6,446	1.15		1.15		0.74		142
Year ended 02/28/13	9.32	0.09	0.05	0.14	(0.21)	9.25	1.50		11,248	1.15		1.15		0.95		113
Year ended 02/29/12	8.92	0.14	0.50	0.64	(0.24)	9.32	7.23		14,155	1.17		1.17		1.53		157
Year ended 02/28/11	8.91	0.14	0.12	0.26	(0.25)	8.92	2.90		16,999	1.23		1.23		1.50		70
Class Y
Six months ended 08/31/15	9.06	0.06	(0.09)	(0.03)	(0.07)	8.96	(0.29)		10,650	0.70	(d)	0.70	(d)	1.38	(d)	45
Year ended 02/28/15	8.92	0.12	0.21	0.33	(0.19)	9.06	3.72		6,920	0.71		0.71		1.35		76
Year ended 02/28/14	9.25	0.11	(0.21)	(0.10)	(0.23)	8.92	(1.11)		4,114	0.65		0.65		1.24		142
Year ended 02/28/13	9.32	0.14	0.05	0.19	(0.26)	9.25	2.01		6,446	0.65		0.65		1.45		113
Year ended 02/29/12	8.92	0.19	0.49	0.68	(0.28)	9.32	7.76		7,805	0.67		0.67		2.03		157
Year ended 02/28/11	8.91	0.18	0.12	0.30	(0.29)	8.92	3.42		9,366	0.73		0.73		2.00		70
Investor Class
Six months ended 08/31/15	9.06	0.05	(0.09)	(0.04)	(0.06)	8.96	(0.41	)(e)	43,235	0.94	(d)(e)	0.94	(d)(e)	1.14	(d)(e)	45
Year ended 02/28/15	8.92	0.10	0.21	0.31	(0.17)	9.06	3.48		46,653	0.92	(e)	0.92	(e)	1.14	(e)	76
Year ended 02/28/14	9.24	0.09	(0.21)	(0.12)	(0.20)	8.92	(1.26)		54,118	0.90		0.90		0.99		142
Year ended 02/28/13	9.31	0.11	0.05	0.16	(0.23)	9.24	1.76		72,686	0.90		0.90		1.20		113
Year ended 02/29/12	8.92	0.16	0.49	0.65	(0.26)	9.31	7.37		85,227	0.92		0.92		1.78		157
Year ended 02/28/11	8.91	0.16	0.13	0.29	(0.28)	8.92	3.16		102,784	0.98		0.98		1.75		70
Class R5
Six months ended 08/31/15	9.04	0.07	(0.08)	(0.01)	(0.08)	8.95	(0.13)		1,928	0.58	(d)	0.58	(d)	1.50	(d)	45
Year ended 02/28/15	8.91	0.13	0.20	0.33	(0.20)	9.04	3.73		4,575	0.60		0.60		1.46		76
Year ended 02/28/14	9.23	0.12	(0.21)	(0.09)	(0.23)	8.91	(0.95)		4,379	0.57		0.57		1.32		142
Year ended 02/28/13	9.31	0.14	0.05	0.19	(0.27)	9.23	2.04		5,008	0.56		0.56		1.54		113
Year ended 02/29/12	8.91	0.20	0.50	0.70	(0.30)	9.31	7.99		5,311	0.48		0.48		2.22		157
Year ended 02/28/11	8.92	0.20	0.10	0.30	(0.31)	8.91	3.41		6,454	0.53		0.53		2.20		70

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending February 29, 2012, the portfolio turnover calculations excludes the value of securities purchased of $736,836,392 and sold of $245,862,985 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Government Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $610,126, $13,095, $40,341, $5,935, $6,586, $44,815 and $2,903 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31,2015 and the year ended Feburary 28, 2015.

20                         Invesco U.S. Government Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$996.90	$4.77	$1,020.36	$4.82	0.95%
B	1,000.00	993.20	8.52	1,016.59	8.62	1.70
C	1,000.00	992.00	8.51	1,016.59	8.62	1.70
R	1,000.00	995.70	6.02	1,019.10	6.09	1.20
Y	1,000.00	997.10	3.51	1,021.62	3.56	0.70
Investor	1,000.00	997.10	4.72	1,020.41	4.77	0.94
R5	1,000.00	998.70	2.91	1,022.22	2.95	0.58

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

21                         Invesco U.S. Government Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco U.S. Government Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate U.S. Government Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual

22                         Invesco U.S. Government Fund

management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds with investment strategies comparable to those of the Fund.

The Board considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

23                         Invesco U.S. Government Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519 GOV-SAR-1 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.